Schedule of Investments (unaudited)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27	$1,000	$966,430
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	100	93,852
Carmax Auto Owner Trust 2021-1 Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 06/15/24)	2,353	2,267,063
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A4, 0.54%, 05/17/27	850	780,298
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26	1,000	903,912

Total Asset-Backed Securities — 0.2%
(Cost: $5,304,419)		5,011,555

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank, Series 2017-BNK5, Class A4, 3.13%, 06/15/60	850	774,342
BBCMS Mortgage Trust
Series 2020-C7, Class A5, 2.04%, 04/15/53	670	546,130
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,610,225
Benchmark Mortgage Trust
3.93%, 03/15/52 (Call 02/15/29)	1,500	1,425,548
4.59%, 05/15/55(a)	2,000	1,914,625
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	100	94,835
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	250	239,548
Series 2018-B6, Class AAB, 4.17%, 10/10/51	250	240,094
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	89,981
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	949,703
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	636,831
CD Mortgage Trust, 3.35%, 11/10/49	1,863	1,781,539
COMM Mortgage Trust, Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	720	699,019
Commission Mortgage Trust, Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 05/10/24)	585	569,637
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	236,632
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	91,090
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50 (Call 06/15/27)	1,356	1,289,854
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	38	37,358
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 10/15/26)	100	95,810
Series 2015-C27, Class A4, 3.75%, 12/15/47	250	237,343
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	500	456,471
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	82	70,084
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	845	806,754
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51	400	386,405
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54	460	368,554
Class ASB, 4.17%, 05/15/51 (Call 05/15/28)	1,000	962,891
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	474,692
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C41, Class A4, 3.47%, 11/15/50	$1,000	$918,342
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	1,775,439
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	130	107,951
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/47	635	612,853
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 12/15/24)	213	203,981
		20,704,561
Total Collaterized Mortgage Obligations — 1.0%
(Cost: $24,120,713)		20,704,561

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	195	179,694
WPP Finance 2010, 3.75%, 09/19/24	925	893,883
		1,073,577
Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	282	242,841
3.83%, 04/27/25 (Call 01/27/25)	235	229,877
4.40%, 06/15/28 (Call 03/15/28)	477	461,684
4.85%, 04/27/35 (Call 10/27/34)	330	312,916
5.05%, 04/27/45 (Call 10/27/44)	109	99,595
6.15%, 12/15/40	84	87,919
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	79,708
2.25%, 07/01/30 (Call 04/01/30)	394	331,590
2.38%, 03/15/32 (Call 12/15/31)	165	135,328
2.65%, 11/01/26 (Call 08/01/26)	25	23,196
3.03%, 03/15/52 (Call 09/15/51)	170	119,622
3.13%, 05/04/27 (Call 02/04/27)	172	161,389
3.13%, 07/01/50 (Call 01/01/50)	116	83,645
3.75%, 11/01/46 (Call 05/01/46)	252	200,549
3.95%, 08/16/25 (Call 06/16/25)	450	441,977
4.05%, 05/04/47 (Call 11/04/46)	162	135,630
4.13%, 11/16/28 (Call 08/16/28)	281	272,244
4.15%, 05/15/45 (Call 11/16/44)	270	231,420
4.35%, 04/15/47 (Call 10/15/46)	227	199,311
4.45%, 11/16/38 (Call 05/16/38)	90	82,908
4.50%, 06/01/42	328	303,111
4.63%, 11/16/48 (Call 05/16/48)	214	196,724
4.70%, 12/15/41	17	15,705
4.80%, 12/15/43 (Call 06/15/43)	55	51,625
4.88%, 10/15/40	100	95,165
5.40%, 05/01/35	10	10,126
6.05%, 06/01/36	15	16,146
6.13%, 07/15/38	130	141,076
7.50%, 09/15/29	5	5,729
		4,768,756
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	368	342,593
2.70%, 09/15/51 (Call 03/15/51)	120	82,396
2.90%, 03/01/32 (Call 12/01/31)	50	43,503
3.25%, 03/27/30 (Call 12/27/29)	183	167,030

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.75%, 09/15/47 (Call 03/15/47)	$74	$61,541
4.02%, 04/16/43	8	6,949
4.50%, 03/15/49 (Call 09/15/48)	55	51,320
4.54%, 03/26/42	42	39,099
5.94%, 10/01/32	97	105,933
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	705	644,680
2.75%, 05/14/31 (Call 02/14/31)	465	386,178
3.25%, 08/15/26 (Call 05/15/26)	971	910,196
3.75%, 09/25/27 (Call 06/25/27)	834	783,410
		3,624,828
Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	185	154,395
3.45%, 11/16/27 (Call 08/16/27)	45	41,668
5.13%, 06/15/27 (Call 04/15/27)	244	246,116
		442,179
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	130	106,895
3.38%, 11/01/46 (Call 05/01/46)	35	28,131
3.38%, 03/27/50 (Call 09/27/49)(b)	178	142,542
3.63%, 05/01/43 (Call 11/01/42)	44	37,410
3.88%, 11/01/45 (Call 05/01/45)	237	208,306
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	575	557,537
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	7	6,512
4.25%, 04/01/25 (Call 01/01/25)	5	4,894
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	210	197,354
2.80%, 04/23/27 (Call 02/23/27)	51	46,511
2.95%, 04/23/30 (Call 01/23/30)	300	252,039
		1,588,131
Auto Manufacturers — 0.1%
American Honda Finance Corp.
2.30%, 09/09/26	75	68,624
2.35%, 01/08/27	140	127,687
3.50%, 02/15/28	190	178,590
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	434	347,300
4.88%, 10/01/43 (Call 04/01/43)	322	308,215
General Motors Co.
5.00%, 04/01/35	65	57,582
5.15%, 04/01/38 (Call 10/01/37)	45	39,785
5.20%, 04/01/45	189	159,369
5.40%, 04/01/48 (Call 10/01/47)	122	105,987
5.95%, 04/01/49 (Call 10/01/48)	90	83,644
6.25%, 10/02/43	80	77,162
6.60%, 04/01/36 (Call 10/01/35)	111	112,542
6.75%, 04/01/46 (Call 10/01/45)	129	128,635
General Motors Financial Co. Inc.
2.40%, 10/15/28 (Call 08/15/28)	25	20,855
2.70%, 06/10/31 (Call 03/10/31)	5	3,933
3.10%, 01/12/32 (Call 10/12/31)	5	4,022
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	307	381,150
Toyota Motor Credit Corp.
1.80%, 02/13/25	157	147,955
2.15%, 02/13/30	77	65,541
3.05%, 01/11/28	57	53,373
Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 01/11/27	$95	$89,925
3.38%, 04/01/30	115	105,494
3.65%, 08/18/25	160	155,901
3.65%, 01/08/29	66	62,499
4.40%, 09/20/24	50	49,735
4.55%, 09/20/27	50	49,686
		2,985,191
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	304	189,513
4.35%, 03/15/29 (Call 12/15/28)	105	97,813
4.40%, 10/01/46 (Call 04/01/46)	54	40,114
5.40%, 03/15/49 (Call 09/15/48)	307	267,646
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	30	22,653
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	80	77,166
4.38%, 03/15/45 (Call 09/15/44)	36	28,199
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	164	139,969
3.55%, 01/15/52 (Call 07/15/51)	35	21,966
3.80%, 09/15/27 (Call 06/15/27)	111	104,189
4.25%, 05/15/29 (Call 02/15/29)	122	111,028
5.25%, 05/15/49 (Call 11/15/48)(b)	112	94,323
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	85	83,189
4.15%, 10/01/25 (Call 07/01/25)	60	58,990
		1,336,758
Banks — 5.8%
Australia & New Zealand Banking Group Ltd./New York
NY, 3.70%, 11/16/25	130	126,318
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,407	5,734,970
5.86%, 09/14/26 (Call 09/14/25)(a)	200	197,976
Banco Santander SA
3.23%, 11/22/32 (Call 11/22/31)(a)	425	313,620
4.38%, 04/12/28	215	198,174
Bank of America Corp.
1.84%, 02/04/25 (Call 02/04/24),
(1 day SOFR + 0.670%)(a)	30	28,637
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(a)	65	60,235
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(a)	5	3,918
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(a)	161	151,474
2.48%, 09/21/36 (Call 09/21/31)(a)	110	82,539
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(a)	218	179,564
2.55%, 02/04/28 (Call 02/04/27),
(1 day SOFR + 1.050%)(a)	50	44,714
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(a)	294	242,973
2.68%, 06/19/41 (Call 06/19/40),
(1 day SOFR + 1.930%)(a)	90	62,717
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(a)	110	89,243
2.83%, 10/24/51 (Call 10/24/50),
(1 day SOFR + 1.880%)(a)	55	35,214
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(a)	143	121,806

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(a)	$327	$267,954
2.97%, 07/21/52 (Call 07/21/51),
(1 day SOFR + 1.560%)(a)	262	172,532
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(a)	185	176,496
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(a)	150	130,841
3.25%, 10/21/27 (Call 10/21/26)	160	147,779
3.31%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.580%)(a)	65	49,221
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(a)	120	114,710
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(a)	125	114,010
3.50%, 04/19/26	132	126,621
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(a)	155	146,292
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(a)	205	190,117
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(a)	192	178,932
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(a)	55	51,751
3.84%, 04/25/25 (Call 04/25/24),
(1 day SOFR + 1.110%)(a)	50	48,792
3.85%, 03/08/37 (Call 03/08/32)(a)	140	118,016
3.88%, 08/01/25	95	93,712
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(a)	206	166,279
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)	145	134,640
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(a)	166	152,664
4.00%, 01/22/25	170	166,724
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(a)	85	72,318
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(a)	616	505,385
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(a)	305	266,109
4.25%, 10/22/26	72	70,554
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(a)	120	112,944
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(a)	418	355,685
4.38%, 04/27/28 (Call 04/27/27),
(1 day SOFR + 1.580%)(a)	50	47,970
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(a)	440	381,528
4.45%, 03/03/26	90	88,695
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(a)	675	629,127
4.83%, 07/22/26 (Call 07/22/25)(a)	135	133,207
4.88%, 04/01/44	96	87,367
4.95%, 07/22/28 (Call 07/22/27)(a)	140	137,270
5.00%, 01/21/44	353	332,593
5.02%, 07/22/33 (Call 07/22/32)(a)	210	202,894
5.88%, 02/07/42	299	311,663
6.11%, 01/29/37	290	301,484
Security	Par (000)	Value

Banks (continued)
6.20%, 11/10/28 (Call 11/10/27)(a)	$105	$108,563
7.75%, 05/14/38	185	222,919
Series L, 3.95%, 04/21/25	110	107,561
Series L, 4.18%, 11/25/27 (Call 11/25/26)	190	181,501
Series L, 4.75%, 04/21/45	157	136,124
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(a)	15	12,182
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1 day SOFR + 1.650%)(a)	275	202,444
Bank of America NA, 6.00%, 10/15/36	342	357,448
Bank of Montreal
1.25%, 09/15/26	150	131,756
1.85%, 05/01/25	270	252,318
2.50%, 06/28/24	475	457,221
2.65%, 03/08/27	200	183,334
3.80%, 12/15/32 (Call 12/15/27)(a)	500	441,675
3.89%, 01/10/25, (1 day SOFR + 0.465%)(a)	50	48,986
4.34%, 10/05/28 (Call 10/05/23)(a)	170	166,274
Series E, 3.30%, 02/05/24	529	519,563
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	413	383,594
2.05%, 01/26/27 (Call 12/26/26)	190	171,403
2.10%, 10/24/24	292	278,880
2.45%, 08/17/26 (Call 05/17/26)	208	192,787
2.50%, 01/26/32 (Call 10/26/31)	100	82,206
2.80%, 05/04/26 (Call 02/04/26)	211	199,273
3.00%, 10/30/28 (Call 07/30/28)	159	144,329
3.25%, 09/11/24 (Call 08/11/24)	145	141,247
3.25%, 05/16/27 (Call 02/16/27)	62	58,886
3.30%, 08/23/29 (Call 05/23/29)	225	202,878
3.35%, 04/25/25 (Call 03/25/25)	200	194,168
3.40%, 01/29/28 (Call 10/29/27)	220	206,133
3.43%, 06/13/25 (Call 06/13/24)(a)	95	92,844
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(a)	449	422,612
3.85%, 04/28/28	260	250,567
3.85%, 04/26/29 (Call 02/26/29)	200	186,464
3.95%, 11/18/25 (Call 10/18/25)	249	245,091
3.99%, 06/13/28 (Call 06/13/27)(a)	100	96,110
5.80%, 10/25/28	40	41,500
5.83%, 10/25/33	180	189,547
Series G, 3.00%, 02/24/25 (Call 01/24/25)	140	135,260
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	166,802
Bank of Nova Scotia (The)
0.65%, 07/31/24	135	125,558
0.70%, 04/15/24	2,305	2,172,831
1.05%, 03/02/26	945	837,582
1.30%, 06/11/25(b)	912	834,726
1.30%, 09/15/26	300	263,763
1.45%, 01/10/25	100	93,111
1.95%, 02/02/27	200	178,552
2.15%, 08/01/31	1,815	1,445,974
2.20%, 02/03/25	890	839,252
2.44%, 03/11/24	3,630	3,513,295
2.45%, 02/02/32	200	161,950
2.70%, 08/03/26	466	433,729
3.40%, 02/11/24	1,369	1,345,412
3.45%, 04/11/25	800	774,136
4.50%, 12/16/25	936	924,263
5.25%, 12/06/24	100	99,073

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(a)	$250	$215,290
2.89%, 11/24/32 (Call 11/24/31)(a)	140	107,216
3.56%, 09/23/35 (Call 09/23/30)(a)	355	268,579
3.65%, 03/16/25	160	152,614
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(a)	385	371,398
4.34%, 01/10/28 (Call 01/10/27)	125	116,088
4.38%, 09/11/24	35	34,352
4.38%, 01/12/26	395	380,286
4.84%, 05/09/28 (Call 05/07/27)	235	216,978
4.95%, 01/10/47	205	175,408
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(a)	240	217,003
5.20%, 05/12/26	230	223,022
5.30%, 08/09/26 (Call 08/09/25)(a)	245	240,806
5.50%, 08/09/28 (Call 08/09/27)(a)	280	270,934
7.33%, 11/02/26 (Call 11/02/25)(a)	200	205,440
7.39%, 11/02/28 (Call 11/02/27)(a)	200	206,970
7.44%, 11/02/33	200	211,880
BNP Paribas SA, 4.25%, 10/15/24	205	200,162
BPCE SA
3.38%, 12/02/26	290	272,493
4.00%, 04/15/24	75	73,715
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	150	139,511
2.25%, 01/28/25	359	338,979
3.10%, 04/02/24	582	567,840
3.60%, 04/07/32 (Call 03/07/32)	15	13,371
3.95%, 08/04/25	200	194,700
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(a)	35	28,020
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(a)	7	5,744
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(a)	192	159,713
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(a)	115	98,247
3.11%, 04/08/26 (Call 04/08/25),
(1 day SOFR + 2.842%)(a)	256	242,757
3.20%, 10/21/26 (Call 07/21/26)	270	252,304
3.30%, 04/27/25	55	53,307
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(a)	270	261,125
3.40%, 05/01/26	35	33,362
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(a)	100	91,798
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(a)	90	83,228
3.70%, 01/12/26	362	347,886
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(a)	302	263,676
3.88%, 03/26/25	110	107,369
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(a)	290	244,090
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(a)	90	84,899
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)	115	105,325
Security	Par (000)	Value

Banks (continued)
4.00%, 08/05/24	$25	$24,513
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)	317	314,413
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(a)	46	42,979
4.13%, 07/25/28	141	133,293
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(a)	69	58,255
4.30%, 11/20/26	90	88,006
4.40%, 06/10/25	150	147,543
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(a)	190	177,264
4.45%, 09/29/27	392	377,582
4.60%, 03/09/26	95	93,652
4.65%, 07/30/45	239	212,536
4.65%, 07/23/48 (Call 06/23/48)	305	274,835
4.66%, 05/24/28 (Call 05/24/27),
(1 day SOFR + 1.887%)(a)	25	24,346
4.75%, 05/18/46	265	228,321
5.30%, 05/06/44	181	166,391
5.32%, 03/26/41 (Call 03/26/40),
(1 day SOFR + 4.548%)(a)	110	107,089
5.50%, 09/13/25	253	257,273
5.88%, 02/22/33	16	16,145
5.88%, 01/30/42	220	225,566
6.00%, 10/31/33	92	95,118
6.63%, 01/15/28	53	57,139
6.63%, 06/15/32	272	289,163
6.68%, 09/13/43	126	137,896
8.13%, 07/15/39	349	437,018
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	265	253,851
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	70	57,210
2.85%, 07/27/26 (Call 04/27/26)	112	104,112
3.25%, 04/30/30 (Call 01/30/30)	85	74,749
4.30%, 12/03/25 (Call 11/03/25)	145	141,474
5.64%, 05/21/37 (Call 05/21/32)(a)	55	51,361
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	234	220,648
Cooperatieve Rabobank UA
3.75%, 07/21/26	75	70,459
4.38%, 08/04/25	100	97,254
5.25%, 05/24/41	106	108,790
5.25%, 08/04/45	107	96,890
5.75%, 12/01/43	107	102,581
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	232,837
Credit Suisse Group AG
3.75%, 03/26/25	225	199,406
4.55%, 04/17/26	175	154,201
4.88%, 05/15/45	235	166,441
Deutsche Bank AG
4.10%, 01/13/26	205	196,823
6.12%, 07/14/26 (Call 07/14/25)(a)	295	291,596
Deutsche Bank AG/London, 3.70%, 05/30/24	216	211,782
Deutsche Bank AG/New York NY
2.31%, 11/16/27 (Call 11/16/26),
(1 day SOFR + 1.219%)(a)	170	142,168
2.55%, 01/07/28 (Call 01/07/27),
(1 day SOFR + 1.318%)(a)	255	213,795

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.04%, 05/28/32 (Call 05/28/31),
(1 day SOFR + 1.718%)(a)	$170	$128,124
3.55%, 09/18/31 (Call 09/18/30),
(1 day SOFR + 3.043%)(a)	365	290,241
3.70%, 05/30/24	175	170,187
3.96%, 11/26/25 (Call 11/26/24),
(1 day SOFR + 2.581%)(a)	40	37,782
4.10%, 01/13/26	60	57,362
4.88%, 12/01/32 (Call 12/01/27)(a)	200	163,464
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	125	100,175
3.45%, 07/27/26 (Call 04/27/26)	45	41,446
4.65%, 09/13/28 (Call 06/13/28)	260	242,707
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29)(a)	100	94,792
6.36%, 10/27/28 (Call 10/27/27)(a)	50	51,625
8.25%, 03/01/38	171	209,475
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	19,643
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	165	127,941
Goldman Sachs Capital I, 6.35%, 02/15/34	140	141,400
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(a)	140	108,200
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(a)	205	162,147
2.60%, 02/07/30 (Call 11/07/29)	102	85,539
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(a)	272	219,735
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(a)	55	44,139
2.91%, 07/21/42 (Call 07/21/41),
(1 day SOFR + 1.472%)(a)	50	35,388
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(a)	350	290,703
3.21%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.513%)(a)	117	86,734
3.44%, 02/24/43 (Call 02/24/42),
(1 day SOFR + 1.632%)(a)	60	45,715
3.50%, 04/01/25 (Call 03/01/25)	220	213,151
3.50%, 11/16/26 (Call 11/16/25)	283	269,246
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(a)	177	165,633
3.75%, 05/22/25 (Call 02/22/25)	128	124,572
3.75%, 02/25/26 (Call 11/25/25)	165	159,440
3.80%, 03/15/30 (Call 12/15/29)	73	66,429
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(a)	352	324,009
3.85%, 01/26/27 (Call 01/26/26)	337	323,951
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(a)	320	270,163
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(a)	375	352,016
4.25%, 10/21/25	175	171,699
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(a)	200	176,524
4.48%, 08/23/28 (Call 08/23/27)(a)	200	192,014
4.75%, 10/21/45 (Call 04/21/45)	191	175,584
4.80%, 07/08/44 (Call 01/08/44)	430	396,976
5.15%, 05/22/45	99	93,905
5.95%, 01/15/27	65	67,629
Security	Par (000)	Value

Banks (continued)
6.13%, 02/15/33	$340	$357,813
6.25%, 02/01/41	345	371,389
6.45%, 05/01/36	114	121,207
6.75%, 10/01/37	641	694,338
HSBC Bank USA NA, 7.00%, 01/15/39	250	276,740
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1 day SOFR + 1.290%)(a)	25	21,430
2.21%, 08/17/29 (Call 08/17/28),
(1 day SOFR + 1.285%)(a)	65	52,509
2.25%, 11/22/27 (Call 11/22/26),
(1 day SOFR + 1.100%)(a)	425	366,537
2.63%, 11/07/25 (Call 11/07/24),
(1 day SOFR + 1.401%)(a)	287	267,292
2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(a)	75	58,082
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(a)	305	295,362
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(a)	215	188,020
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(a)	325	298,194
4.25%, 03/14/24	215	211,588
4.25%, 08/18/25	55	52,934
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(a)	105	99,988
4.30%, 03/08/26	367	357,098
4.38%, 11/23/26	55	52,799
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(a)	330	303,514
4.76%, 06/09/28 (Call 06/09/27)(a)	50	47,301
4.95%, 03/31/30	250	239,650
6.10%, 01/14/42	235	242,412
6.50%, 05/02/36	555	531,668
6.50%, 09/15/37	580	552,851
6.80%, 06/01/38	345	341,705
7.34%, 11/03/26 (Call 11/03/25)(a)	300	313,167
7.39%, 11/03/28 (Call 11/03/27)(a)	215	225,492
8.11%, 11/03/33 (Call 11/03/32)(a)	300	315,942
HSBC USA Inc., 3.50%, 06/23/24	105	102,520
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(a)	230	169,039
4.44%, 08/04/28 (Call 08/04/27)(a)	100	94,308
5.02%, 05/17/33 (Call 05/17/32)(a)	67	64,007
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	349	289,307
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(a)	300	238,755
3.55%, 04/09/24	415	405,974
3.95%, 03/29/27	355	336,700
4.25%, 03/28/33 (Call 03/28/32),
(1 day SOFR + 2.070%)(a)	80	70,489
4.55%, 10/02/28	155	147,675
Intesa Sanpaolo SpA, 5.25%, 01/12/24	745	734,436
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24),
(1 day SOFR + 0.490%)(a)	175	161,478
1.47%, 09/22/27 (Call 09/22/26),
(1 day SOFR + 0.765%)(a)	75	65,045

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.56%, 12/10/25 (Call 12/10/24),
(1 day SOFR + 0.605%)(a)	$125	$115,469
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(a)	165	136,856
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(a)	235	188,324
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(a)	32	25,996
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(a)	166	140,977
2.95%, 10/01/26 (Call 07/01/26)	187	177,100
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(a)	300	247,833
3.11%, 04/22/41 (Call 04/22/40),
(1 day SOFR + 2.460%)(a)	253	189,295
3.11%, 04/22/51 (Call 04/22/50),
(1 day SOFR + 2.440%)(a)	398	275,563
3.20%, 06/15/26 (Call 03/15/26)	255	242,916
3.33%, 04/22/52 (Call 04/22/51),
(1 day SOFR + 1.580%)(a)	380	273,638
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(a)	117	106,927
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)	130	120,779
3.63%, 12/01/27 (Call 12/01/26)	175	164,320
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(a)	225	204,568
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(a)	310	292,138
3.85%, 06/14/25 (Call 06/14/24)(a)	100	98,222
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(a)	223	188,029
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(a)	296	235,794
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(a)	95	91,317
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(a)	311	251,705
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(a)	77	71,856
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(a)	285	233,931
4.08%, 04/26/26 (Call 04/26/25),
(1 day SOFR + 1.320%)(a)	195	190,047
4.13%, 12/15/26	174	170,235
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(a)	165	155,258
4.25%, 10/01/27	90	87,590
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(a)	269	229,296
4.32%, 04/26/28 (Call 04/26/27),
(1 day SOFR + 1.560%)(a)	150	143,840
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)	294	279,412
4.49%, 03/24/31 (Call 03/24/30),
(1 day SOFR + 3.790%)(a)	182	172,645
4.57%, 06/14/30 (Call 06/14/29)(a)	200	190,744
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(a)	382	359,481
4.85%, 07/25/28 (Call 07/25/27)(a)	185	181,100
Security	Par (000)	Value

Banks (continued)
4.85%, 02/01/44	$176	$165,653
4.91%, 07/25/33 (Call 07/25/32)(a)	110	106,150
4.95%, 06/01/45	92	85,226
5.40%, 01/06/42	275	278,085
5.50%, 10/15/40	250	255,847
5.60%, 07/15/41	330	338,992
5.63%, 08/16/43	219	223,586
5.72%, 09/14/33 (Call 09/14/32)(a)	225	221,809
6.40%, 05/15/38	355	391,877
7.63%, 10/15/26	105	116,031
7.75%, 07/15/25	10	10,795
8.00%, 04/29/27	222	250,087
8.75%, 09/01/30	5	5,895
KeyBank NA/Cleveland OH
3.40%, 05/20/26	380	356,455
3.90%, 04/13/29	27	24,366
6.95%, 02/01/28	20	21,090
KeyCorp.
2.25%, 04/06/27	200	178,084
2.55%, 10/01/29	220	186,124
4.10%, 04/30/28	80	76,410
4.15%, 10/29/25	66	64,630
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(b)(c)	763	448,262
0.00%, 06/29/37(c)	545	304,917
0.38%, 07/18/25	575	520,668
0.63%, 01/22/26	725	650,216
0.75%, 09/30/30	395	313,709
1.75%, 09/14/29	641	562,304
2.00%, 05/02/25	1,188	1,127,578
2.50%, 11/20/24	1,545	1,487,727
2.63%, 02/28/24	2,293	2,238,839
2.88%, 04/03/28	1,402	1,330,246
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	60	55,480
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(a)	220	196,480
3.75%, 01/11/27	145	135,197
3.87%, 07/09/25 (Call 07/09/24)(a)	360	347,202
3.90%, 03/12/24	90	88,307
4.34%, 01/09/48	250	183,245
4.38%, 03/22/28	265	249,108
4.45%, 05/08/25	320	312,835
4.50%, 11/04/24	432	421,632
4.55%, 08/16/28	85	79,512
4.58%, 12/10/25	265	250,928
4.65%, 03/24/26	190	180,912
7.95%, 11/15/33 (Call 08/15/32)(a)	200	209,782
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24)(a)	200	183,298
1.64%, 10/13/27 (Call 10/13/26)(a)	200	173,376
2.34%, 01/19/28 (Call 01/19/27)(a)	200	176,992
2.76%, 09/13/26	230	210,843
3.20%, 07/18/29	45	39,654
3.29%, 07/25/27	170	157,187
3.68%, 02/22/27	10	9,432
3.74%, 03/07/29	95	87,641
3.78%, 03/02/25	86	83,844
3.85%, 03/01/26	255	245,491
3.96%, 03/02/28	50	47,146

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 09/11/28	$70	$65,771
4.15%, 03/07/39	84	72,473
4.29%, 07/26/38	100	88,080
5.06%, 09/12/25 (Call 09/12/24)(a)	265	263,126
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(a)	40	36,768
2.56%, 09/13/31	200	152,764
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(a)	22	17,830
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(a)	222	191,131
3.66%, 02/28/27	45	41,922
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(a)	104	96,399
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(a)	95	72,362
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(a)	65	49,810
2.19%, 04/28/26 (Call 04/28/25),
(1 day SOFR + 1.990%)(a)	547	508,661
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(a)	240	187,178
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(a)	255	189,190
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(a)	200	159,072
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(a)	177	148,671
2.72%, 07/22/25 (Call 07/22/24),
(1 day SOFR + 1.152%)(a)	145	138,272
2.80%, 01/25/52 (Call 01/25/51),
(1 day SOFR + 1.430%)(a)	205	132,211
3.13%, 07/27/26	175	164,225
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(a)	362	334,115
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(a)	294	262,189
3.63%, 01/20/27	250	237,747
3.70%, 10/23/24	320	313,190
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)	264	243,630
3.88%, 01/27/26	185	179,476
3.95%, 04/23/27	330	318,028
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(a)	505	430,735
4.00%, 07/23/25	141	138,112
4.30%, 01/27/45	395	342,011
4.35%, 09/08/26	265	258,868
4.38%, 01/22/47	257	223,842
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(a)	62	58,765
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(a)	160	142,912
4.68%, 07/17/26 (Call 07/17/25)(a)	85	84,006
4.89%, 07/20/33 (Call 07/20/32)(a)	45	42,938
5.00%, 11/24/25	236	236,507
5.30%, 04/20/37 (Call 04/20/32)(a)	170	158,236
Security	Par (000)	Value

Banks (continued)
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(a)	$448	$467,815
6.25%, 08/09/26	330	349,919
6.34%, 10/18/33	200	212,608
6.38%, 07/24/42	451	497,886
7.25%, 04/01/32	364	417,606
Series F, 3.88%, 04/29/24	360	354,204
National Australia Bank Ltd./New York
2.50%, 07/12/26	297	274,936
3.38%, 01/14/26	100	95,994
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	275	201,718
3.75%, 11/01/29 (Call 11/01/24)(a)	345	318,345
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(a)	752	730,057
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(a)	214	193,858
4.80%, 04/05/26	425	415,310
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(a)	125	117,523
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(a)	400	375,468
7.47%, 11/10/26 (Call 11/10/25)(a)	300	312,474
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	721	661,236
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(a)	925	840,399
3.65%, 08/03/28 (Call 05/03/28)	259	249,378
3.95%, 10/30/25	510	502,008
6.13%, 11/02/32	130	137,090
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	979	921,660
PNC Bank NA
2.70%, 10/22/29	155	131,308
2.95%, 02/23/25 (Call 01/24/25)	90	86,531
3.10%, 10/25/27 (Call 09/25/27)	495	465,062
3.25%, 01/22/28 (Call 12/23/27)	45	42,009
3.88%, 04/10/25 (Call 03/10/25)	835	812,747
4.05%, 07/26/28	75	70,799
2.50%, 08/27/24 (Call 07/27/24)	566	544,481
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	43,890
2.20%, 11/01/24 (Call 10/02/24)	192	182,984
2.55%, 01/22/30 (Call 10/24/29)	200	169,996
2.60%, 07/23/26 (Call 05/23/26)	316	293,520
3.15%, 05/19/27 (Call 04/19/27)(b)	250	232,520
3.45%, 04/23/29 (Call 01/23/29)	508	467,954
5.35%, 12/02/28	135	135,990
Regions Bank/Birmingham AL, 6.45%, 06/26/37	163	169,227
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	84,980
7.38%, 12/10/37	143	163,599
Royal Bank of Canada
0.75%, 10/07/24	50	46,351
1.40%, 11/02/26	100	88,031
2.25%, 11/01/24	305	290,448
2.55%, 07/16/24	228	219,689
3.38%, 04/14/25	100	96,837
3.63%, 05/04/27	100	95,166
3.88%, 05/04/32	100	91,780
3.97%, 07/26/24	190	187,104

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.24%, 08/03/27	$200	$193,996
4.65%, 01/27/26	105	103,955
5.66%, 10/25/24	50	50,653
6.00%, 11/01/27	50	52,021
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1 day SOFR + 1.249%)(a)	35	30,375
3.24%, 10/05/26 (Call 08/05/26)	206	190,836
4.40%, 07/13/27 (Call 04/14/27)	752	722,048
4.50%, 07/17/25 (Call 04/17/25)	487	477,606
5.81%, 09/09/26 (Call 09/09/25)(a)	300	298,605
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27),
(1 day SOFR + 1.220%)(a)	80	68,154
2.90%, 03/15/32 (Call 03/15/31),
(1 day SOFR + 1.475%)(a)	50	38,589
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1 day SOFR + 0.560%)(a)	105	93,070
2.20%, 02/07/28 (Call 02/07/27),
(1 day SOFR + 0.730%)(a)	50	44,882
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(a)	290	274,604
2.40%, 01/24/30	340	290,204
2.62%, 02/07/33 (Call 02/07/32),
(1 day SOFR + 1.002%)(a)	50	41,168
2.65%, 05/19/26	223	210,688
3.03%, 11/01/34 (Call 11/01/29),
(1 day SOFR + 1.490%)(a)	493	417,847
3.55%, 08/18/25	1,033	1,006,070
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(a)	198	195,596
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(a)	42	40,011
4.16%, 08/04/33 (Call 08/04/32)(a)	25	23,276
5.75%, 11/04/26	55	56,178
5.82%, 11/04/28	60	62,032
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	140	133,171
2.63%, 07/14/26	60	55,228
2.70%, 07/16/24	210	201,279
2.72%, 09/27/29	40	33,920
2.75%, 01/15/30	35	29,589
3.01%, 10/19/26	205	189,924
3.04%, 07/16/29	115	100,227
3.20%, 09/17/29	172	148,348
3.35%, 10/18/27	92	84,892
3.36%, 07/12/27	183	169,540
3.45%, 01/11/27	232	217,089
3.54%, 01/17/28	25	23,006
3.78%, 03/09/26	140	134,971
3.94%, 07/19/28	105	97,517
4.31%, 10/16/28(b)	48	45,252
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	150	130,398
3.13%, 06/05/30 (Call 03/05/30)	284	232,286
3.50%, 01/29/25	110	105,824
4.35%, 04/29/28 (Call 04/29/27)(a)	150	141,986
4.57%, 04/29/33 (Call 04/29/32)(a)	190	169,564
Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
1.25%, 12/13/24	$50	$46,448
1.45%, 01/10/25	200	186,594
1.95%, 01/12/27	200	178,998
2.45%, 01/12/32	160	130,227
2.65%, 06/12/24	706	682,349
2.80%, 03/10/27	100	92,013
3.63%, 09/15/31 (Call 09/15/26)(a)	591	545,605
4.29%, 09/13/24	200	197,686
4.69%, 09/15/27	200	197,964
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	340	276,301
2.64%, 09/17/29 (Call 09/17/24)(a)	55	51,360
3.30%, 05/15/26 (Call 04/15/26)	25	23,457
4.05%, 11/03/25 (Call 09/03/25)	70	68,878
Truist Financial Corp.
3.70%, 06/05/25 (Call 05/05/25)	105	102,219
3.88%, 03/19/29 (Call 02/16/29)	35	32,410
4.00%, 05/01/25 (Call 03/01/25)	123	120,873
4.12%, 06/06/28 (Call 06/06/27)(a)	65	61,591
4.26%, 07/28/26 (Call 07/28/25)(a)	50	49,151
4.92%, 07/28/33 (Call 07/28/32)(a)	50	47,154
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	109	99,159
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1 day SOFR + 2.530%)(a)	25	18,537
4.40%, 06/14/46	15	12,284
4.61%, 04/25/53 (Call 04/25/52)(a)	520	461,833
4.75%, 12/07/46	55	47,216
4.90%, 07/25/33 (Call 07/25/32)(a)	300	289,068
4.90%, 11/17/45	530	467,693
5.01%, 04/04/51 (Call 04/04/50),
(1 day SOFR + 4.502%)(a)	420	394,544
5.38%, 11/02/43	15	14,284
5.61%, 01/15/44	520	508,700
5.95%, 12/01/86	50	47,442
Westpac Banking Corp.
2.35%, 02/19/25	56	53,192
2.67%, 11/15/35 (Call 11/15/30)(a)	35	25,698
2.70%, 08/19/26	130	121,807
2.85%, 05/13/26	535	504,451
2.89%, 02/04/30 (Call 02/04/25)(a)	270	245,784
3.02%, 11/18/36 (Call 11/18/31)(a)	245	180,090
3.30%, 02/26/24	396	389,850
3.35%, 03/08/27	133	126,329
3.40%, 01/25/28	197	186,301
4.11%, 07/24/34 (Call 07/24/29)(a)	369	314,333
4.32%, 11/23/31 (Call 11/23/26)(a)	299	272,610
5.41%, 08/10/33 (Call 08/10/32)(a)	75	68,867
5.46%, 11/18/27	200	205,858
Wintrust Financial Corp., 4.85%, 06/06/29	15	13,718
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	77	64,029
		126,795,165
Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	631	612,726
4.70%, 02/01/36 (Call 08/01/35)	317	304,742
4.90%, 02/01/46 (Call 08/01/45)	615	576,193

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	$165	$150,265
4.70%, 02/01/36 (Call 08/01/35)	416	396,419
4.90%, 02/01/46 (Call 08/01/45)	183	170,715
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	145	133,834
4.00%, 04/13/28 (Call 01/13/28)	389	376,995
4.35%, 06/01/40 (Call 12/01/39)	150	135,597
4.38%, 04/15/38 (Call 10/15/37)	239	220,105
4.44%, 10/06/48 (Call 04/06/48)	240	211,147
4.50%, 06/01/50 (Call 12/01/49)	211	191,225
4.60%, 04/15/48 (Call 10/15/47)	303	275,706
4.60%, 06/01/60 (Call 12/01/59)	135	121,663
4.75%, 01/23/29 (Call 10/23/28)	367	367,048
4.75%, 04/15/58 (Call 10/15/57)	157	143,603
4.90%, 01/23/31 (Call 10/23/30)	183	186,120
4.95%, 01/15/42	157	150,477
5.45%, 01/23/39 (Call 07/23/38)	298	304,568
5.55%, 01/23/49 (Call 07/23/48)	313	320,816
5.80%, 01/23/59 (Call 07/23/58)	203	213,992
8.00%, 11/15/39	59	73,620
8.20%, 01/15/39	280	357,456
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	197	192,658
4.00%, 04/15/38 (Call 10/15/37)	48	42,877
4.50%, 07/15/45 (Call 01/15/45)	134	124,903
Coca-Cola Co. (The)
1.65%, 06/01/30	356	295,170
2.13%, 09/06/29	430	374,539
2.50%, 06/01/40	237	175,773
2.50%, 03/15/51	95	63,708
2.60%, 06/01/50	243	168,168
2.75%, 06/01/60	64	43,894
2.90%, 05/25/27	105	99,731
3.00%, 03/05/51	155	116,517
3.38%, 03/25/27	330	319,915
3.45%, 03/25/30	482	450,588
4.20%, 03/25/50	190	178,144
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	210	200,819
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	51	39,189
4.10%, 02/15/48 (Call 08/15/47)	47	38,356
4.50%, 05/09/47 (Call 11/09/46)	87	74,582
5.25%, 11/15/48 (Call 05/15/48)	56	53,344
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	500	458,205
2.00%, 04/29/30 (Call 01/29/30)	1,755	1,458,967
2.13%, 10/24/24 (Call 09/24/24)	4,625	4,400,549
2.13%, 04/29/32 (Call 01/29/32)	1,210	976,313
2.38%, 10/24/29 (Call 07/24/29)	785	674,362
3.88%, 05/18/28 (Call 02/18/28)	495	475,195
5.20%, 10/24/25	1,000	1,014,070
5.30%, 10/24/27	1,000	1,030,570
Diageo Investment Corp.
4.25%, 05/11/42	130	115,692
7.45%, 04/15/35	124	148,895
Fomento Economico Mexicano SAB de CV, 3.50%,
01/16/50 (Call 07/16/49)	255	180,430
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	128	117,569
Security	Par (000)	Value

Beverages (continued)
3.20%, 05/01/30 (Call 02/01/30)	$139	$122,477
3.40%, 11/15/25 (Call 08/15/25)	160	154,611
3.43%, 06/15/27 (Call 03/15/27)	188	176,594
3.80%, 05/01/50 (Call 11/01/49)	147	112,581
3.95%, 04/15/29 (Call 02/15/29)	50	47,199
4.05%, 04/15/32 (Call 01/15/32)	60	55,251
4.42%, 05/25/25 (Call 03/25/25)	164	163,667
4.42%, 12/15/46 (Call 06/15/46)	200	168,094
4.50%, 11/15/45 (Call 05/15/45)	29	25,064
4.50%, 04/15/52 (Call 10/15/51)	150	127,532
4.60%, 05/25/28 (Call 02/25/28)	105	104,504
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,130	1,060,878
4.20%, 07/15/46 (Call 01/15/46)	215	172,828
5.00%, 05/01/42	152	136,993
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	41,173
2.25%, 03/19/25 (Call 02/19/25)	420	401,318
2.38%, 10/06/26 (Call 07/06/26)	514	481,988
2.63%, 03/19/27 (Call 01/19/27)	276	257,516
2.63%, 07/29/29 (Call 04/29/29)	375	335,269
2.63%, 10/21/41 (Call 04/21/41)	25	18,948
2.75%, 04/30/25 (Call 01/30/25)	582	559,197
2.75%, 03/19/30 (Call 12/19/29)	349	310,997
2.85%, 02/24/26 (Call 11/24/25)	295	283,283
2.88%, 10/15/49 (Call 04/15/49)	105	77,996
3.00%, 10/15/27 (Call 07/15/27)	349	330,915
3.38%, 07/29/49 (Call 01/29/49)	95	77,299
3.45%, 10/06/46 (Call 04/06/46)	259	213,781
3.50%, 07/17/25 (Call 04/17/25)	145	142,094
3.50%, 03/19/40 (Call 09/19/39)	60	50,907
3.60%, 03/01/24 (Call 12/01/23)	70	69,121
3.60%, 02/18/28 (Call 01/18/28)	50	48,471
3.60%, 08/13/42	75	63,900
3.63%, 03/19/50 (Call 09/19/49)	121	103,160
3.88%, 03/19/60 (Call 09/19/59)	35	31,389
3.90%, 07/18/32 (Call 04/18/32)	70	67,220
4.00%, 03/05/42	50	45,379
4.00%, 05/02/47 (Call 11/02/46)	110	97,659
4.20%, 07/18/52 (Call 01/18/52)	25	23,416
4.45%, 04/14/46 (Call 10/14/45)	65	63,045
4.88%, 11/01/40	10	10,250
7.00%, 03/01/29	110	125,217
		27,057,905
Biotechnology — 0.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	581	548,162
2.20%, 02/21/27 (Call 12/21/26)	307	279,379
2.30%, 02/25/31 (Call 11/25/30)	320	266,989
2.45%, 02/21/30 (Call 11/21/29)	551	472,769
2.60%, 08/19/26 (Call 05/19/26)	152	141,579
2.77%, 09/01/53 (Call 03/01/53)	35	21,698
3.00%, 01/15/52 (Call 07/15/51)	220	146,355
3.13%, 05/01/25 (Call 02/01/25)	161	155,796
3.15%, 02/21/40 (Call 08/21/39)	205	156,909
3.20%, 11/02/27 (Call 08/02/27)	247	232,820
3.38%, 02/21/50 (Call 08/21/49)	255	185,719
4.05%, 08/18/29 (Call 06/18/29)	300	285,861
4.20%, 03/01/33 (Call 12/01/32)	300	282,852
4.40%, 05/01/45 (Call 11/01/44)	295	254,673

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.40%, 02/22/62 (Call 08/22/61)	$25	$20,533
4.56%, 06/15/48 (Call 12/15/47)	269	238,538
4.66%, 06/15/51 (Call 12/15/50)	193	173,499
4.88%, 03/01/53 (Call 09/01/52)	55	50,233
4.95%, 10/01/41	100	94,828
5.15%, 11/15/41 (Call 05/15/41)	102	97,738
5.65%, 06/15/42 (Call 12/15/41)	10	9,986
6.38%, 06/01/37	65	71,275
6.40%, 02/01/39	5	5,427
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	296	291,024
5.25%, 06/23/45 (Call 12/23/44)	250	239,345
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	175	144,480
3.15%, 05/01/50 (Call 11/01/49)	257	176,448
3.25%, 02/15/51 (Call 08/15/50)	75	52,124
4.05%, 09/15/25 (Call 06/15/25)	517	504,003
5.20%, 09/15/45 (Call 03/15/45)	202	192,597
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	195	157,149
2.80%, 10/01/50 (Call 04/01/50)	136	89,925
2.95%, 03/01/27 (Call 12/01/26)	238	222,723
3.50%, 02/01/25 (Call 11/01/24)	339	331,067
3.65%, 03/01/26 (Call 12/01/25)	395	383,261
3.70%, 04/01/24 (Call 01/01/24)	280	275,621
4.00%, 09/01/36 (Call 03/01/36)	119	106,733
4.15%, 03/01/47 (Call 09/01/46)	295	249,461
4.50%, 02/01/45 (Call 08/01/44)	260	235,284
4.60%, 09/01/35 (Call 03/01/35)	335	325,543
4.75%, 03/01/46 (Call 09/01/45)	231	212,659
4.80%, 04/01/44 (Call 10/01/43)	268	252,574
5.65%, 12/01/41 (Call 06/01/41)	110	114,066
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	150	118,609
5.75%, 12/13/27	100	100,692
5.80%, 12/12/25	100	100,509
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	124	79,412
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	42	27,153
3.55%, 09/02/50 (Call 03/02/50)	89	59,554
		9,235,634
Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	230	192,634
2.72%, 02/15/30 (Call 11/15/29)	45	38,411
3.38%, 04/05/40 (Call 10/05/39)	155	120,740
3.58%, 04/05/50 (Call 10/05/49)	160	117,291
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	157	135,480
4.00%, 06/15/25 (Call 03/15/25)	157	152,205
4.00%, 03/25/32 (Call 12/25/31)	50	43,555
4.50%, 03/25/52 (Call 09/25/51)	30	22,287
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	636	623,782
3.90%, 02/14/26 (Call 11/14/25)	635	620,306
4.50%, 02/15/47 (Call 08/15/46)	107	89,904
4.63%, 07/02/44 (Call 01/02/44)	125	109,125
4.95%, 07/02/64 (Call 01/02/64)(d)	50	42,157
5.13%, 09/14/45 (Call 03/14/45)	122	110,227
Security	Par (000)	Value

Building Materials (continued)
6.00%, 01/15/36	$185	$193,097
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	500	402,165
2.00%, 09/16/31 (Call 06/16/31)	175	138,754
Lafarge SA, 7.13%, 07/15/36	48	52,122
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	30	20,747
4.25%, 12/15/47 (Call 06/15/47)	72	59,100
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	111	102,126
4.50%, 05/15/47 (Call 11/15/46)(b)	115	92,532
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(b)	50	42,968
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	378	355,570
3.95%, 08/15/29 (Call 05/15/29)	136	123,824
4.20%, 12/01/24 (Call 09/01/24)	620	610,347
4.30%, 07/15/47 (Call 01/15/47)	170	135,055
4.40%, 01/30/48 (Call 07/30/47)	55	43,471
7.00%, 12/01/36	51	55,237
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	69	58,955
4.70%, 03/01/48 (Call 09/01/47)	55	47,951
		4,952,125
Chemicals — 0.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	125	116,484
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	25	24,485
6.38%, 07/15/32 (Call 04/15/32)	45	42,966
CF Industries Inc., 5.38%, 03/15/44.	90	82,333
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	25	17,948
4.25%, 10/01/34 (Call 04/01/34)	79	69,768
4.38%, 11/15/42 (Call 05/15/42)	77	64,443
4.63%, 10/01/44 (Call 04/01/44)	117	97,866
4.80%, 11/30/28 (Call 08/30/28)	85	84,021
4.80%, 05/15/49 (Call 11/15/48)	184	155,929
5.25%, 11/15/41 (Call 05/15/41)	154	143,392
5.55%, 11/30/48 (Call 05/30/48)	20	18,935
6.30%, 03/15/33	25	26,068
6.90%, 05/15/53 (Call 11/15/52)	25	27,189
7.38%, 11/01/29	140	154,792
9.40%, 05/15/39	115	151,866
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	295	293,159
4.73%, 11/15/28 (Call 08/15/28)	559	556,708
5.32%, 11/15/38 (Call 05/15/38)	354	345,936
5.42%, 11/15/48 (Call 05/15/48)	180	174,364
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	132	108,818
4.80%, 09/01/42 (Call 03/01/42)	93	79,192
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	300	231,849
2.13%, 02/01/32 (Call 11/01/31)	100	80,854
2.70%, 11/01/26 (Call 08/01/26)	4,620	4,317,760
2.70%, 12/15/51 (Call 06/15/51)	230	148,513
2.75%, 08/18/55 (Call 02/18/55)	180	113,267
3.25%, 12/01/27 (Call 09/01/27)	536	503,760
3.95%, 12/01/47 (Call 06/01/47)	275	229,224

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.80%, 03/24/30 (Call 12/24/29)	$741	$740,155
5.25%, 01/15/28	370	378,107
5.50%, 12/08/41	40	41,207
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	197	159,245
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	40	31,513
4.45%, 09/26/28 (Call 06/26/28)	555	523,543
5.00%, 09/26/48 (Call 03/26/48)	86	74,117
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	160	135,459
5.25%, 07/15/43	83	73,742
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	430	398,184
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	120	82,078
3.80%, 10/01/60 (Call 04/01/60)	65	42,799
4.20%, 10/15/49 (Call 04/15/49)	77	57,802
4.20%, 05/01/50 (Call 11/01/49)	184	138,418
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	130	102,991
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	9,459
4.88%, 11/15/41 (Call 05/15/41)	5	4,248
5.45%, 11/15/33 (Call 05/15/33)	65	63,197
5.63%, 11/15/43 (Call 05/15/43)	125	117,899
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	137	120,107
4.90%, 06/01/43 (Call 12/01/42)	120	107,624
5.00%, 04/01/49 (Call 10/01/48)	43	39,551
5.25%, 01/15/45 (Call 07/15/44)	73	67,901
5.63%, 12/01/40	148	144,451
5.88%, 12/01/36	120	122,906
5.95%, 11/07/25	100	102,017
6.13%, 01/15/41 (Call 07/15/40)	10	10,335
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	30	28,711
2.80%, 08/15/29 (Call 05/15/29)	159	138,578
3.75%, 03/15/28 (Call 12/15/27)(b)	470	446,415
Rohm & Haas Co., 7.85%, 07/15/29	103	115,604
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	35	26,733
5.25%, 06/01/45 (Call 12/01/44)	25	21,842
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	120	95,173
3.30%, 05/15/50 (Call 11/15/49)	50	35,355
3.45%, 08/01/25 (Call 05/01/25)	120	115,604
3.80%, 08/15/49 (Call 02/15/49)	75	57,335
3.95%, 01/15/26 (Call 10/15/25)	295	288,073
4.00%, 12/15/42 (Call 06/15/42)	33	26,302
4.50%, 06/01/47 (Call 12/01/46)	204	177,096
4.55%, 08/01/45 (Call 02/01/45)	40	34,090
		13,957,855
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	2,466	1,967,153
1.70%, 05/15/28 (Call 03/15/28)	1,165	1,026,167
3.38%, 09/15/25 (Call 06/15/25)	802	782,760
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	292	258,449
5.25%, 10/01/25 (Call 07/01/25)	38	37,869
Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	$55	$48,032
4.15%, 08/15/49 (Call 02/15/49)	102	73,321
5.30%, 08/15/29 (Call 06/15/29)	35	33,971
5.95%, 08/15/52 (Call 02/15/52)	25	22,883
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	115	98,780
2.65%, 07/15/31 (Call 04/15/31)	409	303,474
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	45	25,871
3.10%, 11/29/61 (Call 05/29/61)	110	71,633
3.25%, 01/15/28 (Call 10/15/27)	210	194,200
3.25%, 05/20/50 (Call 11/20/49)	84	59,282
3.75%, 03/24/25 (Call 02/24/25)	225	219,528
3.75%, 02/25/52 (Call 08/25/51)	10	7,818
4.25%, 02/01/29 (Call 11/01/28)	108	103,844
4.88%, 12/17/48 (Call 06/17/48)	144	132,527
5.25%, 07/15/44	105	102,232
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	662	634,335
2.65%, 10/01/26 (Call 08/01/26)	300	279,129
2.85%, 10/01/29 (Call 07/01/29)	365	319,601
3.25%, 06/01/50 (Call 12/01/49)	106	75,112
4.40%, 06/01/32 (Call 03/01/32)	100	95,280
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	130	100,658
2.90%, 10/01/30 (Call 07/01/30)	250	208,120
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,125	977,175
4.00%, 03/18/29 (Call 12/18/28)	808	761,330
4.75%, 05/20/32 (Call 02/20/32)	75	73,408
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	202	175,098
2.70%, 03/01/29 (Call 01/01/29)(e)	50	44,519
2.95%, 01/22/27 (Call 10/22/26)	188	177,590
3.25%, 12/01/49 (Call 06/01/49)	208	153,816
3.90%, 03/01/62 (Call 09/01/61)(e)	25	20,154
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	35	27,267
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	110	78,079
4.13%, 03/15/29 (Call 12/15/28)	176	166,857
5.50%, 06/15/45 (Call 12/15/44)	71	66,971
		10,004,293
Computers — 0.5%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	75	64,384
1.70%, 08/05/31 (Call 05/05/31)	75	61,067
2.55%, 08/20/60 (Call 02/20/60)	28	18,104
2.65%, 05/11/50 (Call 11/11/49)	308	212,791
2.65%, 02/08/51 (Call 08/08/50)	115	78,924
2.80%, 02/08/61 (Call 02/08/60)	155	104,140
2.85%, 08/05/61 (Call 02/05/61)	110	74,989
2.95%, 09/11/49 (Call 03/11/49)	144	105,841
3.45%, 02/09/45	232	192,620
3.75%, 09/12/47 (Call 03/12/47)	115	97,952
3.75%, 11/13/47 (Call 05/13/47)	131	112,575
3.85%, 05/04/43	307	274,203
3.85%, 08/04/46 (Call 02/04/46)	185	161,338
4.10%, 08/08/62 (Call 02/08/62)	120	103,951

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.25%, 02/09/47 (Call 08/09/46)	$95	$89,346
4.38%, 05/13/45	235	223,440
4.45%, 05/06/44	44	43,069
4.65%, 02/23/46 (Call 08/23/45)	412	403,204
Dell Inc., 6.50%, 04/15/38	125	125,135
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(e)	110	71,080
8.10%, 07/15/36 (Call 01/15/36)	25	28,868
8.35%, 07/15/46 (Call 01/15/46)	353	412,191
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	790	789,123
6.20%, 10/15/35 (Call 04/15/35)	264	276,970
6.35%, 10/15/45 (Call 04/15/45)	380	390,192
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	406	348,961
4.20%, 04/15/32 (Call 01/15/32)	35	30,671
4.75%, 01/15/28 (Call 12/15/27)	50	48,730
5.50%, 01/15/33 (Call 10/15/32)	80	76,409
6.00%, 09/15/41	287	280,167
International Business Machines Corp.
3.00%, 05/15/24	459	447,612
3.30%, 05/15/26	637	608,265
3.30%, 01/27/27	105	99,664
3.45%, 02/19/26	702	675,872
3.50%, 05/15/29	535	498,235
4.00%, 06/20/42	290	245,024
4.15%, 07/27/27 (Call 06/27/27)	100	98,148
4.15%, 05/15/39	222	195,746
4.25%, 05/15/49	291	248,206
4.40%, 07/27/32 (Call 04/27/32)	100	96,461
4.70%, 02/19/46	120	108,028
5.60%, 11/30/39	56	57,472
5.88%, 11/29/32	235	253,847
6.22%, 08/01/27	35	37,280
6.50%, 01/15/28	182	197,408
7.00%, 10/30/25	416	442,349
7.13%, 12/01/96(b)	20	24,449
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	15	8,943
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	92,852
4.38%, 05/15/30 (Call 02/15/30)	781	710,757
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	165	134,845
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	90	71,600
3.10%, 02/01/32 (Call 11/01/31)	15	11,148
4.75%, 02/15/26 (Call 11/15/25)	25	23,541
		10,688,187
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 03/15/24	205	201,818
3.70%, 08/01/47 (Call 02/01/47)	156	136,488
4.00%, 08/15/45	318	289,332
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	57	41,594
4.38%, 06/15/45 (Call 12/15/44)	12	10,670
6.00%, 05/15/37	25	27,176
Procter & Gamble Co. (The)
2.30%, 02/01/32(b)	200	171,444
2.45%, 11/03/26	371	349,081
2.70%, 02/02/26	285	272,851
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.80%, 03/25/27	$477	$449,644
2.85%, 08/11/27	295	278,601
3.60%, 03/25/50	80	68,662
5.55%, 03/05/37	171	188,187
5.80%, 08/15/34	25	27,641
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	79,955
2.00%, 07/28/26	185	169,721
2.90%, 05/05/27 (Call 02/05/27)	105	98,569
3.10%, 07/30/25	60	57,876
3.38%, 03/22/25 (Call 01/22/25)	195	190,347
3.50%, 03/22/28 (Call 12/22/27)	145	137,882
		3,247,539
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	429	403,749
3.75%, 05/15/46 (Call 11/15/45)	96	77,080
4.20%, 05/15/47 (Call 11/15/46)	84	72,106
4.60%, 06/15/45 (Call 12/15/44)	157	146,874
		699,809
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	290	266,609
2.45%, 10/29/26 (Call 09/29/26)	205	179,098
3.00%, 10/29/28 (Call 08/29/28)	17	14,273
3.30%, 01/30/32 (Call 10/30/31)	492	388,690
3.40%, 10/29/33 (Call 07/29/33)	95	73,042
3.50%, 01/15/25 (Call 11/15/24)	342	326,230
3.65%, 07/21/27 (Call 04/21/27)	385	347,320
3.88%, 01/23/28 (Call 10/23/27)	300	268,278
4.45%, 10/01/25 (Call 08/01/25)	355	341,041
4.45%, 04/03/26 (Call 02/03/26)	330	315,820
4.63%, 10/15/27 (Call 08/15/27)	140	130,434
6.50%, 07/15/25 (Call 06/15/25)	560	563,422
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	160	134,829
3.50%, 08/01/25	45	43,326
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	127	106,323
3.25%, 10/01/29 (Call 07/01/29)	117	99,352
3.63%, 04/01/27 (Call 01/01/27)	70	64,275
3.63%, 12/01/27 (Call 09/01/27)	114	102,383
3.75%, 06/01/26 (Call 04/01/26)	204	192,031
4.63%, 10/01/28 (Call 07/01/28)	257	240,141
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	149	138,907
Ally Financial Inc.
4.63%, 03/30/25	220	216,850
5.13%, 09/30/24	523	518,983
5.80%, 05/01/25 (Call 04/01/25)	205	206,054
8.00%, 11/01/31	494	528,607
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	75	66,733
2.50%, 07/30/24 (Call 06/30/24)	330	318,292
2.55%, 03/04/27 (Call 02/01/27)	95	86,380
3.00%, 10/30/24 (Call 09/29/24)	644	624,577
3.13%, 05/20/26 (Call 04/20/26)	325	307,885
3.30%, 05/03/27 (Call 04/03/27)	85	79,590
3.63%, 12/05/24 (Call 11/04/24)	260	254,280
3.95%, 08/01/25 (Call 07/01/25)	300	294,243
4.05%, 12/03/42	396	345,324

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 11/06/25 (Call 10/06/25)	$296	$292,788
4.42%, 08/03/33 (Call 08/03/32)(a)	260	246,750
4.99%, 05/26/33 (Call 02/26/32)(a)	35	33,649
5.85%, 11/05/27 (Call 10/05/27)	95	98,675
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	305	287,356
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	42,087
3.00%, 04/02/25 (Call 03/02/25)	30	28,842
3.70%, 10/15/24	35	34,230
4.50%, 05/13/32 (Call 02/13/32)	50	49,161
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	50	33,023
3.90%, 01/25/28 (Call 10/25/27)	275	256,413
4.00%, 04/01/24 (Call 02/01/24)	137	134,824
4.25%, 06/02/26 (Call 03/02/26)	50	48,663
4.35%, 04/15/30 (Call 01/15/30)	132	121,370
4.70%, 09/20/47 (Call 03/20/47)	240	195,768
4.85%, 03/29/29 (Call 12/29/28)	210	202,503
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	100	65,317
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1 day SOFR + 1.337%)(a)	5	3,650
4.99%, 07/24/26 (Call 07/24/25)(a)	50	49,518
5.25%, 07/26/30 (Call 07/26/29)(a)(b)	50	47,912
5.27%, 05/10/33 (Call 05/10/32)(a)	160	151,368
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	182	173,821
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)	30	28,369
3.20%, 01/25/28 (Call 10/25/27)	231	216,424
3.25%, 05/22/29 (Call 02/22/29)	85	77,759
4.00%, 02/01/29 (Call 11/01/28)	104	99,813
4.63%, 03/22/30 (Call 12/22/29)	20	19,817
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	174	133,964
4.10%, 06/15/51 (Call 12/15/50)	79	48,133
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(b)	185	167,005
5.30%, 09/15/43 (Call 03/15/43)	104	108,194
Credit Suisse USA Inc., 7.13%, 07/15/32	166	165,258
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	271	254,932
4.50%, 01/30/26 (Call 11/30/25)	205	198,444
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	160	111,819
3.00%, 09/15/60 (Call 03/15/60)	170	112,095
3.10%, 09/15/27 (Call 06/15/27)	265	248,451
3.75%, 09/21/28 (Call 06/21/28)	84	80,090
4.00%, 09/15/27 (Call 08/15/27)	100	97,915
4.25%, 09/21/48 (Call 03/21/48)	211	181,711
4.35%, 06/15/29 (Call 04/15/29)	85	83,872
4.60%, 03/15/33 (Call 12/15/32)	60	58,284
4.95%, 06/15/52 (Call 12/15/51)(b)	105	101,271
5.20%, 06/15/62 (Call 12/15/61)	80	77,954
Invesco Finance PLC
3.75%, 01/15/26	50	48,256
5.38%, 11/30/43	113	107,620
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	530	523,158
Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.
4.15%, 01/23/30	$102	$90,887
6.25%, 01/15/36	112	113,107
6.50%, 01/20/43	55	54,497
Legg Mason Inc.
4.75%, 03/15/26	321	325,211
5.63%, 01/15/44	143	142,607
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	125	103,039
2.95%, 11/21/26 (Call 08/21/26)	180	171,792
2.95%, 06/01/29 (Call 03/01/29)	220	201,590
3.30%, 03/26/27 (Call 01/26/27)	127	122,323
3.35%, 03/26/30 (Call 12/26/29)	264	246,111
3.50%, 02/26/28 (Call 11/26/27)	260	250,045
3.65%, 06/01/49 (Call 12/01/48)	35	29,495
3.80%, 11/21/46 (Call 05/21/46)	125	107,981
3.85%, 03/26/50 (Call 09/26/49)	258	224,960
3.95%, 02/26/48 (Call 08/26/47)	47	41,463
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	224	211,756
4.50%, 06/20/28 (Call 03/20/28)	200	192,730
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	100	69,094
3.85%, 06/30/26 (Call 03/30/26)	117	113,357
3.95%, 03/07/52 (Call 09/07/51)	74	58,289
Nomura Holdings Inc.
2.61%, 07/14/31	75	58,278
2.65%, 01/16/25	350	331,149
2.71%, 01/22/29	200	167,790
3.00%, 01/22/32	225	178,929
3.10%, 01/16/30	375	313,215
ORIX Corp., 3.25%, 12/04/24	20	19,294
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	30	22,284
4.65%, 04/01/30 (Call 01/01/30)	139	135,802
4.95%, 07/15/46	160	145,562
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	10	7,575
3.70%, 08/04/26 (Call 05/04/26)	300	273,768
3.95%, 12/01/27 (Call 09/01/27)	336	301,503
4.50%, 07/23/25 (Call 04/23/25)	267	255,639
4.88%, 06/13/25 (Call 05/13/25)	155	150,201
5.15%, 03/19/29 (Call 12/19/28)	262	250,186
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	368	334,416
2.05%, 04/15/30 (Call 01/15/30)	242	209,081
2.70%, 04/15/40 (Call 10/15/39)	120	95,350
2.75%, 09/15/27 (Call 06/15/27)	180	168,597
3.15%, 12/14/25 (Call 09/14/25)	617	594,720
3.65%, 09/15/47 (Call 03/15/47)	171	145,358
4.15%, 12/14/35 (Call 06/14/35)	234	225,461
4.30%, 12/14/45 (Call 06/14/45)	476	445,593
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	534	508,662
6.20%, 11/17/36	197	197,739
		22,538,404
Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	60	42,644
5.25%, 05/15/52 (Call 11/15/51)	220	212,252

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series G, 4.15%, 05/01/49 (Call 11/01/48)	$10	$7,833
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,662	3,512,920
3.20%, 04/15/25 (Call 03/15/25)	1,327	1,270,656
3.80%, 06/01/29 (Call 03/01/29)	1,157	1,061,582
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	65	51,363
4.35%, 06/01/48 (Call 12/01/47)	144	121,297
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	37	25,256
3.20%, 09/15/49 (Call 03/15/49)(b)	202	145,442
3.50%, 08/15/46 (Call 02/15/46)	130	98,890
3.75%, 08/15/47 (Call 02/15/47)	96	75,697
6.35%, 10/01/36	55	59,473
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	70	56,238
3.95%, 03/01/48 (Call 09/01/47)	84	69,654
4.50%, 04/01/44 (Call 10/01/43)	127	115,682
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	164	144,245
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	97	66,249
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	50	48,963
Series K2, 6.95%, 03/15/33	15	17,057
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	75	75,776
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	284	240,241
3.00%, 03/01/50 (Call 09/01/49)	225	158,006
3.65%, 06/15/46 (Call 12/15/45)	266	206,286
3.70%, 08/15/28 (Call 05/15/28)	295	280,043
3.70%, 03/01/45 (Call 09/01/44)	43	33,884
4.00%, 03/01/48 (Call 09/01/47)	109	91,250
4.00%, 03/01/49 (Call 09/01/48)	125	102,827
4.35%, 11/15/45 (Call 05/15/45)	56	48,504
5.90%, 03/15/36	70	74,641
6.45%, 01/15/38	19	21,152
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	105	97,287
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	150	118,974
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	214	153,731
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	290	245,320
4.30%, 04/15/44 (Call 10/15/43)	125	108,532
Series A, 2.05%, 07/01/31 (Call 04/01/31)	192	156,252
Series A, 3.20%, 03/15/27 (Call 12/15/26)	520	491,327
Series A, 4.15%, 06/01/45 (Call 12/01/44)	155	131,420
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	100	76,111
3.80%, 05/15/28 (Call 02/15/28)	104	99,026
3.85%, 06/15/46 (Call 12/15/45)	59	47,145
3.95%, 03/01/43 (Call 09/01/42)	64	52,036
4.45%, 03/15/44 (Call 09/15/43)	55	48,170
4.50%, 12/01/45 (Call 06/01/45)	65	56,653
4.50%, 05/15/58 (Call 11/15/57)	85	71,898
4.63%, 12/01/54 (Call 06/01/54)	39	33,771
5.70%, 06/15/40	62	62,123
Series 05-A, 5.30%, 03/01/35	122	121,089
Series 06-A, 5.85%, 03/15/36	59	59,963
Series 06-B, 6.20%, 06/15/36	60	63,554
Series 08-B, 6.75%, 04/01/38	90	99,310
Series 09-C, 5.50%, 12/01/39	80	78,950
Series 12-A, 4.20%, 03/15/42	112	94,461
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	186	146,118
Security	Par (000)	Value

Electric (continued)
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	$160	$144,861
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	152	124,117
Series A, 4.13%, 05/15/49 (Call 11/15/48)	135	110,318
Series C, 4.00%, 11/15/57 (Call 05/15/57)	64	49,625
Series C, 4.30%, 12/01/56 (Call 06/01/56)	66	53,504
Series D, 4.00%, 12/01/28 (Call 09/01/28)	199	192,047
Series E, 4.65%, 12/01/48 (Call 06/01/48)	125	109,904
Constellation Energy Generation LLC, 6.25%, 10/01/39	37	38,539
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	15	12,460
Edison International
4.13%, 03/15/28 (Call 12/15/27)	175	162,150
5.75%, 06/15/27 (Call 04/15/27)	357	361,255
6.95%, 11/15/29	25	26,204
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	25	21,959
6.00%, 05/15/35	112	111,393
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	720	683,654
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	293	193,685
4.20%, 09/01/48 (Call 03/01/48)	287	240,308
4.20%, 04/01/50 (Call 10/01/49)	250	206,317
4.95%, 01/15/45 (Call 01/15/25)	45	40,638
Eversource Energy
3.38%, 03/01/32 (Call 12/01/31)	215	188,989
3.45%, 01/15/50 (Call 07/15/49)	310	228,997
4.60%, 07/01/27 (Call 06/01/27)	85	84,263
Series H, 3.15%, 01/15/25 (Call 10/15/24)	535	514,188
Series L, 2.90%, 10/01/24 (Call 08/01/24)	735	706,835
Series M, 3.30%, 01/15/28 (Call 10/15/27)	445	410,646
Series O, 4.25%, 04/01/29 (Call 01/01/29)	265	252,132
Series R, 1.65%, 08/15/30 (Call 05/15/30)	900	705,879
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,160	1,110,526
4.05%, 04/15/30 (Call 01/15/30)	870	820,949
4.45%, 04/15/46 (Call 10/15/45)	151	129,167
4.70%, 04/15/50 (Call 10/15/49)	250	222,202
4.95%, 06/15/35 (Call 12/15/34)	127	122,848
5.10%, 06/15/45 (Call 12/15/44)	120	113,898
5.63%, 06/15/35	180	184,351
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	136	100,072
3.70%, 12/01/47 (Call 06/01/47)	178	144,783
3.95%, 03/01/48 (Call 09/01/47)	309	260,917
3.99%, 03/01/49 (Call 09/01/48)	193	163,581
4.05%, 06/01/42 (Call 12/01/41)	77	67,149
4.05%, 10/01/44 (Call 04/01/44)	210	180,892
4.13%, 02/01/42 (Call 08/01/41)	135	119,340
4.13%, 06/01/48 (Call 12/01/47)	145	124,767
4.95%, 06/01/35	20	19,776
5.25%, 02/01/41 (Call 08/01/40)	170	170,699
5.63%, 04/01/34	220	231,174
5.65%, 02/01/37	17	17,487
5.69%, 03/01/40	90	94,244
5.95%, 02/01/38	155	165,523
5.96%, 04/01/39	55	59,311
Iberdrola International BV
5.81%, 03/15/25	620	634,582
6.75%, 07/15/36	549	580,957

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	$500	$468,910
3.35%, 11/15/27 (Call 08/15/27)	394	362,709
3.65%, 06/15/24 (Call 03/15/24)	655	638,468
5.30%, 07/01/43 (Call 01/01/43)	284	260,135
National Grid USA, 5.80%, 04/01/35	485	462,443
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	114	95,983
4.02%, 11/01/32 (Call 05/01/32)	40	36,632
4.15%, 12/15/32 (Call 09/15/32)	50	46,884
4.30%, 03/15/49 (Call 09/15/48)	32	27,128
4.40%, 11/01/48 (Call 05/01/48)	85	71,726
5.45%, 10/30/25	100	101,578
5.80%, 01/15/33	50	52,716
Series C, 8.00%, 03/01/32	65	77,686
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,069	887,698
2.75%, 11/01/29 (Call 08/01/29)	527	459,244
3.50%, 04/01/29 (Call 01/01/29)	390	358,059
3.55%, 05/01/27 (Call 02/01/27)	689	653,482
4.26%, 09/01/24	100	98,686
4.63%, 07/15/27 (Call 06/15/27)	475	471,561
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(a)	275	221,570
5.00%, 07/15/32 (Call 04/15/32)	300	299,778
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	394	317,221
3.10%, 06/01/51 (Call 12/01/50)	170	118,742
3.20%, 05/15/27 (Call 02/15/27)	630	594,172
3.25%, 05/15/29 (Call 02/15/29)	10	9,195
3.95%, 04/01/30 (Call 01/01/30)	300	285,774
4.40%, 03/01/44 (Call 09/01/43)	74	65,443
5.50%, 03/15/40	210	213,169
Ohio Edison Co., 6.88%, 07/15/36	160	175,427
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	115	91,056
4.15%, 04/01/48 (Call 10/01/47)	155	126,610
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	310	240,569
Series R, 2.90%, 10/01/51 (Call 04/01/51)	385	256,017
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	120	86,376
3.75%, 04/01/45 (Call 10/01/44)	114	92,943
3.80%, 09/30/47 (Call 03/30/47)	68	55,829
3.80%, 06/01/49 (Call 12/01/48)	105	85,185
4.10%, 11/15/48 (Call 05/15/48)	140	119,297
4.55%, 12/01/41 (Call 06/01/41)	20	18,554
5.25%, 09/30/40	40	39,939
5.30%, 06/01/42 (Call 12/01/41)	50	50,466
7.00%, 05/01/32	21	24,005
7.25%, 01/15/33	2	2,344
7.50%, 09/01/38	15	18,336
Pacific Gas and Electric Co.
4.20%, 06/01/41 (Call 12/01/40)	75	56,995
4.30%, 03/15/45 (Call 09/15/44)	5	3,655
4.50%, 07/01/40 (Call 01/01/40)	80	63,925
4.55%, 07/01/30 (Call 01/01/30)	1,015	929,730
4.95%, 07/01/50 (Call 01/01/50)	570	455,356
5.90%, 06/15/32 (Call 03/15/32)	40	39,225
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	104	69,313
Security	Par (000)	Value

Electric (continued)
3.00%, 09/15/49 (Call 03/15/49)	$85	$59,168
3.70%, 09/15/47 (Call 03/15/47)	321	255,853
3.90%, 03/01/48 (Call 09/01/47)	184	151,022
4.15%, 10/01/44 (Call 04/01/44)	277	237,414
4.38%, 08/15/52 (Call 02/15/52)	100	89,633
4.60%, 05/15/52 (Call 11/15/51)	100	92,368
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	245	209,289
6.50%, 11/15/37	10	11,059
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	55	37,588
3.95%, 06/01/47 (Call 12/01/46)	39	32,214
4.15%, 10/01/45 (Call 04/01/45)	15	12,575
4.15%, 06/15/48 (Call 12/15/47)	75	63,580
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	415	322,961
Series V, 2.20%, 06/15/31 (Call 03/15/31)	80	66,195
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	240	207,470
2.70%, 05/01/50 (Call 11/01/49)	72	47,437
3.15%, 01/01/50 (Call 07/01/49)	110	79,191
3.20%, 05/15/29 (Call 02/15/29)	275	251,817
3.20%, 08/01/49 (Call 02/01/49)	225	163,039
3.60%, 12/01/47 (Call 06/01/47)	65	50,593
3.65%, 09/01/28 (Call 06/01/28)	325	306,881
3.65%, 09/01/42 (Call 03/01/42)	50	40,584
3.70%, 05/01/28 (Call 02/01/28)	72	68,993
3.80%, 01/01/43 (Call 07/01/42)	15	12,402
3.80%, 03/01/46 (Call 09/01/45)	310	251,227
3.85%, 05/01/49 (Call 11/01/48)	120	96,917
3.95%, 05/01/42 (Call 11/01/41)	15	12,735
4.05%, 05/01/48 (Call 11/01/47)	50	42,077
4.90%, 12/15/32	100	99,935
5.80%, 05/01/37	70	73,878
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	702	548,248
2.45%, 11/15/31 (Call 08/15/31)	370	298,605
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	180	152,474
4.50%, 08/15/40	72	65,136
6.00%, 06/01/39	55	57,441
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	129	101,508
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	244	202,479
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	67	48,696
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	440	352,563
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	307	285,553
3.40%, 02/01/28 (Call 11/01/27)	553	513,295
3.80%, 02/01/38 (Call 08/01/37)	269	219,698
4.00%, 02/01/48 (Call 08/01/47)	299	232,185
4.13%, 04/01/52 (Call 01/01/27)(a)	200	155,046
6.00%, 10/15/39	69	70,014
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	190	157,609
2.85%, 08/01/29 (Call 05/01/29)	82	71,890
3.65%, 02/01/50 (Call 08/01/49)	193	143,980
4.00%, 04/01/47 (Call 10/01/46)	162	127,812
4.05%, 03/15/42 (Call 09/15/41)	69	55,504
4.50%, 09/01/40 (Call 03/01/40)	30	25,865
4.65%, 10/01/43 (Call 04/01/43)	96	84,534

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.50%, 03/15/40	$59	$57,753
5.63%, 02/01/36	102	100,481
5.85%, 11/01/27 (Call 10/01/27)	50	51,662
6.00%, 01/15/34	135	141,758
6.05%, 03/15/39	106	108,178
6.65%, 04/01/29	180	187,072
Series 04-G, 5.75%, 04/01/35	35	35,282
Series 05-E, 5.35%, 07/15/35	75	73,155
Series 06-E, 5.55%, 01/15/37	10	9,805
Series 08-A, 5.95%, 02/01/38.	37	37,770
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	15,506
Series A, 4.20%, 03/01/29 (Call 12/01/28)	117	111,458
Series B, 4.88%, 03/01/49 (Call 09/01/48)	109	96,372
Series C, 3.60%, 02/01/45 (Call 08/01/44)	99	72,274
Series C, 4.13%, 03/01/48 (Call 09/01/47)	126	101,575
		42,537,561
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	50	38,772
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	54	36,216
5.25%, 11/15/39	40	40,024
		115,012
Electronics — 0.5%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	202	177,011
3.05%, 09/22/26 (Call 06/22/26)	205	192,241
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	570	492,024
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	226	217,681
3.55%, 10/01/27 (Call 07/01/27)	155	140,971
5.41%, 07/01/32 (Call 04/01/32)	170	163,263
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	71	68,617
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	312	287,130
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	130	101,243
4.63%, 04/15/26 (Call 01/15/26)	512	495,370
5.50%, 06/01/32 (Call 03/01/32)	25	23,339
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	125	123,010
4.88%, 06/15/29 (Call 03/15/29)	340	316,873
4.88%, 05/12/30 (Call 02/12/30)	490	455,342
6.00%, 01/15/28 (Call 12/23/22)	100	99,073
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	243	229,076
4.30%, 06/15/46 (Call 12/15/45)	55	43,620
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)	325	272,132
2.30%, 08/15/24 (Call 07/15/24)	269	259,316
2.50%, 11/01/26 (Call 08/01/26)	506	473,186
2.70%, 08/15/29 (Call 05/15/29)	355	319,340
3.81%, 11/21/47 (Call 05/21/47)	177	151,600
4.85%, 11/01/24	100	100,425
4.95%, 02/15/28	100	102,039
5.00%, 02/15/33	100	103,074
5.38%, 03/01/41	30	31,638
5.70%, 03/15/36	45	48,817
5.70%, 03/15/37	22	23,730
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	86	79,284
Security	Par (000)	Value

Electronics (continued)
3.35%, 03/01/26 (Call 12/01/25)	$175	$167,393
3.50%, 02/15/28 (Call 11/15/27)	60	55,983
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	200	177,842
3.95%, 01/12/28 (Call 10/12/27)	127	119,193
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	698	611,218
4.55%, 10/30/24 (Call 07/30/24)	833	826,053
4.60%, 04/06/27 (Call 01/06/27)	433	425,414
Legrand France SA, 8.50%, 02/15/25	390	421,602
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	436	432,512
4.90%, 06/15/28 (Call 03/15/28)	339	329,230
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	235	218,440
3.70%, 02/15/26 (Call 11/15/25)	110	106,432
7.13%, 10/01/37	105	122,128
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	195	154,290
		9,758,195
Entertainment — 0.1%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(e)	135	114,725
5.05%, 03/15/42 (Call 09/15/41)(e)	490	391,260
5.14%, 03/15/52 (Call 09/15/51)(e)	765	592,477
5.39%, 03/15/62 (Call 09/15/61)(e)	125	96,640
		1,195,102
Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	75	53,211
6.20%, 03/01/40	38	40,828
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	57	40,005
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	5	4,406
4.15%, 07/15/49 (Call 01/15/49)	37	32,879
		171,329
Food — 0.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	110	116,734
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	233	194,942
3.13%, 04/24/50 (Call 10/24/49)	31	21,480
3.30%, 03/19/25 (Call 12/19/24)	145	139,781
3.95%, 03/15/25 (Call 01/15/25)	555	544,350
4.15%, 03/15/28 (Call 12/15/27)	383	370,886
4.80%, 03/15/48 (Call 09/15/47)	216	196,312
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	257	254,451
4.85%, 11/01/28 (Call 08/01/28)	179	175,019
5.30%, 11/01/38 (Call 05/01/38)	150	143,886
5.40%, 11/01/48 (Call 05/01/48)	161	153,312
7.00%, 10/01/28	55	59,090
8.25%, 09/15/30	195	223,538
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(b)	320	259,869
2.88%, 04/15/30 (Call 01/15/30)	226	198,457
3.00%, 02/01/51 (Call 08/01/50)	45	31,085
3.20%, 02/10/27 (Call 11/10/26)	268	255,843
3.65%, 02/15/24 (Call 11/15/23)	610	602,662
4.00%, 04/17/25 (Call 02/17/25)	683	673,172
4.20%, 04/17/28 (Call 01/17/28)	483	474,784

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.70%, 04/17/48 (Call 10/17/47)	$50	$44,941
5.40%, 06/15/40	25	24,980
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	20	14,609
3.38%, 08/15/46 (Call 02/15/46)	90	69,109
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	15	10,649
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	35	30,011
3.20%, 10/01/26 (Call 07/01/26)	240	224,813
3.90%, 06/01/50 (Call 12/01/49)	139	104,353
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	43	29,789
4.25%, 03/15/35	107	97,434
4.38%, 03/15/45	40	33,212
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	545	444,660
3.25%, 04/01/26	1,147	1,097,312
3.40%, 11/15/27 (Call 08/15/27)	718	674,152
4.30%, 05/15/28 (Call 02/15/28)	274	269,353
4.50%, 04/01/46	359	312,570
Series B, 7.45%, 04/01/31	719	820,300
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	141	143,498
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	155	130,577
4.88%, 10/01/49 (Call 04/01/49)	95	85,718
5.20%, 07/15/45 (Call 01/15/45)	280	264,446
5.50%, 06/01/50 (Call 12/01/49)	290	288,492
6.50%, 02/09/40	155	168,248
6.88%, 01/26/39	90	99,841
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	209	192,364
3.50%, 02/01/26 (Call 11/01/25)	275	264,121
3.70%, 08/01/27 (Call 05/01/27)	59	56,208
3.88%, 10/15/46 (Call 04/15/46)	68	52,928
3.95%, 01/15/50 (Call 07/15/49)	80	64,029
4.45%, 02/01/47 (Call 08/01/46)	90	77,395
4.50%, 01/15/29 (Call 10/15/28)	85	82,484
4.65%, 01/15/48 (Call 07/15/47)	115	100,760
5.00%, 04/15/42 (Call 10/15/41)	70	64,201
5.15%, 08/01/43 (Call 02/01/43)	85	79,557
5.40%, 07/15/40 (Call 01/15/40)	42	40,562
5.40%, 01/15/49 (Call 07/15/48)	133	128,800
6.90%, 04/15/38	22	24,365
7.50%, 04/01/31	90	102,380
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	85	66,266
3.15%, 08/15/24 (Call 06/15/24)	709	686,255
3.40%, 08/15/27 (Call 05/15/27)	330	310,220
4.20%, 08/15/47 (Call 02/15/47)	224	184,316
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	80	51,426
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	110	92,405
3.25%, 07/15/27 (Call 04/15/27)	54	50,320
3.30%, 07/15/26 (Call 04/15/26)	110	104,273
3.30%, 02/15/50 (Call 08/15/49)	48	33,995
4.45%, 03/15/48 (Call 09/15/47)	97	81,872
4.50%, 04/01/46 (Call 10/01/45)	89	76,121
4.85%, 10/01/45 (Call 04/01/45)	156	140,565
5.38%, 09/21/35	37	36,965
Security	Par (000)	Value

Food (continued)
5.95%, 04/01/30 (Call 01/01/30)	$90	$94,542
6.60%, 04/01/40 (Call 10/01/39)	40	43,600
6.60%, 04/01/50 (Call 10/01/49)	130	146,481
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	95	83,628
5.10%, 09/28/48 (Call 03/28/48)	174	165,192
5.15%, 08/15/44 (Call 02/15/44)	62	58,839
		14,410,155
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	102	93,880
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	75	63,677
4.40%, 08/15/47 (Call 02/15/47)	236	196,951
4.80%, 06/15/44 (Call 12/15/43)	216	191,309
5.15%, 05/15/46 (Call 11/15/45)	25	22,833
6.00%, 11/15/41 (Call 05/15/41)	125	125,046
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	30	28,106
6.00%, 01/15/29 (Call 10/15/28)	50	49,728
		771,530
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	25	16,662
3.38%, 09/15/49 (Call 03/15/49)	122	90,241
4.13%, 10/15/44 (Call 04/15/44)	99	83,227
4.13%, 03/15/49 (Call 09/15/48)	85	71,070
4.15%, 01/15/43 (Call 07/15/42)	10	8,462
4.30%, 10/01/48 (Call 04/01/48)	75	64,399
5.50%, 06/15/41 (Call 12/15/40)	15	14,992
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	57	45,190
3.95%, 09/15/27 (Call 06/15/27)	50	45,954
4.75%, 09/01/28 (Call 06/01/28)	110	103,830
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	125	104,452
4.66%, 02/01/44 (Call 08/01/43)	65	56,274
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	90	62,222
5.05%, 05/15/52 (Call 11/15/51)(b)	142	129,880
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	50	46,238
3.75%, 09/15/42 (Call 03/15/42)	125	98,359
5.13%, 11/15/40	10	9,447
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	140	113,907
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	125	103,062
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	222	174,880
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	65	59,693
3.80%, 09/29/46 (Call 03/29/46)	55	38,453
4.15%, 06/01/49 (Call 12/01/48)	156	112,451
5.80%, 12/01/27	100	100,867
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	139	104,372
Series K, 3.80%, 09/15/46 (Call 03/15/46)	95	72,469
		1,931,053
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	196	185,181
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	62	45,392

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
3.25%, 03/01/27 (Call 12/01/26)	$45	$42,888
4.10%, 03/01/48 (Call 09/01/47)	42	36,455
Stanley Black & Decker Inc.
4.00%, 03/15/60 (Call 03/15/25)(a)	2	1,720
4.25%, 11/15/28 (Call 08/15/28)	15	14,609
4.85%, 11/15/48 (Call 05/15/48)	40	36,614
		362,859
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	111	111,995
4.75%, 04/15/43 (Call 10/15/42)	47	46,070
4.90%, 11/30/46 (Call 05/30/46)	245	246,100
5.30%, 05/27/40	110	114,355
6.00%, 04/01/39	155	172,109
6.15%, 11/30/37	70	79,738
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	45	40,102
3.13%, 12/01/51 (Call 06/01/51)	57	38,334
3.50%, 08/15/46 (Call 02/15/46)	263	193,891
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	66	60,029
4.70%, 03/01/49 (Call 09/01/48)	59	54,337
6.75%, 11/15/35	2	2,194
7.38%, 01/15/40(b)	115	133,493
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	55	36,479
2.80%, 12/10/51 (Call 06/10/51)	55	37,858
4.38%, 09/15/45 (Call 03/15/45)	75	67,539
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	199	165,285
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	80	64,823
3.40%, 11/15/49 (Call 05/15/49)	142	109,485
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	259	250,241
Koninklijke Philips NV
5.00%, 03/15/42	37	32,629
6.88%, 03/11/38	65	69,900
Medtronic Inc., 4.63%, 03/15/45	183	175,019
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	243	213,026
3.63%, 03/15/51 (Call 09/15/50)	45	32,341
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	95	74,466
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	250	204,892
3.75%, 03/15/51 (Call 09/15/50)	280	204,095
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	70	48,223
4.10%, 04/01/43 (Call 10/01/42)	85	70,423
4.38%, 05/15/44 (Call 11/15/43)	24	20,556
4.63%, 03/15/46 (Call 09/15/45)	94	85,182
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	13	11,547
4.80%, 11/21/27 (Call 10/21/27)	65	65,610
4.95%, 11/21/32	50	51,241
5.30%, 02/01/44 (Call 08/01/43)	163	167,186
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	165	134,686
4.45%, 08/15/45 (Call 02/15/45)	124	99,923
Security	Par (000)	Value

Health Care - Products (continued)
5.75%, 11/30/39	$20	$19,513
		3,804,915
Health Care - Services — 0.6%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	210	164,407
4.13%, 11/15/42 (Call 05/15/42)	150	123,896
4.50%, 05/15/42 (Call 11/15/41)	35	30,523
4.75%, 03/15/44 (Call 09/15/43)	124	110,200
6.63%, 06/15/36	166	177,932
6.75%, 12/15/37	114	123,969
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	50	47,168
4.55%, 05/15/52 (Call 11/15/51)	50	45,100
Centene Corp., 2.50%, 03/01/31 (Call 12/01/30)	100	79,194
Elevance Health Inc.
2.88%, 09/15/29 (Call 06/15/29)	116	102,500
3.13%, 05/15/50 (Call 11/15/49)(b)	98	69,183
3.60%, 03/15/51 (Call 09/15/50)	80	60,942
3.70%, 09/15/49 (Call 03/15/49)	90	68,844
4.38%, 12/01/47 (Call 06/01/47)	111	96,733
4.55%, 03/01/48 (Call 09/01/47)	222	196,703
4.63%, 05/15/42	162	149,281
4.65%, 01/15/43	225	207,893
4.65%, 08/15/44 (Call 02/15/44)	27	24,534
5.10%, 01/15/44	131	125,497
5.35%, 10/15/25	40	40,576
5.50%, 10/15/32 (Call 07/15/32)	100	103,306
5.85%, 01/15/36	55	56,448
5.95%, 12/15/34	30	31,414
6.38%, 06/15/37	14	15,181
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(e)	80	72,833
3.50%, 09/01/30 (Call 03/01/30)	40	34,641
3.50%, 07/15/51 (Call 01/15/51)	124	83,490
3.63%, 03/15/32 (Call 12/15/31)(e)	172	147,280
4.13%, 06/15/29 (Call 03/15/29)	428	392,455
4.50%, 02/15/27 (Call 08/15/26)	464	446,220
4.63%, 03/15/52 (Call 09/15/51)(e)	47	37,810
5.00%, 03/15/24	292	290,858
5.13%, 06/15/39 (Call 12/15/38)	169	151,165
5.25%, 04/15/25	366	366,091
5.25%, 06/15/26 (Call 12/15/25)	441	437,626
5.25%, 06/15/49 (Call 12/15/48)	174	152,805
5.50%, 06/15/47 (Call 12/15/46)	409	370,100
5.88%, 02/01/29 (Call 08/01/28)	150	151,477
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	60	53,027
3.95%, 08/15/49 (Call 02/15/49)	61	49,283
4.63%, 12/01/42 (Call 06/01/42)	212	187,491
4.80%, 03/15/47 (Call 09/15/46)	105	94,220
4.88%, 04/01/30 (Call 01/01/30)	99	97,212
4.95%, 10/01/44 (Call 04/01/44)	165	152,780
5.75%, 03/01/28 (Call 02/01/28)	60	61,419
5.88%, 03/01/33	100	104,299
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	70	58,689
2.95%, 12/01/29 (Call 09/01/29)(b)	447	389,422
4.70%, 02/01/45 (Call 08/01/44)	174	153,966
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	25	19,578

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	$370	$312,554
2.95%, 06/30/30 (Call 03/30/30)	381	331,352
3.45%, 06/01/26 (Call 03/01/26)	800	767,136
3.50%, 03/30/25 (Call 12/30/24)	424	411,450
4.20%, 06/30/29 (Call 03/30/29)	201	193,362
4.25%, 04/01/24 (Call 01/01/24)	190	188,220
4.70%, 03/30/45 (Call 09/30/44)	190	161,373
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	85	58,990
3.13%, 05/15/60 (Call 11/15/59)	72	50,140
3.25%, 05/15/51 (Call 11/15/50)	110	81,155
3.50%, 08/15/39 (Call 02/15/39)	40	33,195
3.70%, 08/15/49 (Call 02/15/49)	76	61,051
3.75%, 10/15/47 (Call 04/15/47)	80	65,228
3.88%, 08/15/59 (Call 02/15/59)	118	94,762
3.95%, 10/15/42 (Call 04/15/42)	120	102,978
4.20%, 01/15/47 (Call 07/15/46)	169	147,273
4.25%, 03/15/43 (Call 09/15/42)	55	49,508
4.25%, 04/15/47 (Call 10/15/46)	117	102,311
4.25%, 06/15/48 (Call 12/15/47)	125	109,734
4.38%, 03/15/42 (Call 09/15/41)	80	72,426
4.45%, 12/15/48 (Call 06/15/48)	219	198,280
4.63%, 07/15/35	181	177,396
4.63%, 11/15/41 (Call 05/15/41)	96	90,026
4.75%, 07/15/45	247	235,475
4.75%, 05/15/52 (Call 11/15/51)	30	28,368
4.95%, 05/15/62 (Call 11/15/61)	170	163,295
5.35%, 02/15/33	100	104,142
5.70%, 10/15/40 (Call 04/15/40)	124	129,644
5.80%, 03/15/36	110	117,526
5.88%, 02/15/53 (Call 08/15/52)	95	104,953
5.95%, 02/15/41 (Call 08/15/40)	60	64,650
6.05%, 02/15/63 (Call 08/15/62)	60	67,333
6.50%, 06/15/37	194	217,639
6.63%, 11/15/37	175	198,166
6.88%, 02/15/38	180	211,100
		12,309,852
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	115	63,932
6.00%, 01/15/43 (Call 10/15/42)	90	72,490
		136,422
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	57	52,732
3.50%, 11/15/51 (Call 05/15/51)	100	72,591
3.80%, 11/15/24 (Call 08/15/24)	25	24,273
4.40%, 03/15/29 (Call 12/15/28)	100	95,111
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	67	52,639
4.60%, 05/15/50 (Call 11/15/49)(b)	93	73,591
4.75%, 02/26/29 (Call 11/26/28)	167	162,556
		533,493
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	5	4,008
5.00%, 06/15/52 (Call 12/15/51)	50	47,471
Security	Par (000)	Value

Household Products & Wares (continued)
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	$190	$152,522
3.10%, 10/01/27 (Call 07/01/27)	736	686,909
3.90%, 05/15/28 (Call 02/15/28)	224	215,607
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	81,596
2.75%, 02/15/26	214	202,940
2.88%, 02/07/50 (Call 08/07/49)	135	95,433
3.05%, 08/15/25	65	62,515
3.10%, 03/26/30 (Call 12/26/29)	478	431,873
3.20%, 04/25/29 (Call 01/25/29)	295	271,031
3.20%, 07/30/46 (Call 01/30/46)	130	95,716
3.90%, 05/04/47 (Call 11/04/46)	120	100,848
3.95%, 11/01/28 (Call 08/01/28)	105	101,999
5.30%, 03/01/41	130	131,893
6.63%, 08/01/37	125	146,409
		2,828,770
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	112	138,298
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	230	204,146
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	169	156,178
4.00%, 10/15/46 (Call 04/15/46)	25	19,738
4.75%, 01/15/49 (Call 07/15/48)	37	32,757
Allstate Corp. (The), 5.35%, 06/01/33	38	38,527
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	30,169
5.25%, 04/02/30 (Call 01/02/30)	65	63,247
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	15	14,253
4.50%, 07/16/44 (Call 01/16/44)	115	101,002
4.75%, 04/01/48 (Call 10/01/47)	101	91,618
4.80%, 07/10/45 (Call 01/10/45)	115	104,075
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(a)	80	74,978
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	72	66,876
4.50%, 12/15/28 (Call 09/15/28)	59	57,366
6.25%, 09/30/40	50	52,017
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/32 (Call 06/12/32)	100	99,379
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	55	47,185
4.75%, 05/15/45 (Call 11/15/44)	92	80,627
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	81	70,336
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	75	52,862
7.35%, 05/01/34	42	47,111
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	60	54,069
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	49	42,009
4.90%, 03/27/28 (Call 12/27/27)	49	47,222
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	75	68,684
6.15%, 04/03/30 (Call 01/03/30)(b)	66	66,785
6.65%, 02/01/33	100	100,115
AXA SA, 8.60%, 12/15/30	600	713,568

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	$20	$17,885
4.90%, 01/15/40 (Call 01/15/30)(a)	45	36,840
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (Call 02/15/27)	100	93,109
3.85%, 03/15/52 (Call 09/15/51)	50	40,859
4.20%, 08/15/48 (Call 02/15/48)	377	338,742
4.25%, 01/15/49 (Call 07/15/48)	184	164,958
4.30%, 05/15/43	27	24,751
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	43	32,262
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,389
Chubb INA Holdings Inc.
4.35%, 11/03/45 (Call 05/03/45)	50	44,380
6.70%, 05/15/36	5	5,632
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	151	144,821
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	16	14,697
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	360	343,451
5.00%, 04/20/48 (Call 10/20/47)	237	207,652
7.00%, 04/01/28	20	21,576
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	35	30,427
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	160	136,413
4.60%, 11/15/24(b)	80	78,879
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	178	176,083
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	122	105,118
3.60%, 08/19/49 (Call 02/19/49)	104	76,923
4.30%, 04/15/43	60	48,926
4.40%, 03/15/48 (Call 09/15/47)	41	34,526
5.95%, 10/15/36	63	63,599
6.10%, 10/01/41	67	68,099
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	45	37,345
3.80%, 03/01/28 (Call 12/01/27)	110	102,347
4.35%, 03/01/48 (Call 09/01/47)	114	87,228
6.30%, 10/09/37	52	51,722
7.00%, 06/15/40	135	141,678
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	34	27,574
6.00%, 02/01/35	30	30,950
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	160	143,990
4.15%, 03/04/26	471	463,346
5.38%, 03/04/46	165	159,537
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	90	78,904
4.15%, 09/17/50 (Call 03/17/50)	75	57,295
5.00%, 04/05/46	91	79,973
5.00%, 05/20/49 (Call 11/20/48)	70	61,563
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	105	102,344
3.75%, 03/14/26 (Call 12/14/25)	169	164,689
4.20%, 03/01/48 (Call 09/01/47)	95	79,358
4.35%, 01/30/47 (Call 07/30/46)	162	138,073
4.38%, 03/15/29 (Call 12/15/28)	27	26,354
4.75%, 03/15/39 (Call 09/15/38)	80	73,950
4.90%, 03/15/49 (Call 09/15/48)	352	329,243
Security	Par (000)	Value

Insurance (continued)
5.75%, 11/01/32	$20	$21,249
5.88%, 08/01/33	55	57,804
6.25%, 11/01/52	20	22,337
MetLife Inc.
4.05%, 03/01/45	188	159,084
4.13%, 08/13/42	155	133,715
4.55%, 03/23/30 (Call 12/23/29)	111	110,960
4.60%, 05/13/46 (Call 11/13/45)	40	37,094
4.72%, 12/15/44	97	88,087
4.88%, 11/13/43	67	63,206
5.70%, 06/15/35	60	63,229
5.88%, 02/06/41	15	15,548
6.38%, 06/15/34	100	111,241
6.40%, 12/15/66 (Call 12/15/31)	182	172,099
6.50%, 12/15/32	30	33,327
10.75%, 08/01/69 (Call 08/01/34)	35	46,225
Munich Re America Corp., Series B, 7.45%, 12/15/26	60	65,281
Nationwide Financial Services Inc., 6.75%, 05/15/87	5	4,764
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	243	227,436
3.70%, 05/15/29 (Call 02/15/29)	92	86,212
4.30%, 11/15/46 (Call 05/15/46)	84	69,477
4.35%, 05/15/43	106	87,761
4.63%, 09/15/42	9	7,746
6.05%, 10/15/36	64	66,924
Progressive Corp. (The)
2.45%, 01/15/27	81	74,558
3.20%, 03/26/30 (Call 12/26/29)	25	22,586
3.70%, 01/26/45	39	30,611
3.95%, 03/26/50 (Call 09/26/49)	70	56,853
4.00%, 03/01/29 (Call 12/01/28)	54	52,261
4.13%, 04/15/47 (Call 10/15/46)	81	68,817
4.20%, 03/15/48 (Call 09/15/47)	113	95,285
4.35%, 04/25/44	85	73,842
6.25%, 12/01/32	30	33,051
6.63%, 03/01/29	69	75,808
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	154	139,207
2.10%, 03/10/30 (Call 12/10/29)	50	41,456
3.00%, 03/10/40 (Call 09/10/39)	25	18,702
3.70%, 10/01/50 (Call 07/01/30)(a)	60	48,347
3.70%, 03/13/51 (Call 09/13/50)	50	38,862
3.88%, 03/27/28 (Call 12/27/27)	59	56,898
3.91%, 12/07/47 (Call 06/07/47)	134	108,360
3.94%, 12/07/49 (Call 06/07/49)	185	146,825
4.35%, 02/25/50 (Call 08/25/49)	105	90,704
4.42%, 03/27/48 (Call 09/27/47)	113	97,279
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)	125	109,445
4.60%, 05/15/44	162	148,271
5.13%, 03/01/52 (Call 11/28/31)(a)	10	8,606
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	30	28,553
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	148	138,612
5.70%, 12/14/36	265	273,104
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)	232	217,108
5.75%, 07/15/33	15	15,585
6.63%, 12/01/37	45	49,180

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.63%, 06/21/40	$15	$16,478
Prudential PLC
3.13%, 04/14/30	65	56,843
3.63%, 03/24/32 (Call 12/24/31)	185	164,300
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	182	167,038
3.95%, 09/15/26 (Call 06/15/26)	45	43,547
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	30	26,284
Swiss Re America Holding Corp., 7.00%, 02/15/26	90	95,210
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,341
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	45	28,378
3.75%, 05/15/46 (Call 11/15/45)	143	113,482
4.00%, 05/30/47 (Call 11/30/46)	172	142,249
4.05%, 03/07/48 (Call 09/07/47)	20	16,573
4.10%, 03/04/49 (Call 09/04/48)	170	140,429
4.30%, 08/25/45 (Call 02/25/45)	130	110,534
4.60%, 08/01/43	87	78,477
5.35%, 11/01/40	85	85,951
6.25%, 06/15/37	167	184,405
6.75%, 06/20/36	149	170,511
Travelers Property Casualty Corp., 6.38%, 03/15/33	115	128,026
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	25,677
5.75%, 08/15/42	100	90,407
Voya Financial Inc.
3.65%, 06/15/26	170	161,316
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)	25	18,681
5.70%, 07/15/43	106	99,121
W R Berkley Corp., 4.75%, 08/01/44	67	58,967
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	65	55,132
3.88%, 09/15/49 (Call 03/15/49)	78	56,346
4.50%, 09/15/28 (Call 06/15/28)	54	51,215
5.05%, 09/15/48 (Call 03/15/48)	148	125,875
XLIT Ltd., 5.25%, 12/15/43	334	332,864
		14,498,896
Internet — 0.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	145	114,995
4.20%, 12/06/47 (Call 06/06/47)	75	58,061
4.40%, 12/06/57 (Call 06/06/57)	105	80,602
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	419	390,110
2.25%, 08/15/60 (Call 02/15/60)	69	41,820
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	105	68,787
2.70%, 06/03/60 (Call 12/03/59)	254	160,818
3.10%, 05/12/51 (Call 11/12/50)	300	220,023
3.25%, 05/12/61 (Call 11/12/60)	165	118,656
3.95%, 04/13/52 (Call 10/13/51)	70	59,827
4.05%, 08/22/47 (Call 02/22/47)	307	270,378
4.10%, 04/13/62 (Call 10/13/61)	280	237,521
4.25%, 08/22/57 (Call 02/22/57)	231	207,082
4.65%, 12/01/29 (Call 10/01/29)	200	200,918
4.70%, 11/29/24	100	100,162
4.70%, 12/01/32	200	201,566
4.95%, 12/05/44 (Call 06/05/44)	144	146,242
Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	$94	$88,210
3.60%, 06/01/26 (Call 03/01/26)	107	103,466
4.63%, 04/13/30 (Call 01/13/30)	125	122,142
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	196	183,960
3.45%, 08/01/24 (Call 05/01/24)	52	50,802
3.60%, 06/05/27 (Call 03/05/27)	209	197,785
3.65%, 05/10/51 (Call 11/10/50)	50	36,613
4.00%, 07/15/42 (Call 01/15/42)	182	145,716
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	235	201,247
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	140,246
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)(e)	5	4,114
4.65%, 08/15/62 (Call 02/15/62)(e)	15	12,286
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	120	98,160
		4,062,315
Iron & Steel — 0.0%
ArcelorMittal SA
6.55%, 11/29/27	25	25,204
6.80%, 11/29/32	25	25,271
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	120	102,066
5.20%, 08/01/43 (Call 02/01/43)	22	21,078
6.40%, 12/01/37	50	54,253
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	280	266,708
3.25%, 10/15/50 (Call 04/15/50)	30	19,611
3.45%, 04/15/30 (Call 01/15/30)	290	255,574
		769,765
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	30	21,533
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	215	204,613
4.63%, 07/28/45 (Call 01/28/45)	110	84,521
		310,667
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	95	83,131
3.70%, 01/15/31 (Call 10/15/30)	122	104,827
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	125	119,890
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	260	244,078
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	85	71,584
Series X, 4.00%, 04/15/28 (Call 01/15/28)	140	130,596
		754,106
Machinery — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	150	142,896
Caterpillar Financial Services Corp.
2.15%, 11/08/24	159	151,821
2.40%, 08/09/26	125	116,134
4.90%, 01/17/25	200	200,652
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	106	94,511
3.25%, 09/19/49 (Call 03/19/49)	76	58,986
3.25%, 04/09/50 (Call 10/09/49)	97	75,154
4.30%, 05/15/44 (Call 11/15/43)	35	32,612
4.75%, 05/15/64 (Call 11/15/63)	77	74,445
5.20%, 05/27/41	42	43,548

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.30%, 09/15/35	$24	$24,645
6.05%, 08/15/36	31	34,244
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	50	44,143
1.88%, 01/15/26 (Call 12/15/25)	50	45,494
3.95%, 05/23/25	445	433,448
4.20%, 01/15/24	311	307,430
5.45%, 10/14/25	100	100,992
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	217	203,474
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	50	35,870
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	30	27,156
3.75%, 04/15/50 (Call 10/15/49)(b)	80	69,734
5.38%, 10/16/29	65	68,431
7.13%, 03/03/31	5	5,844
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	24,645
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	70	58,794
John Deere Capital Corp.
1.75%, 03/09/27	114	102,072
2.25%, 09/14/26	35	32,544
2.45%, 01/09/30	52	45,251
2.65%, 06/10/26	190	179,041
2.80%, 09/08/27	158	146,359
2.80%, 07/18/29	90	80,927
3.05%, 01/06/28	109	102,526
3.35%, 04/18/29	50	46,688
3.45%, 03/07/29	30	28,193
4.05%, 09/08/25	45	44,515
4.15%, 09/15/27	50	49,182
4.35%, 09/15/32	50	49,285
4.55%, 10/11/24	40	39,946
4.85%, 10/11/29	50	50,854
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	92	77,173
4.60%, 05/15/28 (Call 02/15/28)	48	45,632
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	87	83,883
3.50%, 03/01/29 (Call 12/01/28)	339	318,833
4.20%, 03/01/49 (Call 09/01/48)	72	62,134
Westinghouse Air Brake Technologies Corp., 4.95%,
09/15/28 (Call 06/15/28)	224	213,656
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	833	723,485
2.25%, 01/30/31 (Call 10/30/30)	385	316,343
3.25%, 11/01/26 (Call 08/01/26)	185	174,486
4.38%, 11/01/46 (Call 05/01/46)	200	171,260
		5,659,371
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,651	1,567,542
2.25%, 09/19/26 (Call 06/19/26)	791	735,630
2.38%, 08/26/29 (Call 05/26/29)	759	653,446
2.65%, 04/15/25 (Call 03/15/25)	584	560,494
2.88%, 10/15/27 (Call 07/15/27)	610	568,203
3.00%, 08/07/25	765	737,185
3.05%, 04/15/30 (Call 01/15/30)(b)	150	134,463
3.38%, 03/01/29 (Call 12/01/28)	139	129,722
3.63%, 09/14/28 (Call 06/14/28)	255	243,505
3.63%, 10/15/47 (Call 04/15/47)	239	185,557
4.00%, 09/14/48 (Call 03/14/48)(b)	132	110,955
Security	Par (000)	Value

Manufacturing (continued)
5.70%, 03/15/37	$130	$137,696
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	127	106,460
3.50%, 12/01/24 (Call 10/01/24)	116	112,431
3.75%, 12/01/27 (Call 09/01/27)	70	65,626
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	107	100,290
3.92%, 09/15/47 (Call 03/15/47)	65	53,745
4.00%, 11/02/32	82	76,218
4.15%, 03/15/33 (Call 12/15/32)	65	61,365
4.15%, 11/02/42	60	52,522
4.70%, 08/23/52 (Call 02/23/52)	30	27,970
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	460	433,886
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	5	4,219
6.75%, 03/15/32	134	151,888
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	56	48,864
4.88%, 09/15/41 (Call 03/15/41)	35	34,616
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	120	108,425
4.00%, 06/14/49 (Call 12/14/48)	68	54,887
4.10%, 03/01/47 (Call 09/01/46)	76	62,223
4.20%, 11/21/34 (Call 05/21/34)	65	59,743
4.45%, 11/21/44 (Call 05/21/44)	78	68,333
6.25%, 05/15/38	30	31,531
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	185	169,689
5.90%, 07/15/32 (Call 04/15/32)	100	99,371
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	320	263,949
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	71	60,657
3.38%, 03/01/28 (Call 12/01/27)	95	85,986
3.65%, 03/15/27 (Call 12/15/26)	254	238,336
3.90%, 09/17/29 (Call 06/17/29)	117	106,569
4.00%, 03/15/26 (Call 12/15/25)	183	177,387
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	160	152,490
4.30%, 02/21/48 (Call 08/21/47)	80	63,058
5.75%, 06/15/43	104	104,738
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	127	120,299
3.55%, 11/01/24 (Call 08/01/24)	444	433,118
3.80%, 03/21/29 (Call 12/21/28)	390	361,651
4.50%, 03/21/49 (Call 09/21/48)	150	124,714
4.65%, 11/01/44 (Call 05/01/44)	137	118,479
		10,160,131
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	97	61,999
3.85%, 04/01/61 (Call 10/01/60)	160	99,000
3.90%, 06/01/52 (Call 12/01/51)	369	244,193
3.95%, 06/30/62 (Call 12/30/61)	75	47,153
4.40%, 04/01/33 (Call 01/01/33)	45	39,318
4.40%, 12/01/61 (Call 06/01/61)	210	142,731
4.80%, 03/01/50 (Call 09/01/49)	190	143,505
5.13%, 07/01/49 (Call 01/01/49)	284	225,306

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.25%, 04/01/53 (Call 10/01/52)	$129	$103,799
5.38%, 04/01/38 (Call 10/01/37)	45	38,587
5.38%, 05/01/47 (Call 11/01/46)	169	139,542
5.50%, 04/01/63 (Call 10/01/62)	115	92,868
5.75%, 04/01/48 (Call 10/01/47)	152	130,335
6.38%, 10/23/35 (Call 04/23/35)	220	216,154
6.48%, 10/23/45 (Call 04/23/45)	230	216,591
6.83%, 10/23/55 (Call 04/23/55)	170	164,754
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(b)	112	68,478
2.65%, 08/15/62 (Call 02/15/62)	84	49,866
2.80%, 01/15/51 (Call 07/15/50)	58	38,117
2.89%, 11/01/51 (Call 05/01/51)	287	191,504
2.94%, 11/01/56 (Call 05/01/56)	342	220,139
2.99%, 11/01/63 (Call 05/01/63)	254	160,703
3.40%, 07/15/46 (Call 01/15/46)	85	64,230
3.45%, 02/01/50 (Call 08/01/49)	220	164,947
3.75%, 04/01/40 (Call 10/01/39)	230	192,862
3.90%, 03/01/38 (Call 09/01/37)	186	163,325
3.97%, 11/01/47 (Call 05/01/47)	308	250,847
4.00%, 08/15/47 (Call 02/15/47)	124	102,421
4.00%, 03/01/48 (Call 09/01/47)	273	224,742
4.00%, 11/01/49 (Call 05/01/49)	251	204,427
4.05%, 11/01/52 (Call 05/01/52)	64	52,333
4.60%, 10/15/38 (Call 04/15/38)	140	131,496
4.60%, 08/15/45 (Call 02/15/45)	141	127,195
4.65%, 07/15/42	214	196,724
4.70%, 10/15/48 (Call 04/15/48)	135	123,667
4.75%, 03/01/44	14	12,993
4.95%, 10/15/58 (Call 04/15/58)	80	74,795
5.35%, 11/15/27 (Call 10/15/27)	45	46,343
5.50%, 11/15/32 (Call 08/15/32)	50	52,474
5.65%, 06/15/35	28	29,459
6.45%, 03/15/37	30	33,401
6.50%, 11/15/35	343	381,056
6.55%, 07/01/39	5	5,567
6.95%, 08/15/37	105	121,116
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	187	119,586
4.65%, 05/15/50 (Call 11/15/49)	203	146,840
4.88%, 04/01/43	80	61,859
5.00%, 09/20/37 (Call 03/20/37)	167	138,241
5.20%, 09/20/47 (Call 03/20/47)	187	145,415
5.30%, 05/15/49 (Call 11/15/48)	198	155,592
6.35%, 06/01/40	35	32,497
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	5	4,221
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	75	69,151
5.58%, 01/25/49 (Call 07/25/48)	294	264,294
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	95	81,207
6.63%, 01/15/40	195	196,041
NBCUniversal Media LLC
4.45%, 01/15/43	101	89,923
6.40%, 04/30/40	20	22,175
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)	122	108,543
3.70%, 06/01/28 (Call 03/01/28)	20	18,059
4.20%, 06/01/29 (Call 03/01/29)	60	53,503
Security	Par (000)	Value

Media (continued)
4.38%, 03/15/43	$122	$85,964
4.60%, 01/15/45 (Call 07/15/44)	96	69,249
4.85%, 07/01/42 (Call 01/01/42)	55	41,675
4.90%, 08/15/44 (Call 02/15/44)	92	68,436
4.95%, 01/15/31 (Call 10/15/30)	45	40,578
4.95%, 05/19/50 (Call 11/19/49)	130	97,006
5.25%, 04/01/44 (Call 10/01/43)	58	45,325
5.50%, 05/15/33	42	38,319
5.85%, 09/01/43 (Call 03/01/43)	185	156,325
5.90%, 10/15/40 (Call 04/15/40)	72	64,493
6.88%, 04/30/36	147	145,883
7.88%, 07/30/30	55	59,507
Thomson Reuters Corp.
5.50%, 08/15/35	40	38,556
5.65%, 11/23/43 (Call 05/23/43)	67	63,131
5.85%, 04/15/40	125	122,624
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33.	117	131,142
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	182	137,128
5.50%, 09/01/41 (Call 03/01/41)	167	142,843
5.88%, 11/15/40 (Call 05/15/40)	134	118,589
6.55%, 05/01/37	105	101,194
6.75%, 06/15/39	187	181,235
7.30%, 07/01/38	115	117,283
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	130	93,172
3.70%, 12/01/42	50	41,136
4.13%, 06/01/44	61	53,397
4.38%, 08/16/41	105	95,148
Series E, 4.13%, 12/01/41	70	61,242
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	245	166,267
3.50%, 05/13/40 (Call 11/13/39)	51	42,030
3.60%, 01/13/51 (Call 07/13/50)	210	164,873
3.80%, 05/13/60 (Call 11/13/59)	51	40,447
4.63%, 03/23/40 (Call 09/23/39)	52	49,518
4.70%, 03/23/50 (Call 09/23/49)	101	95,017
4.75%, 09/15/44 (Call 03/15/44)	45	42,353
4.75%, 11/15/46 (Call 05/15/46)	160	149,432
4.95%, 10/15/45 (Call 04/15/45)	42	40,560
5.40%, 10/01/43	67	68,071
6.15%, 03/01/37	40	43,257
6.15%, 02/15/41	4	4,423
6.20%, 12/15/34	125	137,782
6.40%, 12/15/35	99	110,464
6.65%, 11/15/37	185	213,279
7.75%, 12/01/45	225	289,480
		11,366,042
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	39	37,168
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	91,290
5.25%, 10/01/54 (Call 04/01/54)	15	13,067
		141,525
Mining — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	6,535	5,636,372
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	90	82,812

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	$649	$618,770
5.95%, 03/15/24 (Call 12/15/23)	225	225,956
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	35	28,117
2.80%, 10/01/29 (Call 07/01/29)	280	240,976
4.88%, 03/15/42 (Call 09/15/41)	280	256,973
5.45%, 06/09/44 (Call 12/09/43)	90	85,990
6.25%, 10/01/39	123	129,753
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	145	148,255
Rio Tinto Finance USA PLC, 4.75%, 03/22/42 (Call 09/22/41)	55	52,243
Southern California Edison Co., 5.95%, 11/01/32	40	42,385
		7,548,602
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	120	100,848
3.57%, 12/01/31 (Call 09/01/31)	85	70,145
4.25%, 04/01/28 (Call 01/03/23)	5	4,516
		175,509
Oil & Gas — 0.8%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	177	117,793
2.94%, 06/04/51 (Call 12/04/50)(b)	215	146,854
3.00%, 02/24/50 (Call 08/24/49)	210	145,108
3.00%, 03/17/52 (Call 09/17/51)	130	89,120
3.02%, 01/16/27 (Call 10/16/26)	30	28,192
3.12%, 05/04/26 (Call 02/04/26)	90	85,963
3.38%, 02/08/61 (Call 08/08/60)	65	46,186
3.41%, 02/11/26 (Call 12/11/25)	47	45,441
3.54%, 04/06/27 (Call 02/06/27)	75	71,868
3.59%, 04/14/27 (Call 01/14/27)	103	99,167
3.63%, 04/06/30 (Call 01/06/30)	146	136,037
3.80%, 09/21/25 (Call 07/21/25)	85	83,629
3.94%, 09/21/28 (Call 06/21/28)	115	110,706
4.23%, 11/06/28 (Call 08/06/28)	98	95,638
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	120	113,500
3.72%, 11/28/28 (Call 08/28/28)	80	76,421
Burlington Resources LLC
5.95%, 10/15/36	20	20,974
7.20%, 08/15/31	122	140,626
7.40%, 12/01/31	157	182,724
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	299	223,775
Chevron USA Inc., 5.25%, 11/15/43 (Call 05/15/43)	25	25,521
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	177,780
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,204
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	52	50,718
3.76%, 03/15/42	317	268,626
3.80%, 03/15/52 (Call 09/15/51)	25	20,318
4.03%, 03/15/62 (Call 09/15/61)	525	428,400
4.30%, 11/15/44 (Call 05/15/44)	109	96,860
5.90%, 10/15/32	182	198,486
6.50%, 02/01/39	25	28,756
6.95%, 04/15/29	5	5,580
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	119	103,681
5.00%, 06/15/45 (Call 12/15/44)	132	118,184
5.60%, 07/15/41 (Call 01/15/41)(b)	211	204,022
Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	$413	$368,260
4.25%, 03/15/52 (Call 09/15/51)	45	34,308
4.40%, 03/24/51 (Call 09/24/50)	68	53,603
6.25%, 03/15/33 (Call 12/15/32)	30	31,066
6.25%, 03/15/53	100	99,819
Eni USA Inc., 7.30%, 11/15/27	210	225,406
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	75	68,260
4.38%, 04/15/30 (Call 01/15/30)	153	150,341
4.95%, 04/15/50 (Call 10/15/49)	117	115,019
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	30	27,813
7.00%, 02/01/30 (Call 11/01/29)	265	278,844
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	200	172,546
2.65%, 01/15/24	426	416,262
2.88%, 04/06/25 (Call 03/06/25)	320	307,843
3.00%, 04/06/27 (Call 02/06/27)	250	234,737
3.13%, 04/06/30 (Call 01/06/30)	240	218,897
3.25%, 11/10/24	635	620,712
3.25%, 11/18/49 (Call 05/18/49)	165	124,422
3.63%, 09/10/28 (Call 06/10/28)	139	133,151
3.70%, 03/01/24	287	283,754
3.70%, 04/06/50 (Call 10/06/49)	205	168,686
3.95%, 05/15/43	107	92,273
4.25%, 11/23/41	122	110,354
4.80%, 11/08/43	145	140,067
5.10%, 08/17/40	235	235,862
7.25%, 09/23/27	85	94,370
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	65	57,492
2.61%, 10/15/30 (Call 07/15/30)	144	127,146
3.10%, 08/16/49 (Call 02/16/49)	116	85,397
3.29%, 03/19/27 (Call 01/19/27)	60	58,028
3.45%, 04/15/51 (Call 10/15/50)	211	164,135
3.48%, 03/19/30 (Call 12/19/29)	284	267,349
3.57%, 03/06/45 (Call 09/06/44)	107	86,865
4.11%, 03/01/46 (Call 09/01/45)	194	170,101
4.23%, 03/19/40 (Call 09/19/39)	246	225,838
4.33%, 03/19/50 (Call 09/19/49)	307	277,985
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	424	413,078
4.30%, 04/01/27 (Call 01/01/27)	365	350,878
5.60%, 02/15/41	154	147,997
6.00%, 01/15/40	177	178,782
7.13%, 03/15/33	85	93,180
7.30%, 08/15/31	183	201,412
7.88%, 10/01/29	130	145,792
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	225	217,586
6.60%, 10/01/37	206	211,651
6.80%, 03/15/32	176	185,351
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	140	130,451
4.50%, 04/01/48 (Call 10/01/47)	50	40,424
4.70%, 05/01/25 (Call 04/01/25)	121	119,936
4.75%, 09/15/44 (Call 03/15/44)	139	119,037
5.00%, 09/15/54 (Call 03/15/54)	91	78,356
5.13%, 12/15/26 (Call 09/15/26)	80	80,148

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 03/01/41 (Call 09/01/40)	$108	$113,747
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	50	49,679
Ovintiv Inc.
6.50%, 08/15/34	155	159,793
6.50%, 02/01/38	47	48,004
6.63%, 08/15/37	190	197,991
7.20%, 11/01/31	130	138,776
7.38%, 11/01/31	102	111,168
8.13%, 09/15/30	105	117,226
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	150	107,163
3.85%, 04/09/25 (Call 03/09/25)	187	183,176
3.90%, 03/15/28 (Call 12/15/27)	190	180,403
4.65%,11/15/34(Call05/15/34)	129	122,854
4.68%, 02/15/45 (Call 08/15/44)(e)	2	1,777
4.88%, 11/15/44 (Call 05/15/44)	260	244,033
4.90%, 10/01/46 (Call 04/01/46)(e)	25	22,651
5.88%, 05/01/42	52	54,800
Shell International Finance BV
3.25%, 04/06/50 (Call 10/06/49)	500	371,765
4.00%, 05/10/46	70	59,187
4.38%, 05/11/45	75	67,330
6.38%, 12/15/38	125	141,034
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	270	258,700
2.83%, 01/10/30 (Call 10/10/29)	125	111,775
2.99%, 06/29/41 (Call 12/29/40)	130	99,206
3.13%, 05/29/50 (Call 11/29/49)	223	161,488
3.39%, 06/29/60 (Call 12/29/59)	45	32,478
3.46%, 02/19/29 (Call 11/19/28)	85	79,993
3.46%, 07/12/49 (Call 01/12/49)	180	139,221
TotalEnergies Capital SA, 3.88%, 10/11/28	95	92,690
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	90	65,819
4.00%, 06/01/52 (Call 12/01/51)	5	3,890
4.35%, 06/01/28 (Call 03/01/28)	223	217,389
4.90%, 03/15/45	61	55,927
6.63%, 06/15/37	200	215,472
7.50%, 04/15/32	96	109,252
		16,968,785
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	376	353,237
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	45	40,557
3.14%, 11/07/29 (Call 08/07/29)	362	322,842
3.34%, 12/15/27 (Call 09/15/27)	636	595,048
4.08%, 12/15/47 (Call 06/15/47)	192	153,212
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	178	154,248
3.80%, 11/15/25 (Call 08/15/25)	54	52,835
4.50%, 11/15/41 (Call 05/15/41)	85	72,093
4.75%, 08/01/43 (Call 02/01/43)	95	83,232
4.85%, 11/15/35 (Call 05/15/35)	165	154,943
5.00%, 11/15/45 (Call 05/15/45)	134	120,662
6.70%, 09/15/38	118	127,545
7.45%, 09/15/39	114	130,953
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	286	255,318
3.95%, 12/01/42 (Call 06/01/42)	182	130,503
Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	$335	$291,745
		3,038,973
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	257	243,415
4.50%, 05/15/28 (Call 02/15/28)	131	123,116
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	185	150,893
4.00%, 05/17/25 (Call 04/17/25)	100	97,131
Packaging Corp. of America, 4.05%, 12/15/49
(Call 06/15/49)	57	44,794
WestRock MWV LLC, 8.20%, 01/15/30	40	45,324
		704,673
Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	328	286,567
4.25%, 11/14/28 (Call 08/14/28)	255	248,824
4.25%, 11/21/49 (Call 05/21/49)	444	381,427
4.30%, 05/14/36 (Call 11/14/35)	253	234,468
4.40%, 11/06/42	257	230,030
4.45%, 05/14/46 (Call 11/14/45)	335	295,276
4.50%, 05/14/35 (Call 11/14/34)	415	393,221
4.63%, 10/01/42 (Call 04/01/42)	47	42,709
4.70%, 05/14/45 (Call 11/14/44)	398	365,913
4.88%, 11/14/48 (Call 05/14/48)	198	185,795
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	130	121,958
4.25%, 03/01/45 (Call 09/01/44)	122	101,758
4.30%, 12/15/47 (Call 06/15/47)	169	143,119
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	225	213,712
3.38%, 11/16/25	687	665,655
4.00%, 01/17/29 (Call 10/17/28)	299	290,601
4.00%, 09/18/42	264	233,909
4.38%, 11/16/45	210	193,570
4.38%, 08/17/48 (Call 02/17/48)	74	68,122
6.45%, 09/15/37	375	427,549
Becton Dickinson and Co.
3.70% ,06/06/27(Call03/06/27)	637	609,042
3.79%, 05/20/50 (Call 11/20/49)	49	38,568
4.67%, 06/06/47 (Call 12/06/46)	117	106,362
4.69%, 12/15/44 (Call 06/15/44)	83	76,025
Bristol-Myers Squibb Co.
2.95%, 03/15/32 (Call 12/15/31)	10	8,869
3.25%, 08/01/42	48	37,811
3.55%, 03/15/42 (Call 09/15/41)	10	8,338
3.70%, 03/15/52 (Call 09/15/51)	100	81,361
3.90%, 03/15/62 (Call 09/15/61)	145	117,383
4.25%, 10/26/49 (Call 04/26/49)	268	238,579
4.35%, 11/15/47 (Call 05/15/47)	183	165,908
4.55%, 02/20/48 (Call 08/20/47)	240	222,372
5.00%, 08/15/45 (Call 02/15/45)	80	79,393
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	505	474,750
3.75%, 09/15/25 (Call 06/15/25)	467	451,846
4.37%, 06/15/47 (Call 12/15/46)	162	129,734
4.50%, 11/15/44 (Call 05/15/44)	116	94,512
4.60%, 03/15/43	171	143,741
4.90%, 09/15/45 (Call 03/15/45)	145	125,727

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	$206	$175,030
3.20%, 03/15/40 (Call 09/15/39)	45	34,959
3.40%, 03/15/50 (Call 09/15/49)	274	199,247
3.88%, 10/15/47 (Call 04/15/47)	176	139,088
4.13%, 11/15/25 (Call 09/15/25)	436	427,760
4.38%, 10/15/28 (Call 07/15/28)	511	498,220
4.80%, 08/15/38 (Call 02/15/38)	288	272,592
4.80%, 07/15/46 (Call 01/16/46)	170	155,103
4.90%, 12/15/48 (Call 06/15/48)	225	207,767
6.13%, 11/15/41	134	142,685
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	402	363,621
3.63%, 04/01/27 (Call 02/01/27)	180	172,624
3.75%, 04/01/30 (Call 01/01/30)	173	160,047
4.13%, 04/01/40 (Call 10/01/39)	111	93,570
4.25%, 04/01/50 (Call 10/01/49)	213	175,693
4.30%, 03/25/28 (Call 12/25/27)	523	508,445
4.78%, 03/25/38 (Call 09/25/37)	562	520,198
4.88%, 07/20/35 (Call 01/20/35)	242	232,158
5.05%, 03/25/48 (Call 09/25/47)	606	561,229
5.13%, 07/20/45 (Call 01/20/45)	315	294,434
5.30%, 12/05/43 (Call 06/05/43)	275	262,111
6.13%, 09/15/39	70	73,440
6.25%, 06/01/27	10	10,580
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	260	247,312
3.38%, 03/15/29 (Call 12/15/28)	365	346,761
3.70%, 03/01/45 (Call 09/01/44)	130	112,519
3.95%, 03/15/49 (Call 09/15/48)	15	13,566
5.50%, 03/15/27	115	120,695
5.55%, 03/15/37	105	114,840
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	330	323,974
3.88%, 05/15/28	139	134,624
4.20%, 03/18/43	90	80,194
6.38%, 05/15/38	186	212,793
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	301	294,011
3.38%, 06/01/29 (Call 03/01/29)	149	139,014
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	86	74,516
3.50%, 01/15/48 (Call 07/15/47)	87	72,568
3.55%, 03/01/36 (Call 09/01/35)	104	94,267
3.63%, 03/03/37 (Call 09/03/36)	145	131,042
3.70%, 03/01/46 (Call 09/01/45)	135	116,396
3.75%, 03/03/47 (Call 09/03/46)	90	77,791
4.50%, 12/05/43 (Call 06/05/43)	128	124,596
4.85%, 05/15/41	57	57,307
5.85%, 07/15/38	70	77,734
5.95%, 08/15/37	112	127,747
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	530	521,944
4.60%, 06/01/44 (Call 12/01/43)	42	38,187
5.90%, 11/01/39	158	164,713
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	70	62,715
1.90%, 12/10/28 (Call 10/10/28)	80	69,618
2.15%, 12/10/31 (Call 09/10/31)	65	54,034
2.45%, 06/24/50 (Call 12/24/49)	115	76,005
Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 12/10/51 (Call 06/10/51)	$130	$90,346
2.90%, 12/10/61 (Call 06/10/61)	160	106,856
3.40%, 03/07/29 (Call 12/07/28)	290	273,296
3.60%, 09/15/42 (Call 03/15/42)	15	12,618
3.70%, 02/10/45 (Call 08/10/44)	245	206,285
3.90%, 03/07/39 (Call 09/07/38)	140	125,314
4.00%, 03/07/49 (Call 09/07/48)	131	115,757
4.15%, 05/18/43	125	113,862
6.50%, 12/01/33	86	99,020
6.55%, 09/15/37	17	19,808
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	67	72,448
5.95%, 12/01/28	15	16,262
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	78	60,478
Novartis Capital Corp., 4.00%, 11/20/45 (Call 05/20/45)	5	4,514
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	50	35,618
4.00%, 03/15/49 (Call 09/15/48)	5	4,467
4.20%, 09/15/48 (Call 03/15/48)	190	174,549
7.20%, 03/15/39	75	92,622
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	303	285,623
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	55	38,559
3.38%, 07/09/60 (Call 01/09/60)	85	58,535
5.00%, 11/26/28 (Call 08/26/28)	295	294,549
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	190	147,898
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	247	161,256
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	715	661,418
3.90%, 08/20/28 (Call 05/20/28)	131	125,034
3.95%, 09/12/47 (Call 03/12/47)	245	201,716
4.45%, 08/20/48 (Call 02/20/48)	116	102,088
4.50%, 11/13/25 (Call 08/13/25)	852	847,186
4.70%, 02/01/43 (Call 08/01/42)	365	339,778
		22,984,348
Pipelines — 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	104	88,276
4.45%, 07/15/27 (Call 04/15/27)	25	23,896
4.80%, 05/03/29 (Call 02/03/29)	279	263,658
5.95%, 06/01/26 (Call 03/01/26)	61	62,219
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	377	344,797
5.13%, 06/30/27 (Call 01/01/27)	197	197,311
5.88%, 03/31/25 (Call 10/02/24)	230	231,180
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	85	84,366
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	65	74,002
Series B, 7.50%, 04/15/38	5	5,566
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	92	87,368
3.13%, 11/15/29 (Call 08/15/29)	140	123,624
3.40%, 08/01/51 (Call 02/01/51)	75	52,886
3.70%, 07/15/27 (Call 04/15/27)	89	84,004
4.00%, 11/15/49 (Call 05/15/49)	180	140,528
4.25%, 12/01/26 (Call 09/01/26)	105	101,914
4.50%, 06/10/44 (Call 12/10/43)	80	67,350

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.50%, 12/01/46 (Call 06/01/46)	$110	$105,950
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	155	140,635
4.40%, 03/15/27 (Call 12/15/26)	195	186,679
4.95%, 05/15/28 (Call 02/15/28)	156	150,531
5.00%, 05/15/44 (Call 11/15/43)	61	50,859
5.00%, 05/15/50 (Call 11/15/49)	220	181,313
6.63%, 10/15/36	290	293,805
7.50%, 07/01/38	200	216,480
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	127	109,910
3.13%, 07/31/29 (Call 04/30/29)	75	66,868
3.70%, 01/31/51 (Call 07/31/50)	120	89,132
3.95%, 01/31/60 (Call 07/31/59)	46	34,067
4.15%, 10/16/28 (Call 07/16/28)	50	47,711
4.20%, 01/31/50 (Call 07/31/49)	76	60,729
4.25%, 02/15/48 (Call 08/15/47)	107	86,910
4.45%, 02/15/43 (Call 08/15/42)	53	45,437
4.80%, 02/01/49 (Call 08/01/48)	71	62,413
4.85%, 08/15/42 (Call 02/15/42)	92	83,630
4.85%, 03/15/44 (Call 09/15/43)	55	48,999
4.90%, 05/15/46 (Call 11/15/45)	153	136,549
4.95%, 10/15/54 (Call 04/15/54)	104	90,121
5.10%, 02/15/45 (Call 08/15/44)	179	164,519
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(a)	125	94,589
5.70%, 02/15/42	103	101,535
5.95%, 02/01/41	103	104,787
6.13%, 10/15/39	55	56,895
6.45%, 09/01/40	69	73,446
7.55%, 04/15/38	29	33,086
Series D, 6.88%, 03/01/33	45	49,730
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(a)	20	16,285
Series H, 6.65%, 10/15/34	30	32,256
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	38	32,330
5.00%, 08/15/42 (Call 02/15/42)	15	13,139
5.00%, 03/01/43 (Call 09/01/42)	30	26,416
5.40%, 09/01/44 (Call 03/01/44)	104	94,972
5.50%, 03/01/44 (Call 09/01/43)	111	102,945
5.63%, 09/01/41	25	23,060
5.80%, 03/15/35	45	44,692
6.38%, 03/01/41	94	94,902
6.50%, 02/01/37	82	83,540
6.50%, 09/01/39	88	90,585
6.55%, 09/15/40	54	54,750
6.95%, 01/15/38	220	235,818
7.30%, 08/15/33	72	78,780
7.40%, 03/15/31	45	49,264
7.50%, 11/15/40	31	34,123
7.75%, 03/15/32	65	72,712
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	112	74,444
3.60%, 02/15/51 (Call 08/15/50)	25	17,815
4.30%, 03/01/28 (Call 12/01/27)	87	84,039
4.80%, 02/01/33 (Call 11/01/32)	100	94,056
5.05%, 02/15/46 (Call 08/15/45)	15	13,202
5.20%, 03/01/48 (Call 09/01/47)	144	128,326
5.30%, 12/01/34 (Call 06/01/34)	145	138,320
Security	Par (000)	Value

Pipelines (continued)
5.45%, 08/01/52 (Call 02/01/52)	$100	$91,306
5.55%, 06/01/45 (Call 12/01/44)	136	127,144
7.75%, 01/15/32	82	93,654
7.80%, 08/01/31	15	16,974
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	130	97,566
4.20%, 10/03/47 (Call 04/03/47)	50	38,530
4.25%, 09/15/46 (Call 03/15/46)	55	42,645
4.85%, 02/01/49 (Call 08/01/48)	59	49,327
5.15%, 10/15/43 (Call 04/15/43)	67	59,602
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	59	55,279
4.25%, 12/01/27 (Call 09/01/27)	145	138,352
4.50%, 04/15/38 (Call 10/15/37)	111	95,322
4.70%, 04/15/48 (Call 10/15/47)	228	184,470
4.80%, 02/15/29 (Call 11/15/28)	148	142,459
4.90%, 04/15/58 (Call 10/15/57)	72	58,396
4.95%, 09/01/32 (Call 06/01/32)	100	95,016
4.95%, 03/14/52 (Call 09/14/51)	100	83,432
5.20%, 03/01/47 (Call 09/01/46)	107	92,858
5.50%, 02/15/49 (Call 08/15/48)	221	199,625
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	25,558
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	109	100,150
2.75%, 09/01/24 (Call 08/01/24)	90	86,444
3.10%, 03/15/30 (Call 12/15/29)	120	101,628
3.40%, 09/01/29 (Call 06/01/29)	30	26,155
4.00%, 07/13/27 (Call 04/13/27)	204	192,121
4.35%, 03/15/29 (Call 12/15/28)	105	97,647
4.45%, 09/01/49 (Call 03/01/49)	160	121,627
4.50%, 03/15/50 (Call 09/15/49)(b)	88	67,204
4.55%, 07/15/28 (Call 04/15/28)	208	197,610
4.95%, 07/13/47 (Call 01/06/47)	272	225,776
5.20%, 07/15/48 (Call 01/15/48)	75	64,006
6.00%, 06/15/35	105	102,028
6.35%, 01/15/31 (Call 10/15/30)	45	46,369
7.15%, 01/15/51 (Call 07/15/50)	92	95,141
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	410	404,973
6.13%, 02/01/41 (Call 08/01/40)	126	120,673
6.20%, 09/15/43 (Call 03/15/43)	131	123,257
6.65%, 10/01/36	40	40,310
6.85%, 10/15/37	35	36,049
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	22	19,223
4.30%, 01/31/43 (Call 07/31/42)	72	52,933
4.70%, 06/15/44 (Call 12/15/43)	77	59,745
4.90%, 02/15/45 (Call 08/15/44)	76	60,775
5.15%, 06/01/42 (Call 12/01/41)	100	82,845
6.65%, 01/15/37	47	47,145
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	152	143,985
4.50%, 05/15/30 (Call 11/15/29)	141	133,345
5.00%, 03/15/27 (Call 09/15/26)	192	189,623
5.90%, 09/15/37(e)	60	60,801
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	95	89,023
3.50%, 03/15/25 (Call 12/15/24)	85	81,997
4.50%, 03/15/45 (Call 09/15/44)	99	83,219
5.95%, 09/25/43 (Call 03/25/43)	27	26,685

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	$100	$95,071
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	64,268
7.00%, 10/15/28	5	5,422
7.63%, 04/01/37	10	10,994
Texas Eastern Transmission LP, 7.00%, 07/15/32	137	151,314
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	94	87,922
4.25%, 05/15/28 (Call 02/15/28)	125	119,606
4.63%, 03/01/34 (Call 12/01/33)	52	48,210
4.75%, 05/15/38 (Call 11/15/37)	40	36,220
4.88%, 05/15/48 (Call 11/15/47)	84	75,842
5.10%, 03/15/49 (Call 09/15/48)	119	111,352
5.60%, 03/31/34	17	16,769
5.85%, 03/15/36	70	70,225
6.10%, 06/01/40	55	56,686
6.20%, 10/15/37	109	113,107
7.25%, 08/15/38	84	95,070
7.63%, 01/15/39	100	117,254
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	105	82,427
4.00%, 03/15/28 (Call 12/15/27)	15	14,207
4.45%, 08/01/42 (Call 02/01/42)	7	6,081
4.60%, 03/15/48 (Call 09/15/47)	112	95,982
5.40%, 08/15/41 (Call 02/15/41)	48	46,582
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	155	152,123
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	107	101,258
4.65%, 08/15/32 (Call 05/15/32)	25	23,663
4.85%, 03/01/48 (Call 09/01/47)	95	83,066
4.90%, 01/15/45 (Call 07/15/44)	137	118,978
5.10%, 09/15/45 (Call 03/15/45)	171	153,903
5.40%, 03/04/44 (Call 09/04/43)	53	48,996
5.75%, 06/24/44 (Call 12/24/43)	40	39,035
5.80%, 11/15/43 (Call 05/15/43)	26	25,540
6.30%, 04/15/40	155	161,329
8.75%, 03/15/32	78	93,907
Series A, 7.50%, 01/15/31	7	7,756
		14,429,223
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	145	142,258
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	315	246,881
4.88%, 03/01/26 (Call 12/01/25)	638	638,638
		1,027,777
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	50	42,432
3.38%, 08/15/31 (Call 05/15/31)	42	36,876
3.95%, 01/15/27 (Call 10/15/26)	78	74,953
3.95%, 01/15/28 (Call 10/15/27)	15	14,129
4.00%, 02/01/50 (Call 08/01/49)	105	81,088
4.50%, 07/30/29 (Call 04/30/29)	95	90,040
4.70%, 07/01/30 (Call 04/01/30)	107	102,773
4.85%, 04/15/49 (Call 10/15/48)	52	44,639
4.90%, 12/15/30 (Call 09/15/30)	114	111,180
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	$24	$22,382
4.90%, 02/15/29 (Call 11/15/28)	43	40,913
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5	3,902
2.10%, 06/15/30 (Call 03/15/30)	65	52,227
2.40%, 03/15/25 (Call 02/15/25)	417	391,951
2.70%, 04/15/31 (Call 01/15/31)	45	37,126
2.75%, 01/15/27 (Call 11/15/26)	165	149,559
2.90%, 01/15/30 (Call 10/15/29)	95	81,533
2.95%, 01/15/25 (Call 12/15/24)	205	195,789
2.95%, 01/15/51 (Call 07/15/50)	170	108,854
3.10%, 06/15/50 (Call 12/15/49)	204	135,493
3.13%, 01/15/27 (Call 10/15/26)	75	68,992
3.38%, 05/15/24 (Call 04/15/24)	340	331,248
3.38%, 10/15/26 (Call 07/15/26)	240	223,934
3.55%, 07/15/27 (Call 04/15/27)	140	130,220
3.60%, 01/15/28 (Call 10/15/27)	245	225,841
3.70%, 10/15/49 (Call 04/15/49)	87	63,661
3.80%, 08/15/29 (Call 05/15/29)	265	242,594
3.95%, 03/15/29 (Call 12/15/28)	106	98,285
4.00%, 06/01/25 (Call 03/01/25)	562	545,601
4.40%, 02/15/26 (Call 11/15/25)	285	278,451
5.00%, 02/15/24	260	259,698
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	27	22,743
3.30%, 06/01/29 (Call 03/01/29)	47	42,420
3.90%, 10/15/46 (Call 04/15/46)	39	30,549
4.35%, 04/15/48 (Call 10/18/47)	77	64,386
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	30	23,119
2.75%, 10/01/26 (Call 07/01/26)	220	199,714
2.90%, 03/15/30 (Call 12/15/29)	70	57,382
3.20%, 01/15/25 (Call 10/15/24)	260	249,439
3.25%, 01/30/31 (Call 10/30/30)	94	78,601
3.40%, 06/21/29 (Call 03/21/29)	141	121,917
3.65%, 02/01/26 (Call 11/03/25)	407	387,212
4.50%, 12/01/28 (Call 09/01/28)	35	32,679
Brandywine Operating Partnership LP
3.95%, 11/15/27(Call08/15/27)	285	249,594
4.55%, 10/01/29 (Call 07/01/29)	40	34,879
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	10	9,629
3.90%, 03/15/27 (Call 12/15/26)	60	55,684
4.05%, 07/01/30 (Call 04/01/30)	179	157,343
4.13%, 06/15/26 (Call 03/15/26)	35	33,027
4.13%, 05/15/29(Call02/15/29)	10	8,915
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	45	38,867
3.15%, 07/01/29 (Call 04/01/29)	55	49,137
3.35%, 11/01/49 (Call 05/01/49)	30	21,271
4.10%, 10/15/28 (Call 07/15/28)	15	14,292
Crown Castle Inc.
2.25%, 01/15/31 (Call 10/15/30)	30	24,284
3.25%, 01/15/51 (Call 07/15/50)	28	19,270
3.30%, 07/01/30 (Call 04/01/30)	185	163,355
3.65%, 09/01/27 (Call 06/01/27)	160	149,587
3.70%, 06/15/26 (Call 03/15/26)	135	128,556
3.80%, 02/15/28 (Call 11/15/27)	92	85,966
4.00%, 03/01/27 (Call 12/01/26)	105	100,353

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 02/15/26 (Call 11/15/25)	$244	$238,512
4.75%, 05/15/47 (Call 11/15/46)	144	125,307
Crown Castle International Corp.
2.50%, 07/15/31 (Call 04/15/31)	65	53,073
3.10%, 11/15/29 (Call 08/15/29)	120	105,323
4.00%, 11/15/49 (Call 05/15/49)	120	93,703
4.15%, 07/01/50 (Call 01/01/50)	10	7,946
4.30%, 02/15/29 (Call 11/15/28)	115	109,640
5.20%, 02/15/49 (Call 08/15/48)	161	148,260
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	30	25,169
4.38%, 02/15/29 (Call 11/15/28)	5	4,668
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	124	112,439
3.70%, 08/15/27 (Call 05/15/27)	69	64,473
4.45%, 07/15/28 (Call 04/15/28)(b)	172	164,116
5.55%, 01/15/28 (Call 12/15/27)	95	95,287
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	295	236,841
2.50%, 05/15/31 (Call 02/15/31)	5	4,044
2.63%, 11/18/24 (Call 10/18/24)	520	495,316
2.90%, 11/18/26 (Call 09/18/26)	200	183,004
2.95%, 09/15/51 (Call 03/15/51)	60	38,504
3.00%, 07/15/50 (Call 01/15/50)	232	151,097
3.20%, 11/18/29 (Call 08/18/29)	413	363,196
3.40%, 02/15/52 (Call 08/15/51)	65	45,750
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	84	70,500
2.85%, 11/01/26 (Call 08/01/26)	12	11,121
3.00%, 07/01/29 (Call 04/01/29)	57	50,125
3.25%, 08/01/27 (Call 05/01/27)	10	9,221
3.50%, 03/01/28 (Call 12/01/27)	44	40,847
4.00%, 08/01/47 (Call 02/01/47)	5	3,980
4.15%, 12/01/28 (Call 09/01/28)	5	4,737
4.50%, 07/01/44 (Call 01/01/44)	45	39,476
4.50%, 06/01/45 (Call 12/01/44)	36	30,955
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	30	25,466
4.00%, 03/01/29 (Call 12/01/28)	60	54,986
4.50%, 03/15/48 (Call 09/15/47)	15	12,281
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	9	7,856
3.25%, 07/15/27 (Call 04/15/27)	5	4,597
4.50%, 12/01/44 (Call 06/01/44)	25	20,023
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	179	155,297
5.30%, 01/15/29 (Call 10/15/28)	52	49,058
5.75%, 06/01/28 (Call 03/03/28)	97	94,501
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,673
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	274	236,443
3.25%, 07/15/26 (Call 05/15/26)	240	227,059
3.40%, 02/01/25 (Call 11/01/24)	15	14,481
3.50%, 07/15/29 (Call 04/15/29)	281	251,897
4.00%, 06/01/25 (Call 03/01/25)(b)	22	21,448
6.75%, 02/01/41 (Call 08/01/40)	115	121,259
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	10	8,045
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	100	96,445
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Series H, 3.38%, 12/15/29 (Call 09/15/29)	$40	$33,947
Series I, 3.50%, 09/15/30 (Call 06/15/30)	95	79,207
Series J, 2.90%, 12/15/31 (Call 09/15/31)	55	42,613
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	30	23,494
3.95%, 11/01/27 (Call 08/01/27)	25	21,425
4.65%, 04/01/29 (Call 01/01/29)	40	35,006
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	140	101,738
3.05%, 02/15/30 (Call 11/15/29)	74	60,083
3.45%, 12/15/24 (Call 09/15/24)	45	42,938
4.25%, 08/15/29 (Call 05/15/29)	200	177,696
4.38%, 10/01/25 (Call 07/01/25)	55	53,050
4.75%, 12/15/28 (Call 09/15/28)	100	92,030
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	70	64,424
3.70%, 10/01/49 (Call 04/01/49)	52	36,536
3.80%, 04/01/27 (Call 01/01/27)	25	23,449
4.13%, 12/01/46 (Call 06/01/46)	107	80,592
4.25%, 04/01/45 (Call 10/01/44)	50	38,866
4.45%, 09/01/47 (Call 03/01/47)	85	67,331
4.60%, 02/01/33 (Call 11/01/32)	130	121,715
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	10	9,308
4.00%, 06/15/29 (Call 03/15/29)	35	31,576
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	10,346
3.95%, 03/15/29 (Call 12/15/28)	22	20,670
4.20%, 06/15/28 (Call 03/15/28)	2	1,906
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	10	8,204
3.10%, 04/15/50 (Call 10/15/49)	10	6,324
4.30%, 10/15/28 (Call 07/15/28)	10	9,343
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	87	72,116
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	4,592
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	75	58,249
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	210	189,428
2.25%, 04/15/30 (Call 01/15/30)	169	141,671
2.88%, 11/15/29	30	26,156
3.00%, 04/15/50 (Call 10/15/49)	106	72,714
3.05%, 03/01/50	66	45,990
3.25%, 06/30/26	27	25,673
3.25%, 10/01/26 (Call 07/01/26)	22	20,908
3.38%, 12/15/27	10	9,393
3.88%, 09/15/28 (Call 06/15/28)	130	123,556
4.00%, 09/15/28	20	19,160
4.38%, 02/01/29 (Call 11/01/28)	35	33,774
4.38%, 09/15/48 (Call 03/15/48)	125	108,586
4.63%, 01/15/33 (Call 10/15/32)	135	132,281
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	10	8,933
3.65%, 01/15/28 (Call 10/15/27)	102	95,683
4.65%, 03/15/47 (Call 09/15/46)	83	75,043
5.63%, 10/13/32 (Call 07/13/32)	25	25,792
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	95	79,977
3.60%, 02/01/27 (Call 11/01/26)	55	51,701

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 03/15/28 (Call 12/15/27)	$62	$57,870
4.40%, 02/01/47 (Call 08/01/46)	60	47,204
4.65%, 03/15/49 (Call 09/15/48)	70	57,013
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	75	56,368
3.90%, 10/15/29 (Call 07/15/29)	195	160,680
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	80	67,238
3.25%, 09/13/49 (Call 03/13/49)(b)	215	144,873
3.38%, 06/15/27 (Call 03/15/27)	10	9,387
3.38%, 12/01/27 (Call 09/01/27)	90	83,707
3.80%, 07/15/50 (Call 01/15/50)	104	77,084
4.25%, 10/01/44 (Call 04/01/44)	50	39,817
4.25%, 11/30/46 (Call 05/30/46)	27	21,616
6.75%, 02/01/40 (Call 11/01/39)	14	15,153
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	129,554
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	60	50,019
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	59	54,048
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	22,722
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	95	79,557
3.20%, 01/15/30 (Call 10/15/29)	45	38,992
3.50%, 01/15/28 (Call 10/15/27)	30	27,288
4.40%, 01/26/29 (Call 10/26/28)	30	28,378
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	55	51,981
3.00%, 01/15/30 (Call 10/15/29)	55	46,644
3.25%, 10/15/26 (Call 07/15/26)	40	36,999
3.50%, 02/01/25 (Call 11/01/24)	55	52,769
3.85%, 04/01/27 (Call 01/01/27)	105	99,262
4.00%, 03/01/28 (Call 12/01/27)	35	32,661
4.13%, 01/15/26 (Call 10/15/25)	105	101,582
4.38%, 02/01/45 (Call 08/01/44)	56	44,298
4.40%, 01/15/29 (Call 10/15/28)	97	91,142
4.75%, 11/15/30 (Call 08/15/30)	45	42,597
4.88%, 04/15/49 (Call 10/15/48)	119	100,582
5.70%, 09/30/43 (Call 03/30/43)	113	104,438
VICI Properties LP
5.13%, 05/15/32 (Call 02/15/32)	110	102,685
5.63%, 05/15/52 (Call 11/15/51)	75	67,860
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	215	195,863
2.75%, 01/15/31 (Call 10/15/30)	15	12,177
2.75%, 01/15/32 (Call 10/15/31)	35	27,837
2.80%, 06/01/31 (Call 03/01/31)	55	44,511
3.10%, 01/15/30 (Call 10/15/29)	105	89,479
3.63%, 03/15/24 (Call 02/15/24)	240	235,217
4.00%, 06/01/25 (Call 03/01/25)	195	190,339
4.13%, 03/15/29 (Call 12/15/28)	65	60,271
4.25%, 04/01/26 (Call 01/01/26)	256	249,603
4.25%, 04/15/28 (Call 01/15/28)	114	107,960
4.95%, 09/01/48 (Call 03/01/48)	28	24,017
6.50%, 03/15/41 (Call 09/15/40)	125	126,709
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	304	279,175
4.00%, 04/15/30 (Call 01/15/30)	412	375,831
6.95%, 10/01/27	120	129,493
7.38%, 03/15/32	220	245,054
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	55	49,678
		18,883,454
Security	Par (000)	Value

Retail — 0.6%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	$172	$155,531
4.75%, 06/01/30 (Call 03/01/30)	191	173,099
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,215	961,612
4.45%, 10/01/28 (Call 07/01/28)	1,106	1,069,712
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	163	127,367
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	94	77,943
4.63%, 11/01/27 (Call 10/01/27)	70	69,473
5.00%, 11/01/32 (Call 08/01/32)	75	74,788
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	105	96,797
2.50%, 04/15/27 (Call 02/15/27)	267	247,923
2.70%, 04/15/30 (Call 01/15/30)	378	334,628
2.80%, 09/14/27 (Call 06/14/27)	130	121,737
2.95%, 06/15/29 (Call 03/15/29)	1,030	941,049
3.00%, 04/01/26 (Call 01/01/26)	5	4,791
3.13%, 12/15/49 (Call 06/15/49)	100	73,211
3.30%, 04/15/40 (Call 10/15/39)	71	57,624
3.35%, 09/15/25 (Call 06/15/25)	375	364,639
3.35%, 04/15/50 (Call 10/15/49)	122	92,886
3.50%, 09/15/56 (Call 03/15/56)	100	76,255
3.90%, 12/06/28 (Call 09/06/28)	265	257,458
3.90%, 06/15/47 (Call 12/15/46)	105	88,571
4.00%, 09/15/25 (Call 08/15/25)	65	64,530
4.20%, 04/01/43 (Call 10/01/42)	110	98,582
4.25%, 04/01/46 (Call 10/01/45)	164	145,463
4.40%, 03/15/45 (Call 09/15/44)	185	168,457
4.50%, 09/15/32 (Call 06/15/32)	170	168,737
4.50%, 12/06/48 (Call 06/06/48)	180	167,308
4.88%, 02/15/44 (Call 08/15/43)	65	63,127
4.95%, 09/15/52 (Call 03/15/52)	40	39,291
5.40%, 09/15/40 (Call 03/15/40)	90	93,829
5.88%, 12/16/36	430	467,174
5.95%, 04/01/41 (Call 10/01/40)	196	215,139
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	11,221
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	154	144,426
2.63%, 04/01/31 (Call 01/01/31)	65	54,659
3.00%, 10/15/50 (Call 04/15/50)	113	75,573
3.10%, 05/03/27 (Call 02/03/27)	175	164,404
3.13%, 09/15/24 (Call 06/15/24)	17	16,523
3.38%, 09/15/25 (Call 06/15/25)	285	274,857
3.65%, 04/05/29 (Call 01/05/29)	220	205,737
3.70%, 04/15/46 (Call 10/15/45)	195	149,370
3.75%, 04/01/32 (Call 01/01/32)	60	54,562
4.00%, 04/15/25 (Call 03/15/25)	180	177,325
4.05%, 05/03/47 (Call 11/03/46)	210	169,321
4.25%, 04/01/52 (Call 10/01/51)	10	8,212
4.38%, 09/15/45 (Call 03/15/45)	189	157,713
4.40%, 09/08/25	60	59,572
4.45%, 04/01/62 (Call 10/01/61)	70	56,605
4.50%, 04/15/30 (Call 01/15/30)	205	199,746
4.55%, 04/05/49 (Call 10/05/48)	160	137,981
4.65%, 04/15/42 (Call 10/15/41)	85	76,310
5.00%, 04/15/33 (Call 01/15/33)	100	99,500
5.00%, 04/15/40 (Call 10/15/39)	109	102,874
5.13%, 04/15/50 (Call 10/15/49)	76	71,651
5.50%, 10/15/35	73	73,656

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.63%, 04/15/53 (Call 10/15/52)	$20	$19,903
5.80%, 09/15/62 (Call 03/15/62)	20	19,697
6.50%, 03/15/29	80	86,749
McDonald's Corp.
3.63%, 05/01/43	83	66,345
3.63%, 09/01/49 (Call 03/01/49)	52	40,422
3.70%, 02/15/42	70	56,921
3.80%, 04/01/28 (Call 01/01/28)	121	116,776
4.20%, 04/01/50 (Call 10/01/49)	82	70,401
4.45%, 03/01/47 (Call 09/01/46)	137	121,633
4.45%, 09/01/48 (Call 03/01/48)	71	63,086
4.60%, 05/26/45 (Call 11/26/44)	90	81,989
4.70%, 12/09/35 (Call 06/09/35)	84	81,754
4.88%, 07/15/40	70	66,515
4.88%, 12/09/45 (Call 06/09/45)	155	147,083
5.70%, 02/01/39	86	89,701
6.30%, 10/15/37	42	46,620
6.30%, 03/01/38	90	99,280
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	92	87,228
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	175	157,558
2.25%, 03/12/30 (Call 12/12/29)	105	88,981
3.35%, 03/12/50 (Call 09/12/49)	115	83,726
3.50%, 03/01/28 (Call 12/01/27)	121	115,974
3.50%, 11/15/50 (Call 05/15/50)	150	112,941
3.55%, 08/15/29 (Call 05/15/29)	115	108,195
3.75%, 12/01/47 (Call 06/01/47)	118	93,090
4.00%, 11/15/28 (Call 08/15/28)	72	69,682
4.30%, 06/15/45 (Call 12/15/44)(b)	37	32,038
4.45%, 08/15/49 (Call 02/15/49)	81	71,350
4.50%, 11/15/48 (Call 05/15/48)	70	62,101
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	267	254,192
2.35%, 02/15/30 (Call 11/15/29)	101	86,549
2.50%, 04/15/26	220	207,379
2.65%, 09/15/30 (Call 06/15/30)	120	103,922
3.38%, 04/15/29 (Call 01/15/29)	290	269,465
3.63%, 04/15/46	171	135,736
3.90%, 11/15/47 (Call 05/15/47)	50	41,746
4.00%, 07/01/42	151	133,529
6.50%, 10/15/37	130	145,828
7.00%, 01/15/38	160	189,358
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	85	78,901
3.88%, 04/15/30 (Call 01/15/30)	172	162,702
4.50%, 04/15/50 (Call 10/15/49)	66	59,567
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	209	162,679
Walgreens Boots Alliance Inc., 4.10%, 04/15/50
(Call 10/15/49)	23	17,304
		14,107,125
Semiconductors — 0.7%
Analog Devices Inc.
3.45%, 06/15/27	40	38,011
5.30%, 12/15/45 (Call 06/15/45)(b)	20	20,258
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	70	49,182
3.30%, 04/01/27 (Call 01/01/27)	601	577,831
3.90%, 10/01/25 (Call 07/01/25)	152	149,971
4.35%, 04/01/47 (Call 10/01/46)	236	219,478
5.10%, 10/01/35 (Call 04/01/35)	55	56,549
Security	Par (000)	Value

Semiconductors (continued)
5.85%, 06/15/41	$185	$204,830
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(e)	155	115,047
3.19%, 11/15/36 (Call 08/15/36)(e)	49	35,846
3.42%, 04/15/33 (Call 01/15/33)(e)	354	286,506
3.47%, 04/15/34 (Call 01/15/34)(e)	629	500,357
3.50%, 02/15/41 (Call 08/15/40)(e)	123	89,013
3.75%, 02/15/51 (Call 08/15/50)(e)	109	76,685
4.15%, 04/15/32 (Call 01/15/32)(e)	210	185,766
4.30%, 11/15/32 (Call 08/15/32)	433	384,712
4.93%, 05/15/37 (Call 02/15/37)(e)	332	291,396
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	165	142,751
2.60%, 05/19/26 (Call 02/19/26)	350	330,270
2.70%, 06/17/24 (Call 04/17/24)(b)	30	29,097
3.05%, 08/12/51 (Call 02/12/51)	40	26,958
3.10%, 02/15/60 (Call 08/15/59)	82	53,005
3.15%, 05/11/27 (Call 02/11/27)	165	156,648
3.20%, 08/12/61 (Call 02/12/61)	105	68,537
3.25%, 11/15/49 (Call 05/15/49)	245	172,034
3.40%, 03/25/25 (Call 02/25/25)	456	445,206
3.70%, 07/29/25 (Call 04/29/25)	304	298,415
3.73%, 12/08/47 (Call 06/08/47)	279	215,606
3.75%, 03/25/27 (Call 01/25/27)	198	192,868
3.90%, 03/25/30 (Call 12/25/29)	127	120,218
4.00%, 12/15/32	206	192,750
4.10%, 05/19/46 (Call 11/19/45)	124	103,117
4.10%, 05/11/47 (Call 11/11/46)	130	107,284
4.25%, 12/15/42	45	38,752
4.60%, 03/25/40 (Call 09/25/39)	275	253,399
4.75%, 03/25/50 (Call 09/25/49)	213	191,649
4.80%, 10/01/41	115	108,363
4.90%, 07/29/45 (Call 01/29/45)	87	82,068
4.95%, 03/25/60 (Call 09/25/59)(b)	145	131,888
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	75	56,439
4.65%, 07/15/32 (Call 04/15/32)	25	24,801
4.95%, 07/15/52 (Call 01/15/52)	45	43,558
5.00%, 03/15/49 (Call 09/15/48)	20	19,294
5.25%, 07/15/62 (Call 01/15/62)	40	40,339
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	151	106,976
3.13%, 06/15/60 (Call 12/15/59)	75	50,998
3.75%, 03/15/26 (Call 01/15/26)	499	488,616
3.80%, 03/15/25 (Call 12/15/24)	69	67,924
4.00%, 03/15/29 (Call 12/15/28)	221	213,006
4.88%, 03/15/49 (Call 09/15/48)	160	155,518
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	5	3,874
3.48%, 11/01/51 (Call 05/01/51)	90	59,700
4.19%, 02/15/27 (Call 12/15/26)	159	152,103
4.66%, 02/15/30 (Call 11/15/29)	119	110,194
4.98%, 02/06/26 (Call 12/06/25)	260	257,634
5.33%, 02/06/29 (Call 11/06/28)	133	129,203
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	610	496,900
2.85%, 04/01/30 (Call 01/01/30)	450	397,566
3.20%, 09/16/26 (Call 06/16/26)	815	783,688
3.50%, 04/01/40 (Call 10/01/39)	270	225,050
3.50%, 04/01/50 (Call 10/01/49)	347	270,587

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.70%, 04/01/60 (Call 10/01/59)	$180	$137,412
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)	60	60,199
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	345	273,488
2.65%, 02/15/32 (Call 11/15/31)	335	263,933
3.25%, 11/30/51 (Call 05/30/51)	209	134,301
3.40%, 05/01/30 (Call 02/01/30)	50	43,470
4.30%, 06/18/29 (Call 03/18/29)	40	37,459
5.00%, 01/15/33 (Call 10/15/32)	95	90,270
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	160	141,451
4.50%, 05/20/52 (Call 11/20/51)	35	31,275
4.80%, 05/20/45 (Call 11/20/44)	234	223,730
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	773	723,273
1.75%, 05/04/30 (Call 02/04/30)	185	153,779
1.90%, 09/15/31 (Call 06/15/31)	120	98,026
2.25%, 09/04/29 (Call 06/04/29)	159	138,126
2.63%, 05/15/24 (Call 03/15/24)	575	559,394
2.70%, 09/15/51 (Call 03/15/51)	115	80,689
2.90%, 11/03/27 (Call 08/03/27)	535	500,669
3.65%, 08/16/32 (Call 05/16/32)	100	93,737
3.88%, 03/15/39 (Call 09/15/38)	153	137,249
4.10%, 08/16/52 (Call 02/16/52)	50	44,858
4.15%, 05/15/48 (Call 11/15/47)	240	215,830
4.60%, 02/15/28 (Call 01/15/28)	35	35,071
4.70%, 11/18/24	100	100,121
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	230	190,691
3.25%, 10/25/51 (Call 04/25/51)	35	25,113
		15,429,903
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	200	183,180
3.84%, 05/01/25 (Call 04/01/25)	180	173,612
4.20%, 05/01/30 (Call 02/01/30)	264	242,632
		599,424
Software — 1.0%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	124	78,884
3.40%, 06/15/27 (Call 03/15/27)	145	137,836
4.50%, 06/15/47 (Call 12/15/46)	114	103,233
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	768	729,308
2.15%, 02/01/27 (Call 12/01/26)	404	371,482
2.30%, 02/01/30 (Call 11/01/29)	665	573,509
3.25%, 02/01/25 (Call 11/01/24)	685	669,752
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	90	73,113
2.85%, 01/15/30 (Call 10/15/29)	385	334,696
3.50%, 06/15/27 (Call 03/15/27)	483	454,358
4.38%, 06/15/25 (Call 03/15/25)	200	198,044
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	187	184,724
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	75	51,308
4.80%, 03/01/26 (Call 12/01/25)	424	425,781
Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	$107	$85,193
5.10%, 07/15/32 (Call 04/15/32)	50	49,036
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	115	103,784
3.85%, 06/01/25 (Call 03/01/25)	147	142,813
4.20%, 10/01/28 (Call 07/01/28)	131	125,051
4.40%, 07/01/49 (Call 01/01/49)	168	139,371
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,379	2,237,759
2.53%, 06/01/50 (Call 12/01/49)	395	272,633
2.68%, 06/01/60 (Call 12/01/59)	542	364,939
2.70%, 02/12/25 (Call 11/12/24)	1,320	1,279,252
2.88%, 02/06/24 (Call 12/06/23)	1,185	1,163,824
2.92%, 03/17/52 (Call 09/17/51)	1,175	872,343
3.04%, 03/17/62 (Call 09/17/61)	291	211,758
3.13%, 11/03/25 (Call 08/03/25)	2,272	2,211,315
3.30%, 02/06/27 (Call 11/06/26)	1,694	1,638,945
3.45%, 08/08/36 (Call 02/08/36)	375	343,024
3.50%, 02/12/35 (Call 08/12/34)	385	358,223
3.50%, 11/15/42	40	34,663
3.70%, 08/08/46 (Call 02/08/46)	120	106,324
3.75%, 02/12/45 (Call 08/12/44)(b)	5	4,461
3.95%, 08/08/56 (Call 02/08/56)	10	8,772
4.10%, 02/06/37 (Call 08/06/36)	160	155,824
4.20%, 11/03/35 (Call 05/03/35)	155	154,250
4.25%, 02/06/47 (Call 08/06/46)	55	52,994
4.45%, 11/03/45 (Call 05/03/45)(b)	10	9,917
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	102	76,658
3.60%, 04/01/50 (Call 10/01/49)	387	269,623
3.80%, 11/15/37 (Call 05/15/37)	307	243,436
3.85%, 07/15/36 (Call 01/15/36)	74	60,487
3.85%, 04/01/60 (Call 10/01/59)	438	295,597
3.90%, 05/15/35 (Call 11/15/34)	252	210,677
3.95%, 03/25/51 (Call 09/25/50)	216	158,786
4.00%, 07/15/46 (Call 01/15/46)	237	176,034
4.00%, 11/15/47 (Call 05/15/47)	249	185,363
4.10%, 03/25/61 (Call 09/25/60)	59	41,961
4.13%, 05/15/45 (Call 11/15/44)	147	112,204
4.30%, 07/08/34 (Call 01/08/34)	290	256,760
4.38%, 05/15/55 (Call 11/15/54)	196	149,054
4.50%, 07/08/44 (Call 01/08/44)	105	85,821
5.38%, 07/15/40	237	219,820
6.13%, 07/08/39	184	184,508
6.25%, 11/09/32	100	105,578
6.50%, 04/15/38	161	168,047
6.90%, 11/09/52	100	110,737
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	130	113,734
3.80%, 12/15/26 (Call 09/15/26)	144	138,849
3.85%, 12/15/25 (Call 09/15/25)	110	106,418
4.20%, 09/15/28 (Call 06/15/28)	120	115,913
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	380	263,918
3.05%, 07/15/61 (Call 01/15/61)	110	74,019
3.70%, 04/11/28 (Call 01/11/28)	500	483,980
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	130	101,096
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	505	475,357

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 05/15/25 (Call 04/15/25)	$475	$470,435
4.65%, 05/15/27 (Call 03/15/27)	295	287,734
4.70%, 05/15/30 (Call 02/15/30)	223	209,624
		22,464,724
Telecommunications — 1.0%
America Movil SAB de CV
6.13%, 11/15/37	2	2,092
6.13%, 03/30/40	257	265,486
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	50	34,947
3.50%, 06/01/41 (Call 12/01/40)	275	210,713
3.50%, 09/15/53 (Call 03/15/53)	579	408,838
3.55%, 09/15/55 (Call 03/15/55)	816	573,093
3.65%, 06/01/51 (Call 12/01/50)	284	208,277
3.65%, 09/15/59 (Call 03/15/59)	453	312,330
3.80%, 12/01/57 (Call 06/01/57)	465	338,078
3.85%, 06/01/60 (Call 12/01/59)	175	127,440
4.30%, 02/15/30 (Call 11/15/29)	436	414,060
4.30%, 12/15/42 (Call 06/15/42)	45	37,961
4.35%, 06/15/45 (Call 12/15/44)	50	41,571
4.50%, 05/15/35 (Call 11/15/34)	399	366,222
4.50%, 03/09/48 (Call 09/09/47)	297	249,729
4.55%, 03/09/49 (Call 09/09/48)	241	203,963
4.65%, 06/01/44 (Call 12/01/43)	85	74,051
4.75%, 05/15/46 (Call 11/15/45)	115	100,449
4.85%, 03/01/39 (Call 09/01/38)	80	73,447
4.85%, 07/15/45 (Call 01/15/45)(b)	55	48,107
4.90%, 08/15/37 (Call 02/14/37)	118	110,282
5.15%, 03/15/42	72	66,880
5.15%, 02/15/50 (Call 08/14/49)	216	199,400
5.25%, 03/01/37 (Call 09/01/36)	207	202,843
5.35%, 09/01/40	14	13,455
5.45%, 03/01/47 (Call 09/01/46)	70	67,857
5.55%, 08/15/41	10	9,827
5.65%, 02/15/47 (Call 08/15/46)	30	30,051
5.70%, 03/01/57 (Call 09/01/56)	76	75,683
6.00%, 08/15/40 (Call 05/15/40)	60	61,166
6.38%, 03/01/41	35	37,157
6.55%, 02/15/39	28	30,307
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	175	171,819
9.63%, 12/15/30	602	725,290
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	252	238,858
2.95%, 02/28/26	360	346,039
3.50%, 06/15/25	115	112,600
3.63%, 03/04/24	350	346,129
5.50%, 01/15/40	395	415,828
5.90%, 02/15/39	237	259,600
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	17	12,595
4.38%, 11/15/57 (Call 05/15/57)	106	84,805
5.35%, 11/15/48 (Call 05/15/48)	59	55,241
5.45%, 11/15/79 (Call 05/19/79)	127	113,820
5.75%, 08/15/40	43	43,685
5.85%, 11/15/68 (Call 05/15/68)	65	60,620
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	253	301,548
Juniper Networks Inc., 5.95%, 03/15/41	69	63,510
Koninklijke KPN NV, 8.38%, 10/01/30	835	947,349
Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	$75	$59,290
4.00%, 09/01/24	45	44,182
4.60%, 02/23/28 (Call 11/23/27)	418	408,123
4.60%, 05/23/29 (Call 02/23/29)	147	140,366
5.50%, 09/01/44	195	176,159
Orange SA
5.38%, 01/13/42	245	242,900
5.50%, 02/06/44 (Call 08/06/43)	100	100,168
9.00%, 03/01/31	515	638,492
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	94	86,363
3.20%, 03/15/27 (Call 02/15/27)(e)	40	37,335
3.63%, 12/15/25 (Call 09/15/25)	217	206,575
3.70%, 11/15/49 (Call 05/15/49)(b)	165	117,972
3.80%, 03/15/32 (Call 12/15/31)(e)	45	39,841
4.30%, 02/15/48 (Call 08/15/47)	150	116,919
4.35%, 05/01/49 (Call 11/01/48)	175	136,945
4.50%, 03/15/42 (Call 09/15/41)(e)	45	38,154
4.50%, 03/15/43 (Call 09/15/42)	72	59,375
4.55%, 03/15/52 (Call 09/15/51)(e)	55	44,756
5.00%, 03/15/44 (Call 09/15/43)	170	149,865
5.45%, 10/01/43 (Call 04/01/43)	85	78,282
7.50%, 08/15/38	42	47,523
Telefonica Emisiones SA
4.10%, 03/08/27	60	57,162
4.67%, 03/06/38	35	28,304
4.90%, 03/06/48	205	160,292
5.21%, 03/08/47	125	101,651
5.52%, 03/01/49 (Call 09/01/48)	202	172,344
7.05%, 06/20/36	273	285,258
Telefonica Europe BV, 8.25%, 09/15/30	235	265,296
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	310	288,464
3.70%, 09/15/27 (Call 06/15/27)	285	271,933
4.30%, 06/15/49 (Call 12/15/48)	116	96,116
4.60%, 11/16/48 (Call 05/16/48)	56	49,284
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	15	10,845
3.30%, 02/15/51 (Call 08/15/50)	155	107,643
3.40%, 10/15/52 (Call 04/15/52)	240	167,513
3.60%, 11/15/60 (Call 05/15/60)	280	194,096
3.88%, 04/15/30 (Call 01/15/30)	450	413,212
4.38%, 04/15/40 (Call 10/15/39)	179	155,460
4.50%, 04/15/50 (Call 10/15/49)	435	367,427
5.80%, 09/15/62 (Call 03/15/62)	50	50,045
Verizon Communications Inc.
2.88%, 11/20/50 (Call 05/20/50)	235	152,381
2.99%, 10/30/56 (Call 04/30/56)	476	301,279
3.00%, 11/20/60 (Call 05/20/60)	166	103,441
3.55%, 03/22/51 (Call 09/22/50)	285	211,347
3.70%, 03/22/61 (Call 09/22/60)	547	394,321
3.85%, 11/01/42 (Call 05/01/42)	256	207,777
4.13%, 08/15/46	244	200,954
4.27%, 01/15/36	305	273,192
4.40%, 11/01/34 (Call 05/01/34)	356	329,047
4.50%, 08/10/33	374	355,431
4.52%, 09/15/48	120	105,536
4.67%, 03/15/55	150	132,315
4.75%, 11/01/41	299	273,773

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.81%, 03/15/39	$227	$213,323
4.86%, 08/21/46	398	362,650
5.01%, 04/15/49	30	28,079
5.01%, 08/21/54	140	130,759
5.25%, 03/16/37	300	301,584
5.50%, 03/16/47	57	56,704
5.85%, 09/15/35	50	51,387
6.55%, 09/15/43	20	22,519
7.75%, 12/01/30	5	5,860
Vodafone Group PLC
4.13%, 05/30/25	626	618,363
4.25%, 09/17/50	200	158,212
4.38%, 05/30/28	375	371,183
4.38%, 02/19/43	62	51,866
4.88%, 06/19/49	205	176,011
5.00%, 05/30/38	143	133,152
5.25%, 05/30/48	214	193,120
6.15%, 02/27/37	305	311,884
6.25%, 11/30/32	70	73,746
7.88%, 02/15/30	185	209,531
		22,017,755
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	430	413,338
3.50%, 09/15/27 (Call 06/15/27)	209	194,589
3.55%, 11/19/26 (Call 09/19/26)	204	192,227
3.90%, 11/19/29 (Call 08/19/29)	851	767,568
6.35%, 03/15/40	30	29,582
		1,597,304
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	62	44,353
3.55%, 02/15/50 (Call 08/15/49)	53	41,645
3.90%, 08/01/46 (Call 02/01/46)	72	60,178
4.05%, 06/15/48 (Call 12/15/47)	142	122,067
4.13%, 06/15/47 (Call 12/15/46)	47	41,012
4.15%, 04/01/45 (Call 10/01/44)	57	49,901
4.15%, 12/15/48 (Call 06/15/48)	23	20,054
4.45%, 03/15/43 (Call 09/15/42)	90	82,732
4.55%, 09/01/44 (Call 03/01/44)	20	18,606
4.70%, 09/01/45 (Call 03/01/45)	20	18,716
4.90%, 04/01/44 (Call 10/01/43)	75	72,839
5.15%, 09/01/43 (Call 03/01/43)	82	82,361
5.40%, 06/01/41 (Call 12/01/40)	70	71,926
5.75%, 05/01/40 (Call 11/01/39)	165	176,017
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	120	77,027
3.20%, 08/02/46 (Call 02/02/46)	154	114,550
3.65%, 02/03/48 (Call 08/03/47)	57	46,546
3.85%, 08/05/32 (Call 05/05/32)	50	47,231
4.40%, 08/05/52 (Call 02/05/52)	65	59,332
4.45%, 01/20/49 (Call 07/20/48)	50	45,329
6.20%, 06/01/36	95	104,628
6.25%, 08/01/34	10	11,068
6.38%, 11/15/37	41	45,393
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	70	58,449
3.10%, 12/02/51 (Call 06/02/51)	60	42,166
4.80%, 09/15/35 (Call 03/15/35)	50	47,193
4.80%, 08/01/45 (Call 02/01/45)	45	41,368
Security	Par (000)	Value

Transportation (continued)
5.95%, 05/15/37	$65	$67,557
6.13%, 09/15/2115 (Call 03/15/15)	110	111,300
7.13%, 10/15/31	70	78,366
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	220	209,073
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	59	50,503
2.50%, 05/15/51 (Call 11/15/50)(b)	40	24,998
3.35%, 09/15/49 (Call 03/15/49)	65	48,053
3.80%, 11/01/46 (Call 05/01/46)	134	107,417
3.80%, 04/15/50 (Call 10/15/49)	80	63,234
3.95%, 05/01/50 (Call 11/01/49)	88	71,430
4.10%, 11/15/32 (Call 08/15/32)	50	47,545
4.10%, 03/15/44 (Call 09/15/43)	69	58,927
4.25%, 11/01/66 (Call 05/01/66)	60	47,902
4.30%, 03/01/48 (Call 09/01/47)	130	113,199
4.40%, 03/01/43 (Call 09/01/42)	38	33,576
4.50%, 03/15/49 (Call 09/15/48)	103	91,229
4.50%, 11/15/52 (Call 05/15/52)	25	22,377
4.50%, 08/01/54 (Call 02/01/54)	120	104,672
4.65%, 03/01/68 (Call 09/01/67)	78	67,393
4.75%, 05/30/42 (Call 11/30/41)	120	111,851
4.75%, 11/15/48 (Call 05/15/48)	43	39,474
5.50%, 04/15/41 (Call 10/15/40)	120	123,704
6.00%, 10/01/36	82	86,741
6.15%, 05/01/37	44	47,685
6.22%, 04/30/40	95	104,655
FedEx Corp.
3.88%, 08/01/42	10	7,855
3.90%, 02/01/35	49	41,845
4.05%, 02/15/48 (Call 08/15/47)	120	92,479
4.10%, 04/15/43	58	45,826
4.10%, 02/01/45	90	70,569
4.40%, 01/15/47 (Call 07/15/46)	65	52,475
4.55%, 04/01/46 (Call 10/01/45)	178	146,919
4.75%, 11/15/45 (Call 05/15/45)	158	137,114
4.90%, 01/15/34	32	30,638
4.95%, 10/17/48 (Call 04/17/48)	76	66,894
5.10%, 01/15/44	80	72,303
5.25%, 05/15/50 (Call 11/15/49)(b)	216	199,042
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	380	330,729
3.50%, 05/01/50 (Call 11/01/49)	100	72,843
4.20%, 11/15/69 (Call 05/15/69)	155	117,619
4.30%, 05/15/43 (Call 11/15/42)	122	102,618
4.70%, 05/01/48 (Call 11/01/47)	126	111,785
4.95%, 08/15/45 (Call 02/15/45)	225	205,978
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	122	105,712
2.90%, 08/25/51 (Call 02/25/51)	146	97,694
3.16%, 05/15/55 (Call 11/15/54)	110	75,055
3.40%, 11/01/49 (Call 05/01/49)	86	63,236
3.94%, 11/01/47 (Call 05/01/47)	115	94,314
3.95%, 10/01/42 (Call 04/01/42)	57	48,051
4.05%, 08/15/52 (Call 02/15/52)	194	160,471
4.10%, 05/15/49 (Call 11/15/48)	270	224,386
4.15%, 02/28/48 (Call 08/28/47)	229	192,284
4.45%, 06/15/45 (Call 12/15/44)	56	49,311
4.55%, 06/01/53 (Call 12/01/52)	40	35,684
4.65%, 01/15/46 (Call 07/15/45)	100	90,784

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.84%, 10/01/41	$130	$121,879
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	119,574
2.50%, 09/01/24 (Call 08/01/24)	360	342,958
2.85%, 03/01/27 (Call 02/01/27)	45	40,921
3.65%, 03/18/24 (Call 02/18/24)	245	239,835
4.30%, 06/15/27 (Call 05/15/27)	40	38,190
4.63%, 06/01/25 (Call 05/01/25)	358	351,961
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	145	108,176
3.35%, 08/15/46 (Call 02/15/46)	44	32,677
3.38%, 02/01/35 (Call 08/01/34)	60	51,169
3.55%, 08/15/39 (Call 02/15/39)	150	126,654
3.55%, 05/20/61 (Call 11/20/60)	85	63,214
3.60%, 09/15/37 (Call 03/15/37)	30	26,047
3.75%, 02/05/70 (Call 08/05/69)	82	61,248
3.80%, 10/01/51 (Call 04/01/51)	69	56,859
3.80%, 04/06/71 (Call 10/06/70)	55	41,721
3.84%, 03/20/60 (Call 09/20/59)	97	76,846
3.85%, 02/14/72 (Call 08/14/71)	45	34,264
3.88%, 02/01/55 (Call 08/01/54)	150	122,496
3.95%, 08/15/59 (Call 02/15/59)	85	68,598
4.00%, 04/15/47 (Call 10/15/46)	45	37,672
4.05%, 11/15/45 (Call 05/15/45)	64	54,428
4.05%, 03/01/46 (Call 09/01/45)	197	165,017
4.10%, 09/15/67 (Call 03/15/67)	60	48,192
4.30%, 03/01/49 (Call 09/01/48)	10	8,717
4.50%, 09/10/48 (Call 03/10/48)	330	296,924
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	136	106,209
3.40%, 09/01/49 (Call 03/01/49)(b)	120	95,098
3.63%, 10/01/42	120	101,042
3.75%, 11/15/47 (Call 05/15/47)	165	139,463
4.25%, 03/15/49 (Call 09/15/48)	105	94,478
4.88%, 11/15/40 (Call 05/15/40)	100	98,886
5.20%, 04/01/40 (Call 10/01/39)	150	153,807
5.30%, 04/01/50 (Call 10/01/49)	138	146,592
6.20%, 01/15/38	201	227,630
		10,617,503
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	35	21,570
3.25%, 03/30/25 (Call 12/30/24)	185	175,985
3.25%, 09/15/26 (Call 06/15/26)	110	102,061
3.50%, 03/15/28 (Call 12/15/27)	45	40,949
3.85%, 03/30/27 (Call 12/30/26)	110	103,815
4.55%, 11/07/28 (Call 08/07/28)	94	90,073
4.70%, 04/01/29 (Call 01/01/29)	20	19,203
5.20%, 03/15/44 (Call 09/15/43)	87	76,274
		629,930
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	5	4,265

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	109	94,971
3.25%, 06/01/51 (Call 12/01/50)	15	10,930
3.45%, 06/01/29 (Call 03/01/29)	97	89,104
3.45%, 05/01/50 (Call 11/01/49)	215	160,136
3.75%, 09/01/47 (Call 03/01/47)	217	171,267
Security	Par (000)	Value

Water (continued)
4.00%, 12/01/46 (Call 06/01/46)	$81	$64,546
4.15%, 06/01/49 (Call 12/01/48)	98	82,445
4.20%, 09/01/48 (Call 03/01/48)	111	94,279
4.30%, 12/01/42 (Call 06/01/42)	50	43,601
4.30%, 09/01/45 (Call 03/01/45)	20	17,159
6.59%, 10/15/37	80	88,900
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	92	77,772
3.35%, 04/15/50 (Call 10/15/49)	213	147,066
3.57%, 05/01/29 (Call 02/01/29)	85	76,820
4.28%, 05/01/49 (Call 11/01/48)	123	99,895
5.30%, 05/01/52 (Call 11/01/51)	130	124,289
United Utilities PLC, 6.88%, 08/15/28	30	31,790
		1,474,970
Total Corporate Bonds & Notes — 25.6%
(Cost: $645,352,007)		558,289,649

Foreign Government Obligations(f)

Canada — 0.2%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	222,559
Series HK, 9.38%, 04/15/30	580	762,880
Series HQ, 9.50%, 11/15/30	100	133,440
Series IO, 8.05%, 07/07/24	1,314	1,380,502
Province of Alberta Canada
1.30%, 07/22/30	351	284,812
1.88%, 11/13/24	430	408,491
3.30%, 03/15/28	474	453,338
Province of Ontario Canada
1.13%, 10/07/30	45	35,893
1.60%, 02/25/31	165	135,422
Province of Quebec Canada
1.90%, 04/21/31	55	46,360
Series PD, 7.50%, 09/15/29	409	485,340
		4,349,037
Chile — 0.0%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	265	170,901
3.25%, 09/21/71 (Call 03/21/71)	90	57,420
3.50%, 01/25/50 (Call 07/25/49)	437	325,023
3.86%, 06/21/47	270	215,555
		768,899
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	147	160,498

Indonesia — 0.1%
Indonesia Government International Bond
3.20%, 09/23/61 (Call 03/23/61)	25	17,328
3.35%, 03/12/71	70	47,982
3.50%, 01/11/28	62	58,991
3.50%, 02/14/50	120	90,251
3.70%, 10/30/49	20	15,435
4.10%, 04/24/28	265	259,459
4.20%, 10/15/50	25	20,933
4.45%, 04/15/70	507	427,208
5.35%, 02/11/49	40	38,616
		976,203

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	$425	$356,316
4.13%, 01/17/48	255	223,151
4.50%, 01/30/43	90	83,107
4.50%, April 03, 2120	145	124,195
		786,769
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	555	463,303
3.88%, 05/06/51	700	479,430
4.00%, 10/17/49	507	366,419
5.38%, 06/15/33	946	920,884
		2,230,036
Mexico — 0.2%
Mexico Government International Bond
3.77%, 05/24/61 (Call 11/24/60)(b)	235	158,942
4.28%, 08/14/41 (Call 02/14/41)	25	20,290
4.35%, 01/15/47	207	163,544
4.40%, 02/12/52 (Call 08/12/51)	200	154,642
4.50%, 04/22/29	475	463,206
4.50%, 01/31/50 (Call 07/31/49)(b)	302	242,361
4.60%, 01/23/46	297	243,112
4.60%, 02/10/48	307	249,352
4.75%, 03/08/44	410	347,385
4.88%, 05/19/33 (Call 02/19/33)	200	188,984
5.00%, 04/27/51 (Call 10/27/50)	45	38,406
5.55%, 01/21/45(b)	315	295,300
5.75%, October 12, 2110	309	268,985
6.05%, 01/11/40	373	375,577
6.75%, 09/27/34	371	398,283
7.50%, 04/08/33	445	500,305
8.30%, 08/15/31	360	422,258
		4,530,932
Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	140	93,857
4.30%, 04/29/53	20	14,934
4.50%, 05/15/47	40	31,587
4.50%, 04/16/50 (Call 10/16/49)	225	174,616
4.50%, 04/01/56 (Call 10/01/55)	522	390,639
4.50%, 01/19/63 (Call 07/19/62)	255	186,910
6.70%, 01/26/36	592	632,203
9.38%, 04/01/29	192	230,346
		1,755,092
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	145	87,694
3.00%, 01/15/34 (Call 10/15/33)	155	126,898
3.23%, July 28, 2121 (Call 01/28/21)	195	118,412
3.30%, 03/11/41 (Call 09/11/40)	30	22,446
3.55%, 03/10/51 (Call 09/10/50)(b)	55	40,272
3.60%, 01/15/72 (Call 07/15/71)	35	23,539
5.63%, 11/18/50	297	297,725
6.55%, 03/14/37	306	329,192
8.75%, 11/21/33	472	586,592
		1,632,770
Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	322	263,818
Security	Par (000)	Value

Philippines (continued)
3.70%, 02/02/42	$227	$185,677
3.95%, 01/20/40	117	99,301
5.00%, 01/13/37	307	300,522
6.38%, 01/15/32	125	136,884
6.38%, 10/23/34	262	288,454
7.75%, 01/14/31	130	153,283
9.50%, 02/02/30	417	523,093
		1,951,032
South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	265	237,803
4.13%, 06/10/44	460	435,399
		673,202
Supranational — 2.1%
Asian Development Bank
6.22%, 08/15/27	330	356,139
6.38%, 10/01/28	66	73,717
Council of Europe Development Bank
0.38%, 06/10/24	125	117,471
0.88%, 09/22/26	265	234,448
1.38%, 02/27/25	395	370,948
2.50%, 02/27/24	510	497,270
European Investment Bank
2.38%, 05/24/27	940	881,278
4.88%, 02/15/36	1,128	1,229,204
Inter-American Development Bank
0.50%, 09/23/24	125	116,428
0.63%, 07/15/25	380	346,416
0.63%, 09/16/27	584	499,209
0.88%, 04/03/25	1,110	1,027,805
0.88%, 04/20/26	815	731,454
1.13%, 07/20/28	350	299,971
1.13%, 01/13/31	900	729,081
1.75%, 03/14/25	490	463,516
2.00%, 06/02/26	270	251,011
2.00%, 07/23/26	240	222,677
2.13%, 01/15/25	1,370	1,309,172
2.25%, 06/18/29	765	691,200
2.38%, 07/07/27	812	757,734
2.63%, 01/16/24	720	704,729
3.00%, 02/21/24	1,280	1,255,898
3.13%, 09/18/28	955	912,588
3.20%, 08/07/42	475	404,448
3.88%, 10/28/41	670	631,220
4.38%, 01/24/44	545	549,622
7.00%, 06/15/25	35	37,168
International Bank for Reconstruction & Development
0.38%, 07/28/25	590	533,867
0.63%, 04/22/25	1,760	1,617,933
0.65%, 02/10/26 (Call 02/10/23)(b)	275	242,616
0.75%, 03/11/25	625	578,044
0.75%, 11/24/27	2,065	1,768,260
0.75%, 08/26/30	2,270	1,798,657
0.85%, 02/10/27 (Call 02/10/23)	75	64,523
0.88%, 05/14/30(b)	1,615	1,302,772
1.50%, 08/28/24	1,625	1,544,270
1.63%, 01/15/25	2,188	2,070,132
1.63%, 11/03/31	2,250	1,875,533
1.75%, 10/23/29	1,877	1,636,669
1.88%, 10/27/26	2,174	2,000,080

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.13%, 03/03/25	$1,290	$1,232,260
2.50%, 03/19/24	2,210	2,151,634
2.50%, 11/25/24	1,648	1,587,815
2.50%, 07/29/25	2,011	1,925,935
2.50%, 11/22/27	1,695	1,583,893
2.50%, 03/29/32	70	62,659
3.13%, 11/20/25	710	689,190
4.75%, 02/15/35(b)	369	390,767
International Finance Corp.
0.38%, 07/16/25	280	253,711
0.75%, 08/27/30	355	281,330
1.38%, 10/16/24	1,801	1,702,071
2.13%, 04/07/26	520	486,819
Nordic Investment Bank, 2.25%, 05/21/24.	1,265	1,223,040
		46,306,302
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(b)	150	139,692
4.98%, 04/20/55	284	275,551
5.10%, 06/18/50	457	454,683
7.63%, 03/21/36	293	372,608
		1,242,534
Total Foreign Government Obligations — 3.1%
(Cost: $76,079,520)		67,363,306

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	44,823

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	91,603

Total Municipal Debt Obligations — 0.0%
(Cost: $139,817)		136,426

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	104	97,922
3.00%, 05/01/29	4,223	4,098,717
3.00%, 03/01/46	378	342,318
3.00%, 09/01/46	361	330,014
3.00%, 12/01/46	456	412,676
3.50%, 05/01/33	22	21,681
3.50%, 06/01/34	16	15,359
3.50%, 03/01/38	31	29,467
3.50%, 10/01/42	11	9,974
3.50%, 10/01/44	12	11,104
3.50%, 07/01/47	15	13,866
3.50%, 09/01/47	14	13,157
3.50%, 02/01/48	7	6,817
3.50%, 03/01/48	6	5,193
4.00%, 09/01/45	6	5,757
4.00%, 01/01/48	386	371,746
4.00%, 02/01/48	5	4,560
4.00%, 01/01/49	8	8,267
4.50%, 10/01/48	16	15,845
4.50%, 01/01/49	3	2,842
4.50%, 10/01/52	7,411	7,239,334
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/01/52	$424	$422,455
5.00%, 10/01/52	499	497,182
5.00%, 11/01/52	425	423,251
Federal National Mortgage Association
1.50%, 12/15/37(g)	4,781	4,189,597
2.00%, 01/01/37	970	871,350
2.00%, 12/15/37(g)	279	251,382
2.50%, 12/16/35(g)	6,870	6,347,206
3.50%, 08/01/49	1,091	1,016,740
4.00%, 12/15/37(g)	1,775	1,735,062
4.50%, 12/15/37(g)	25	24,900
4.50%, 05/01/52	472	466,780
4.50%, 10/01/52	1,096	1,070,298
5.00%, 10/01/52	425	425,860
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	138,332
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,792	1,700,916
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	600	482,380
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	807,851
Freddie Mac Multifamily Structured Pass
Through Certificates
2.58%, 06/25/55 (Call 06/25/32)	5,000	4,306,512
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	193,221
Series K048, Class A2, 3.28%, 06/25/25(a)	225	217,201
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	100	96,221
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	1,954,670
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	901,381
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	300	267,460
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,550,782
Series K131, Class A2, 1.85%, 07/25/31	2,000	1,640,580
Series K735, Class A2, 2.86%, 05/25/26	2,987	2,829,797
Series K739, Class A2, 1.34%, 09/25/27	900	786,696
Government National Mortgage Association
1.50%, 10/20/51	252	203,644
2.00%, 07/20/50	81	69,465
2.00%, 08/20/50	3,682	3,146,899
2.00%, 09/20/50	4,411	3,770,144
2.00%, 11/20/50	1,833	1,566,404
2.00%, 12/20/50	1,893	1,618,044
2.00%, 02/20/51	1,213	1,035,103
2.00%, 08/20/51	4,547	3,872,528
2.00%, 10/20/51	3,453	2,938,455
2.00%, 11/20/51	950	808,554
2.00%, 12/20/51	3,520	2,993,361
2.00%, 01/20/52	2,948	2,506,207
2.00%, 03/20/52	990	840,774
2.00%, 04/20/52	3,764	3,192,560
2.00%, 12/20/52(g)	2,944	2,505,160
2.50%, 12/20/46	121	107,653
2.50%, 06/20/50	4,280	3,773,009
2.50%, 08/20/50	351	309,739
2.50%, 09/20/50	490	431,948
2.50%, 01/20/51	1,321	1,164,773
2.50%, 02/20/51	1,636	1,441,180
2.50%, 07/20/51	3,125	2,748,795
2.50%, 08/20/51	6,568	5,774,763

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/20/51	$3,276	$2,876,781
2.50%, 12/20/51	3,042	2,671,837
2.50%, 02/20/52	2,403	2,109,090
2.50%, 03/20/52	3,481	3,049,594
2.50%, 04/20/52	568	497,815
2.50%, 05/20/52	2,207	1,932,619
2.50%, 07/20/52	738	648,123
2.50%, 08/20/52	1,789	1,571,830
2.50%, 12/20/52(g)	1,736	1,525,510
3.00%, 07/20/45	60	54,807
3.00%, 11/20/45	277	254,115
3.00%, 12/20/45	48	43,827
3.00%, 01/20/46	25	23,090
3.00%, 03/20/46	445	408,022
3.00%, 04/20/46	12	10,751
3.00%, 05/20/46	30	27,591
3.00%, 08/20/46	363	333,254
3.00%, 09/20/46	875	802,477
3.00%, 11/20/46	23	20,704
3.00%, 02/15/47	26	23,450
3.00%, 03/20/47	9	8,413
3.00%, 06/20/47	29	26,534
3.00%, 10/20/47	517	474,449
3.00%, 02/20/48	20	18,118
3.00%, 04/20/49	927	850,699
3.00%, 10/15/49	161	146,206
3.00%, 01/20/50	949	864,823
3.00%, 02/20/50	201	182,751
3.00%, 07/20/50	1,276	1,160,891
3.00%, 08/20/50	518	471,403
3.00%, 09/20/50	200	181,808
3.00%, 12/20/50	1,298	1,180,151
3.00%, 08/20/51	2,428	2,198,797
3.00%, 09/20/51	1,821	1,648,232
3.00%, 10/20/51	3,452	3,123,823
3.00%, 11/20/51	1,539	1,392,589
3.00%, 12/20/51	1,934	1,749,416
3.00%, 02/20/52	2,753	2,487,986
3.00%, 05/20/52	991	892,895
3.00%, 07/20/52	979	883,734
3.00%, 12/20/52(g)	3,038	2,743,541
3.50%, 09/20/42	37	35,580
3.50%, 12/20/42	34	31,892
3.50%, 09/20/45	2,847	2,699,898
3.50%, 11/20/46	9	8,321
3.50%, 01/20/47	8	7,899
3.50%, 06/20/47	7	7,061
3.50%, 08/20/47	134	127,111
3.50%, 09/20/47	3,244	3,064,576
3.50%, 11/20/47	32	30,681
3.50%, 02/20/48	17	16,421
3.50%, 08/20/48	32	30,643
3.50%, 01/20/49	14	13,214
3.50%, 09/20/49	977	918,705
3.50%, 10/20/49	691	649,123
3.50%, 12/20/49	278	261,556
3.50%, 01/20/50	637	598,384
3.50%, 03/20/50	441	414,887
3.50%, 08/20/50	217	203,510
3.50%, 01/20/52	2,775	2,586,316
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/20/52	$2,500	$2,315,699
3.50%, 12/20/52(g)	5,664	5,258,249
4.00%, 04/20/47	65	63,036
4.00%, 07/20/47	75	72,484
4.00%, 11/20/47	15	14,807
4.00%, 04/20/48	3	2,883
4.00%, 05/15/48	5	4,442
4.00%, 05/20/48	11	10,944
4.00%, 08/20/48	25	23,816
4.00%, 09/20/48	64	61,728
4.00%, 11/20/48	715	692,755
4.00%, 12/20/48	1,269	1,230,447
4.00%, 02/20/49	898	870,882
4.00%, 02/20/50	50	48,237
4.00%, 07/20/52	279	266,497
4.00%, 09/20/52	4,116	3,924,710
4.00%, 12/20/52(g)	4,431	4,229,355
4.50%, 07/20/41	1,000	1,007,978
4.50%, 06/20/48	22	22,227
4.50%, 08/20/48	4	3,703
4.50%, 09/20/48	274	271,250
4.50%, 10/20/48	135	134,197
4.50%, 12/20/48	54	53,445
4.50%, 01/20/49	199	196,933
4.50%, 03/20/49	3	2,654
4.50%, 06/20/49	38	37,662
4.50%, 07/20/49	16	15,546
4.50%, 08/20/49	4	3,959
4.50%, 08/20/52	4,479	4,381,149
4.50%, 12/20/52(g)	1,724	1,688,510
5.00%, 04/20/48	7	7,190
5.00%, 05/20/48	3	3,199
5.00%, 11/20/48	2	2,397
5.00%, 12/20/48	5	5,042
5.00%, 01/20/49	25	25,344
5.00%, 06/20/49	386	389,717
5.00%, 09/20/52	1,870	1,867,014
5.00%, 12/20/52(g)	1,785	1,783,327
5.50%, 12/20/52(g)	1,100	1,113,046
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	523	457,282
1.50%, 10/01/36	437	382,537
1.50%, 11/01/36	294	257,131
1.50%, 02/01/37	2,821	2,468,430
1.50%, 03/01/37	4,027	3,520,201
1.50%, 04/01/37	674	588,874
1.50%, 08/01/37	380	332,254
1.50%, 11/01/50	466	362,722
1.50%, 02/01/51	3,538	2,745,872
1.50%, 04/01/51	1,244	968,479
1.50%, 05/01/51	2,379	1,851,193
1.50%, 07/01/51	4,769	3,710,763
1.50%, 11/01/51	1,580	1,228,401
1.50%, 12/13/52(g)	1,475	1,148,944
2.00%, 12/01/35	1,819	1,637,193
2.00%, 02/01/36	5,231	4,706,751
2.00%, 03/01/36	791	711,670
2.00%, 05/01/36	1,702	1,529,240
2.00%, 06/01/36	1,541	1,384,776
2.00%, 08/01/36	1,354	1,216,415

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 09/01/36	$2,268	$2,037,293
2.00%, 10/01/36	655	588,682
2.00%, 11/01/36	1,326	1,191,597
2.00%, 12/01/36	1,791	1,608,063
2.00%, 01/01/37	2,775	2,494,701
2.00%, 02/01/37	5,054	4,540,106
2.00%, 04/01/37	9,028	8,101,915
2.00%, 05/01/37	3,478	3,120,714
2.00%, 06/01/37	2,493	2,237,255
2.00%, 07/01/50	1,359	1,124,158
2.00%, 08/01/50	868	717,418
2.00%, 09/01/50	2,135	1,765,141
2.00%, 10/01/50	2,874	2,375,481
2.00%, 11/01/50	4,454	3,679,822
2.00%, 12/01/50	5,515	4,560,446
2.00%, 01/01/51	4,088	3,378,016
2.00%, 02/01/51	3,255	2,685,830
2.00%, 03/01/51	4,842	3,995,990
2.00%, 04/01/51	9,045	7,460,469
2.00%, 05/01/51	13,278	10,953,793
2.00%, 06/01/51	4,359	3,591,478
2.00%, 07/01/51	3,049	2,513,346
2.00%, 08/01/51	5,979	4,922,179
2.00%, 09/01/51	1,908	1,572,162
2.00%, 10/01/51	15,063	12,418,674
2.00%, 11/01/51	13,492	11,112,758
2.00%, 12/01/51	8,600	7,089,648
2.00%, 01/01/52	13,602	11,213,060
2.00%, 02/01/52	8,480	6,974,185
2.00%, 03/01/52	404	331,660
2.00%, 12/13/52(g)	5,310	4,373,500
2.50%, 01/01/32	86	80,895
2.50%, 04/01/32	400	376,241
2.50%, 06/01/32	152	142,974
2.50%, 01/01/33	80	75,998
2.50%, 11/01/34	452	419,449
2.50%, 07/01/35	619	572,511
2.50%, 10/01/35	2,469	2,284,871
2.50%, 03/01/36	1,012	935,779
2.50%, 05/01/36	2,076	1,918,555
2.50%, 06/01/36	519	479,967
2.50%, 07/01/36	1,988	1,837,779
2.50%, 08/01/36	368	340,529
2.50%, 03/01/37	1,147	1,058,390
2.50%, 04/01/37	345	317,509
2.50%, 05/01/37	75	69,462
2.50%, 04/01/47	14	12,221
2.50%, 06/01/50	91	77,742
2.50%, 07/01/50	251	217,917
2.50%, 08/01/50	273	235,319
2.50%, 09/01/50	1,653	1,423,172
2.50%, 10/01/50	655	563,337
2.50%, 11/01/50	8,047	6,923,138
2.50%, 12/01/50	7,118	6,091,162
2.50%, 01/01/51	1,112	955,213
2.50%, 02/01/51	226	193,701
2.50%, 03/01/51	2,002	1,718,645
2.50%, 04/01/51	308	262,771
2.50%, 07/01/51	1,312	1,125,231
2.50%, 08/01/51	5,903	5,092,306
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/51	$6,012	$5,153,356
2.50%, 10/01/51	5,678	4,864,348
2.50%, 11/01/51	6,691	5,733,250
2.50%, 12/01/51	16,397	14,045,211
2.50%, 01/01/52	6,316	5,410,926
2.50%, 02/01/52	3,853	3,298,809
2.50%, 03/01/52	9,248	7,901,929
2.50%, 04/01/52	7,522	6,428,871
2.50%, 05/01/52	974	834,783
2.50%, 07/01/52	1,962	1,675,713
2.50%, 12/13/52(g)	8,379	7,167,318
3.00%, 03/01/30	1,234	1,186,022
3.00%, 01/01/31	51	48,774
3.00%, 08/01/32	91	87,014
3.00%, 10/01/33	38	35,985
3.00%, 07/01/34	9	8,934
3.00%, 09/01/34	63	59,696
3.00%, 11/01/34	29	27,401
3.00%, 12/01/34	70	66,088
3.00%, 03/01/35	223	211,168
3.00%, 07/01/35	182	172,391
3.00%, 10/01/35	525	496,612
3.00%, 07/01/37	890	837,288
3.00%, 12/15/37(g)	3,868	3,639,980
3.00%, 07/01/46	447	404,510
3.00%, 11/01/46	947	855,819
3.00%, 12/01/46	446	403,289
3.00%, 12/01/47	206	186,582
3.00%, 01/01/48	72	65,248
3.00%, 03/01/48	1,252	1,130,670
3.00%, 11/01/48	135	122,099
3.00%, 02/01/49	4,661	4,215,081
3.00%, 09/01/49	11	10,124
3.00%, 11/01/49	8	7,603
3.00%, 12/01/49	101	90,113
3.00%, 02/01/50	60	53,382
3.00%, 03/01/50	164	146,521
3.00%, 04/01/50	283	252,325
3.00%, 05/01/50	42	37,347
3.00%, 06/01/50	2,584	2,302,836
3.00%, 07/01/50	278	246,736
3.00%, 08/01/50	1,920	1,726,780
3.00%, 10/01/50	2,903	2,585,920
3.00%, 01/01/51	801	712,892
3.00%, 04/01/51	7,979	7,097,258
3.00%, 05/01/51	339	304,839
3.00%, 06/01/51	2,945	2,617,978
3.00%, 08/01/51	1,064	949,086
3.00%, 11/01/51	610	541,225
3.00%, 03/01/52	2,382	2,107,131
3.00%, 04/01/52	9,979	8,832,026
3.00%, 05/01/52	3,022	2,673,078
3.00%, 12/13/52(g)	14,665	12,977,790
3.50%, 06/01/33	24	22,939
3.50%, 11/01/33	19	18,173
3.50%, 02/01/34	474	459,747
3.50%, 07/01/34	34	33,506
3.50%, 08/01/34	13	12,745
3.50%, 01/01/35	19	17,952
3.50%, 12/15/37(g)	3,472	3,335,561

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/45	$4,614	$4,306,937
3.50%, 08/01/45	46	43,633
3.50%, 01/01/46	105	99,016
3.50%, 09/01/46	431	405,633
3.50%, 01/01/47	63	58,316
3.50%, 07/01/47	2,048	1,926,246
3.50%, 08/01/47	13	11,777
3.50%, 09/01/47	171	159,406
3.50%, 10/01/47	1,199	1,117,185
3.50%, 11/01/47	299	278,776
3.50%, 01/01/48	113	105,730
3.50%, 02/01/48	903	840,838
3.50%, 04/01/48	69	64,581
3.50%, 07/01/48	187	174,178
3.50%, 11/01/48	11	10,486
3.50%, 01/01/49	124	115,977
3.50%, 02/01/49	324	304,907
3.50%, 03/01/49	884	824,181
3.50%, 06/01/49	2,945	2,742,839
3.50%, 09/01/49	2,443	2,260,303
3.50%, 04/01/50	174	162,484
3.50%, 05/01/50	5,298	4,884,223
3.50%, 02/01/51	4,997	4,623,187
3.50%, 10/01/51	938	872,801
3.50%, 05/01/52	2,967	2,716,523
3.50%, 06/01/52	3,204	2,936,912
3.50%, 12/13/52(g)	8,403	7,691,371
4.00%, 07/01/33	13	13,042
4.00%, 01/01/46	302	293,144
4.00%, 10/01/46	9	8,597
4.00%, 07/01/47	1,959	1,883,751
4.00%, 08/01/47	369	357,893
4.00%, 09/01/47	433	416,077
4.00%, 05/01/48	2,602	2,501,559
4.00%, 09/01/48	2,890	2,777,525
4.00%, 10/01/48	6	5,536
4.00%, 12/01/48	3	2,823
4.00%, 03/01/49	1,766	1,697,472
4.00%, 05/01/49	17	16,446
4.00%, 06/01/49	17	16,769
4.00%, 07/01/49	2,402	2,309,054
4.00%, 12/01/49	11	10,398
4.00%, 04/01/50	2,116	2,027,076
4.00%, 05/01/50	1,226	1,168,850
4.00%, 05/01/52	1,635	1,546,365
4.00%, 06/01/52	1,817	1,719,877
4.00%, 07/01/52	1,957	1,850,728
4.00%, 08/01/52	3,602	3,407,382
4.00%, 09/01/52	888	839,646
4.00%, 12/13/52(g)	8,773	8,295,625
4.50%, 10/01/47	10	9,796
4.50%, 08/01/48	25	24,844
4.50%, 10/01/48	486	480,622
4.50%, 11/01/48	21	20,768
4.50%, 12/01/48	28	26,961
4.50%, 01/01/49	72	70,937
4.50%, 02/01/49	100	98,893
4.50%, 04/01/49	182	179,762
4.50%, 05/01/49	13	13,026
4.50%, 05/01/52	35	33,996
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/52	$2,182	$2,121,101
4.50%, 07/01/52	265	257,692
4.50%, 08/01/52	755	734,047
4.50%, 09/01/52	1,348	1,310,351
4.50%, 12/13/52(g)	6,501	6,327,301
5.00%, 06/01/48	149	150,574
5.00%, 04/01/49	12	11,957
5.00%, 12/01/49	438	442,542
5.00%, 08/01/52	25	24,797
5.00%, 12/13/52(g)	18,011	17,920,945
5.50%, 12/13/52(g)	5,425	5,486,585
		618,218,433
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.25%, 11/16/28	510	493,022
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	9,642
Federal National Mortgage Association
1.63%, 01/07/25	300	283,239
5.63%, 07/15/37	2,142	2,402,424
6.21%, 08/06/38	110	130,910
6.25%, 05/15/29	228	257,091
6.63%, 11/15/30	440	517,797
7.13%, 01/15/30	400	476,060
		4,570,185
U.S. Government Obligations — 40.6%
U.S. Treasury Note/Bond
0.13%, 12/15/23	9,900	9,439,805
0.13%, 01/15/24	9,630	9,154,143
0.25%, 11/15/23	8,150	7,809,037
0.25%, 03/15/24	4,950	4,679,297
0.25%, 05/15/24	10,250	9,622,588
0.25%, 06/15/24	11,650	10,902,762
0.25%, 05/31/25	5,830	5,289,359
0.25%, 06/30/25	4,120	3,735,359
0.25%, 07/31/25	3,850	3,476,730
0.25%, 08/31/25	5,100	4,589,203
0.25%, 09/30/25	3,300	2,968,969
0.25%, 10/31/25	8,390	7,520,193
0.38%, 04/15/24	12,000	11,325,000
0.38%, 08/15/24	4,050	3,777,732
0.38%, 09/15/24	7,600	7,072,750
0.38%, 04/30/25	3,400	3,103,562
0.38%, 11/30/25	7,650	6,856,910
0.38%, 12/31/25	10,500	9,401,602
0.38%, 01/31/26	10,250	9,141,719
0.38%, 09/30/27	5,400	4,580,719
0.50%, 11/30/23	1,800	1,725,469
0.50%, 03/31/25	3,400	3,123,484
0.50%, 02/28/26	4,850	4,330,141
0.50%, 04/30/27	2,350	2,032,199
0.50%, 05/31/27	1,100	947,805
0.50%, 06/30/27	1,900	1,633,406
0.50%, 08/31/27	2,300	1,967,219
0.50%, 10/31/27	7,250	6,172,129
0.63%, 10/15/24	7,000	6,529,141
0.63%, 07/31/26	3,000	2,658,516
0.63%, 03/31/27	1,000	870,547
0.63%, 11/30/27	7,450	6,368,004
0.63%, 12/31/27	10,300	8,784,773
0.63%, 05/15/30	1,800	1,446,750

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.63%, 08/15/30	$7,300	$5,833,156
0.75%, 12/31/23	3,750	3,592,676
0.75%, 11/15/24	8,230	7,673,511
0.75%, 05/31/26	1,350	1,207,090
0.75%, 08/31/26	7,000	6,217,969
0.75%, 01/31/28	6,300	5,396,344
0.88%, 01/31/24	5,000	4,785,156
0.88%, 06/30/26	7,590	6,804,316
0.88%, 09/30/26	5,700	5,077,453
0.88%, 11/15/30	5,090	4,137,216
1.00%, 12/15/24	10,750	10,052,930
1.00%, 07/31/28	5,000	4,287,500
1.13%, 01/15/25	12,000	11,226,563
1.13%, 10/31/26	1,500	1,347,187
1.13%, 02/28/27	2,850	2,543,625
1.13%, 02/29/28	4,000	3,491,250
1.13%, 08/31/28	8,750	7,546,875
1.13%, 02/15/31	10,700	8,867,625
1.13%, 05/15/40	6,100	3,903,047
1.13%, 08/15/40	8,500	5,398,828
1.25%, 08/31/24	2,300	2,175,387
1.25%, 11/30/26	7,200	6,489,563
1.25%, 12/31/26	6,200	5,576,609
1.25%, 03/31/28	7,100	6,225,812
1.25%, 04/30/28	5,100	4,464,094
1.25%, 05/31/28	4,700	4,105,156
1.25%, 06/30/28	7,770	6,773,255
1.25%, 09/30/28	10,200	8,844,516
1.25%, 08/15/31	12,400	10,214,500
1.25%, 05/15/50	8,550	4,769,297
1.38%, 01/31/25	5,150	4,841,805
1.38%, 08/31/26	375	341,250
1.38%, 10/31/28	5,000	4,359,766
1.38%, 12/31/28	5,750	5,008,340
1.38%, 11/15/31	10,500	8,690,391
1.38%, 11/15/40	7,650	5,072,906
1.38%, 08/15/50	4,720	2,721,375
1.50%, 10/31/24	2,800	2,653,437
1.50%, 11/30/24	2,500	2,363,672
1.50%, 02/15/25	10,100	9,504,258
1.50%, 08/15/26	3,550	3,247,695
1.50%, 01/31/27	9,900	8,985,023
1.50%, 11/30/28	5,300	4,648,680
1.50%, 02/15/30	4,200	3,628,406
1.63%, 02/15/26	3,975	3,685,570
1.63%, 05/15/26	3,100	2,861,445
1.63%, 10/31/26	2,500	2,290,625
1.63%, 11/30/26	1,600	1,463,875
1.63%, 08/15/29	665	584,161
1.63%, 05/15/31	7,100	6,073,828
1.63%, 11/15/50	6,100	3,766,750
1.75%, 06/30/24	6,000	5,747,109
1.75%, 12/31/24	1,700	1,613,937
1.75%, 03/15/25	4,670	4,416,434
1.75%, 12/31/26	2,750	2,527,207
1.75%, 01/31/29	7,200	6,395,625
1.75%, 11/15/29	550	487,523
1.75%, 08/15/41	8,400	5,859,000
1.88%, 08/31/24	3,010	2,877,019
1.88%, 06/30/26	175	162,805
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 02/28/27	$1,800	$1,658,109
1.88%, 02/28/29	3,400	3,043,797
1.88%, 02/15/32	10,600	9,134,219
1.88%, 02/15/41	6,500	4,697,266
1.88%, 02/15/51	7,800	5,141,906
1.88%, 11/15/51	7,750	5,096,836
2.00%, 04/30/24	780	751,999
2.00%, 05/31/24	5,750	5,533,027
2.00%, 06/30/24	300	288,363
2.00%, 02/15/25	1,425	1,355,977
2.00%, 08/15/25	2,900	2,740,727
2.00%, 11/15/26	4,150	3,854,312
2.00%, 11/15/41	6,900	5,026,219
2.00%, 02/15/50	4,450	3,039,211
2.00%, 08/15/51	7,000	4,757,812
2.13%, 02/29/24	850	823,803
2.13%, 03/31/24	2,100	2,031,996
2.13%, 09/30/24	3,000	2,880,000
2.13%, 05/15/25	12,480	11,874,525
2.13%, 05/31/26	800	751,125
2.25%, 01/31/24	500	486,426
2.25%, 03/31/24	5,590	5,417,278
2.25%, 04/30/24	2,643	2,556,690
2.25%, 11/15/24	375	360,073
2.25%, 12/31/24	2,100	2,013,703
2.25%, 11/15/25	1,500	1,423,945
2.25%, 03/31/26	275	260,047
2.25%, 02/15/27	4,300	4,022,852
2.25%, 08/15/27	2,100	1,955,625
2.25%, 11/15/27	5,070	4,705,990
2.25%, 05/15/41	5,300	4,074,375
2.25%, 08/15/46	6,855	4,975,230
2.25%, 08/15/49	400	290,563
2.25%, 02/15/52	7,850	5,672,852
2.38%, 08/15/24	675	651,243
2.38%, 05/15/27	4,650	4,362,281
2.38%, 03/31/29	6,200	5,706,906
2.38%, 05/15/29	6,090	5,605,179
2.38%, 02/15/42	7,250	5,643,828
2.38%, 11/15/49	1,690	1,262,747
2.38%, 05/15/51	6,000	4,462,500
2.50%, 04/30/24	6,110	5,933,383
2.50%, 05/15/24	5,485	5,322,164
2.50%, 05/31/24	6,500	6,303,477
2.50%, 01/31/25	1,000	962,656
2.50%, 03/31/27	3,400	3,211,672
2.50%, 02/15/45	2,250	1,734,961
2.50%, 02/15/46	6,050	4,633,922
2.50%, 05/15/46	4,950	3,784,430
2.63%, 12/31/23	7,300	7,138,887
2.63%, 03/31/25	600	579,234
2.63%, 04/15/25	3,130	3,015,804
2.63%, 12/31/25	2,600	2,493,156
2.63%, 01/31/26	350	335,344
2.63%, 05/31/27	2,000	1,898,750
2.63%, 02/15/29	5,215	4,877,247
2.75%, 02/15/24	3,000	2,931,680
2.75%, 05/15/25	3,500	3,381,328
2.75%, 06/30/25	3,900	3,769,289
2.75%, 08/31/25	3,900	3,760,453

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 04/30/27	$4,000	$3,817,188
2.75%, 07/31/27	7,000	6,671,328
2.75%, 02/15/28	4,225	4,006,158
2.75%, 05/31/29	6,700	6,302,711
2.75%, 08/15/32	7,000	6,487,031
2.75%, 08/15/42	1,475	1,214,570
2.75%, 11/15/42	2,925	2,402,156
2.75%, 08/15/47	4,300	3,448,734
2.75%, 11/15/47	3,300	2,647,219
2.88%, 04/30/25	2,160	2,092,837
2.88%, 05/31/25	1,975	1,912,973
2.88%, 06/15/25	9,000	8,722,266
2.88%, 07/31/25	1,500	1,452,539
2.88%, 11/30/25	3,000	2,899,453
2.88%, 05/15/28	1,458	1,388,478
2.88%, 08/15/28	4,900	4,661,125
2.88%, 04/30/29	5,440	5,157,375
2.88%, 05/15/32	9,100	8,534,094
2.88%, 05/15/43	400	334,375
2.88%, 08/15/45	3,395	2,794,509
2.88%, 11/15/46	3,800	3,122,531
2.88%, 05/15/49	1,435	1,189,032
2.88%, 05/15/52	7,610	6,330,569
3.00%, 07/15/25	7,250	7,041,562
3.00%, 09/30/25	1,300	1,261,914
3.00%, 10/31/25	1,200	1,164,094
3.00%, 05/15/42	170	146,598
3.00%, 11/15/44	1,600	1,352,000
3.00%, 05/15/45	1,285	1,082,412
3.00%, 11/15/45	4,400	3,702,875
3.00%, 02/15/47	4,475	3,756,203
3.00%, 05/15/47	3,900	3,277,219
3.00%, 02/15/48	2,000	1,684,375
3.00%, 08/15/48	555	468,888
3.00%, 02/15/49	375	318,105
3.00%, 08/15/52	4,700	4,027,312
3.13%, 08/15/25	2,100	2,045,695
3.13%, 08/31/27	3,000	2,909,297
3.13%, 11/15/28	275	264,795
3.13%, 08/31/29	6,900	6,641,250
3.13%, 11/15/41	825	729,738
3.13%, 02/15/42	1,000	883,594
3.13%, 02/15/43	500	436,484
3.13%, 08/15/44	1,600	1,382,250
3.13%, 05/15/48	750	647,930
3.25%, 06/30/27	4,700	4,579,195
3.25%, 06/30/29	5,500	5,329,844
3.25%, 05/15/42	2,928	2,631,164
3.38%, 08/15/42	2,100	1,922,156
3.38%, 05/15/44	1,020	919,594
3.38%, 11/15/48	500	453,359
3.50%, 09/15/25	9,000	8,856,562
3.50%, 02/15/39	350	336,711
3.63%, 08/15/43	225	212,027
3.63%, 02/15/44	720	676,913
3.75%, 11/15/43	300	287,813
3.88%, 11/30/27	4,000	4,016,250
3.88%, 09/30/29	1,000	1,007,500
3.88%, 11/30/29	3,000	3,026,719
3.88%, 08/15/40	300	299,109
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.00%, 10/31/29	$3,000	$3,047,344
4.00%, 11/15/42	2,700	2,712,656
4.00%, 11/15/52	2,000	2,080,625
4.13%, 09/30/27	3,000	3,037,734
4.13%, 10/31/27	3,800	3,849,875
4.13%, 11/15/32	3,000	3,118,594
4.25%, 10/15/25	5,800	5,822,656
4.25%, 11/15/40	250	261,484
4.38%, 02/15/38	2,400	2,575,500
4.38%, 11/15/39	150	160,055
4.38%, 05/15/40	250	266,250
4.38%, 05/15/41	500	530,703
4.50%, 11/15/25	5,000	5,057,031
4.50%, 02/15/36	900	979,875
4.50%, 05/15/38	500	543,672
4.63%, 02/15/40	250	274,922
5.00%, 05/15/37	2,400	2,739,000
5.38%, 02/15/31	1,000	1,114,688
6.13%, 08/15/29	1,000	1,134,219
6.25%, 05/15/30	100	115,922
6.38%, 08/15/27	800	882,875
		883,079,281
Total U.S. Government & Agency Obligations — 69.2%
(Cost: $1,673,329,164)		1,505,867,899
Total Long-Term Investments — 99.1%
(Cost: $2,424,325,640)		2,157,373,396

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(h)(i)	126,221	126,233,585
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(h)(i)(j)	4,514	4,514,442

Total Short-Term Securities — 6.0%
(Cost: $130,715,535)		130,748,027

Total Investments Before TBA Sales Commitments — 105.1%
(Cost: $2,555,041,175)		2,288,121,423

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association, 3.00%, 12/20/52	$(575)	(519,268)
Uniform Mortgage-Backed Securities, 5.00%, 12/13/52	$(1,773)	(1,764,135)

Total TBA Sales Commitments — (0.1)%
(Proceeds: $(2,254,806))		(2,283,403)

Total Investments, Net of TBA Sales Commitments — 105.0%
(Cost: $2,552,786,369)		2,285,838,020

Liabilities in Excess of Other Assets — (5.0)%		(107,921,036)

Net Assets — 100.0%		$2,177,916,984

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Zero-coupon bond.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Represents or includes a TBA transaction.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$234,003,604	$—	$(107,735,149	)(a)	$(99,375)	$64,505	$126,233,585	126,221	$2,104,276		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,053,228	—	(27,538,786	)(a)	—	—	4,514,442	4,514	32,366	(b)	—
					$(99,375)	$64,505	$130,748,027		$2,136,642		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities.	$—	$5,011,555	$—	$5,011,555
Collaterized Mortgage Obligations	—	20,704,561	—	20,704,561
Corporate Bonds & Notes	—	558,289,649	—	558,289,649
Foreign Government Obligations	—	67,363,306	—	67,363,306
Municipal Debt Obligations	—	136,426	—	136,426
U.S. Government & Agency Obligations	—	1,505,867,899	—	1,505,867,899
Money Market Funds	130,748,027	—	—	130,748,027
	130,748,027	2,157,373,396	—	2,288,121,423
Liabilities
TBA Sales Commitments	—	(2,283,403)	—	(2,283,403)
	$130,748,027	$2,155,089,993	$—	$2,285,838,020

Portfolio Abbreviation

BAB	Build America Bond	SOFR	Secured Overnight Financing Rate
GO	General Obligation	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate
SCA	Svenska Celluosa Aktiebolaget